As filed with the Securities and Exchange Commission on February 27, 1998

                                       1933 Act Reg. No. 33-88316
                                       1940 Act File No. 811-8932
-------------------------------------------------------------------------
                             Washington, D.C. 20549

                                   FORM N-1A
                             -----------------------

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                         POST-EFFECTIVE AMENDMENT NO. 9                 [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                AMENDMENT NO. 11                        [X]

                              Artisan Funds, Inc.
                                  (Registrant)

                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202

                       Telephone Number:  (414) 390-6100
     Andrew A. Ziegler                       Janet D. Olsen
     Artisan Funds, Inc.                     Bell, Boyd & Lloyd
     1000 North Water Street, #1770          Three First National Plaza, #3300
     Milwaukee, Wisconsin 53202              Chicago, Illinois 60602
                              (Agents for Service)
                            ------------------------

                Amending Parts A, B, and C and filing Exhibits.

             It is proposed that this filing will become effective:

             __ immediately upon filing pursuant to rule 485(b)


              X on February 27, 1998 pursuant to rule 485(b)
             --

             __ 60 days after filing pursuant to rule 485(a)(1)


             __ on _________________ pursuant to rule 485(a)(1)

             __ 75 days after filing pursuant to rule 485(a)(2)

             __ on _________________ pursuant to rule 485(a)(2)

                              ARTISAN FUNDS, INC.

         Cross-reference sheet pursuant to rule 495(a) of Regulation C

                                       PART A


Item           Location or Caption
----           -------------------


PART A (PROSPECTUS) - ARTISAN SMALL CAP FUND
--------------------------------------------

1(a)-(b)       Front cover


2(a)           Expenses and Performance - Expenses
  (b)-(c)      Contents; The Fund at a Glance

3(a)           Expenses and Performance - Financial Highlights
  (b)          Not applicable
  (c)-(d)      Expenses and Performance - Performance

4(a)(i)        Organization
     (ii)      The Fund at a Glance; The Fund's Investment Philosophy;
               Securities, Investment Practices, and
               Risks
 (b)           Securities, Investment Practices and Risks
 (c)           The Fund at a Glance - Who May Want to Invest;
               The Fund's Investment Philosophy; Securities, Investment
               Practices and Risks

5(a)           Organization
 (b)           Organization; Management; The Fund in Detail -
               Expenses; Expenses and Performance - Expenses; How to
               Contact Us
 (c)           Organization; Management
 (d)           Not applicable
 (e)           How to Buy Shares; How to Sell Shares; How to Contact
               Us

 (f)           Expenses and Performance - Expenses; The Fund in
               Detail - Expenses
 (g)           Not applicable
5A             Not applicable [included in annual report to shareholders]
                - The information called for by item 5A is included in
               registrant's annual report to shareholders

6(a)           Organization; How to Buy Shares; How to Sell Shares
 (b)-(d)       Not applicable
 (e)           Doing Business with the Fund; How to Buy Shares;
               How to Sell Shares; Shareholder and Account Policies -
               Statements and Reports; How to Contact Us
 (f)-(g)       Dividends, Capital Gains and Taxes

7              Doing Business with the Fund; How to Buy Shares;
               Shareholder and Account Policies - Purchases
 (a)           Not applicable
 (b)           How to Buy Shares; Shareholder and Account Policies -
               Share Price
 (c)           Not applicable
 (d)           How to Buy Shares
 (e)-(f)       Not applicable

8(a)           Doing Business with the Fund; How to Sell
               Shares; Shareholder and Account Policies - Redemptions
 (b)           Shareholder and Account Policies - Purchases
 (c)-(d)       Shareholder and Account Policies - Redemptions

9              Not applicable

PART A (PROSPECTUS) - ARTISAN INTERNATIONAL FUND
------------------------------------------------
                      ARTISAN INTERNATIONAL SHARES
                      ----------------------------

1(a)-(b)       Front cover


2(a)           Expenses and Performance - Expenses
  (b)-(c)      Contents; The Fund at a Glance

3(a)           Expenses and Performance - Financial Highlights
  (b)          Not applicable
  (c)-(d)      Expenses and Performance - Performance

4(a)(i)        Organization
     (ii)      The Fund at a Glance; The Fund's Investment Philosophy;
               Securities, Investment Practices, and
               Risks
 (b)           Securities, Investment Practices and Risks
 (c)           The Fund at a Glance - Who May Want to Invest;
               The Fund's Investment Philosophy; Securities, Investment
               Practices and Risks

5(a)           Organization
 (b)           Organization; Management; The Fund in Detail -
               Expenses; Expenses and Performance - Expenses; How to
               Contact Us
 (c)           Organization; Management
 (d)           Not applicable
 (e)           How to Buy Shares; How to Sell Shares; How to Contact
               Us
 (f)           Expenses and Performance - Expenses; The Fund in
               Detail - Expenses
 (g)           Not applicable

5A             Not applicable [included in annual report to shareholders]

6(a)           Organization; How to Buy Shares; How to Sell Shares
 (b)-(d )      Not applicable
 (e)           Doing Business with the Fund; How to Buy Shares;
               How to Sell Shares; Shareholder and Account Policies -
               Statements and Reports; How to Contact Us
 (f)-(g)       Dividends, Capital Gains and Taxes

7              Doing Business with the Fund; How to Buy Shares;
               Shareholder and Account Policies - Purchases
 (a)           Not applicable
 (b)           How to Buy Shares; Shareholder and Account Policies -
               Share Price
 (c)           Not applicable
 (d)           How to Buy Shares
 (e)-(f)       Not applicable

8(a)           Doing Business with the Fund; How to Sell
               Shares; Shareholder and Account Policies - Redemptions
 (b)           Shareholder and Account Policies - Purchases
 (c)-(d)       Shareholder and Account Policies - Redemptions

9              Not applicable



PART A (PROSPECTUS) - ARTISAN INTERNATIONAL FUND
------------------------------------------------
                      ARTISAN INTERNATIONAL INSTITUTIONAL SHARES
                      ------------------------------------------

1(a)-(b)       Front cover

2(a)           Expenses
 (b)-(c)       Contents; The Fund at a Glance

3(a)           Financial Highlights
 (b)           Not applicable
 (c)-(d)       Performance

4(a)(i)        The Fund in Detail - Organization
    (ii)       The Fund at a Glance; The Fund's Investment Philosophy;
               Securities, Investment Practices and Risks
 (b)           Securities, Investment Practices and Risks
 (c)           The Fund at a Glance - Who May Want to Invest;
               The Fund in Detail - The Fund's Investment Philosophy;
               Securities, Investment Practices and Risks

5(a)           The Fund in Detail - Organization
 (b)           The Fund in Detail - Organization; The Fund in Detail -
               Management;
               Expenses; The Fund in Detail - Expenses; Purchasing and
               Redeeming Shares - Doing Business with Artisan Funds
 (c)           The Fund in Detail - Organization; The Fund in Detail -
               Management
 (d)           Not applicable
 (e)           Purchasing and Redeeming Shares - How to Invest; Purchasing and
               Redeeming Shares - How to Redeem Shares
 (f)           Expenses; The Fund in Detail - Expenses
 (g)           Not applicable

5A             Not applicable [included in annual report to shareholders]

6(a) The Fund in Detail - Organization; Purchasing and Redeeming Shares - How to Invest; Purchasing and Redeeming Shares - How to Redeem Shares
 (b)-(d)       Not applicable
 (e)           Purchasing and Redeeming Shares - How to Invest;
               Purchasing and Redeeming Shares - How to Redeem Shares; Statements and Reports
 (f)-(g)       Dividends, Capital Gains and Taxes
 (h)           Front Cover; The Fund at a Glance - International Institutional
               Shares

7              Purchasing and Redeeming Shares - Who May Invest;
               Purchasing and Redeeming Shares - How to Invest
 (a)           Not applicable

 (b)           Purchasing and Redeeming Shares - How to Invest; Net Asset Value
 (c)           Not applicable
 (d)           Purchasing and Redeeming Shares - Who May Invest
 (e)-(f)       Not applicable

8(a)           Purchasing and Redeeming Shares - Doing Business with the Fund;
               Purchasing and Redeeming Shares - How to Redeem Shares;
 (b)           Purchasing and Redeeming Shares - How to Redeem Shares
 (c)-(d)       Purchasing and Redeeming Shares - How to Redeem Shares

9              Not applicable

PART A (PROSPECTUS) - ARTISAN MID CAP FUND
------------------------------------------
1(a)-(b)    Front cover

2(a)        Expenses and Performance - Expenses
 (b)-(c)    Contents; The Fund at a Glance

3(a)        Not applicable
  (b)       Not applicable
  (c)       Expenses and Performance - Performance
  (d)       Not applicable

 4(a)(i)    The Fund in Detail - Organization
     (ii)   The Fund at a Glance; The Fund in Detail - The Fund's Investment
                Philosophy; The Fund in Detail - Securities, Investment Practices, and Risks
  (b)       The Fund in Detail - Securities, Investment Practices and Risks
  (c)       The Fund at a Glance - Who May Want to Invest; The Fund in Detail -
                The Fund's Investment Philosophy; The Fund in Detail - Securities; Investment Practice and Risks
5(a)        The Fund in Detail - Organization
 (b)        The Fund in Detail - Organization; The Fund in Detail - Management;
                The Fund in Detail - Expenses; Expenses and Performance - Expenses; Your Account - Doing Business with the Fund
 (c)        The Fund in Detail - Organization; The Fund in Detail - Management
 (d)       Not applicable
 (e)        Your Account - How to Buy Shares; Your Account - How to Sell
                Shares; Your Account - Doing Business with the Fund
 (f)        Expenses and Performance - Expenses; The Fund in Detail - Expenses
 (g)        Not applicable

5A          Not applicable

6(a)        The Fund in Detail - Organization; Your Account - How to Buy
                Shares; Your Account - How to Sell Shares
 (b)-(d)    Not applicable

 (e)        Your Account - Doing Business with the Fund; Your Account - How to
                Buy Shares; Your Account - How to Sell Shares; Shareholder and Account Policies - Statements and Reports
 (f)-(g)    Dividends, Capital Gains, and Taxes

7           Your Account - Doing Business with the Fund; Your Account - How to
                Buy Shares; Shareholder and Account Policies - Purchases
 (a)        Not applicable

 (b)        Your Account - How to Buy Shares; Shareholder and Account Policies
                - Share Price
 (c)        Not applicable
 (d)        Your Account - How to Buy Shares
 (e)-(f)    Not applicable

8(a)        Your Account - Doing Business with the Fund; Your Account - How to
                Sell Shares; Shareholder and Account Policies - Redemptions
 (b)        Shareholder and Account Policies - Purchases
 (c)-(d)    Shareholder and Account Policies - Redemptions

9           Not applicable

PART A (PROSPECTUS) - ARTISAN SMALL CAP VALUE FUND

1(a)-(b)          Front cover

2(a)              Expenses and Performance - Expenses
  (b)-(c)         Contents; The Fund at a Glance

3(a)              Expenses and Performance - Financial Highlights
  (b)             Not applicable
  (c)-(d)         Expenses and Performance - Performance

4(a)(i)           Organization
     (ii)         The Fund at a Glance; The Fund's Investment Philosophy;
                  Securities, Investment Practices, and
                  Risks
  (b)             Securities, Investment Practices and Risks
  (c)             The Fund at a Glance - Who May Want to Invest;
                  The Fund's Investment Philosophy; Securities, Investment
                  Practices and Risks

5(a)              Organization
  (b)             Organization; Management; The Fund in Detail -
                  Expenses; Expenses and Performance - Expenses; How to
                  Contact Us
  (c)             Organization; Management
  (d)             Not applicable
  (e)             How to Buy Shares; How to Sell Shares; How to Contact
                  Us
  (f)             Expenses and Performance - Expenses; The Fund in
                  Detail - Expenses
  (g)             Not applicable
5A                Not applicable [included in annual report to shareholders]
                   - The information called for by item 5A is included in
                  registrant's annual report to shareholders

6(a)              Organization; How to Buy Shares; How to Sell Shares
  (b)-(d)         Not applicable
  (e)             Doing Business with the Fund; How to Buy Shares;
                  How to Sell Shares; Shareholder and Account Policies -
                  Statements and Reports; How to Contact Us
  (f)-(g)         Dividends, Capital Gains and Taxes
7                 Doing Business with the Fund; How to Buy Shares;
                  Shareholder and Account Policies - Purchases
  (a)             Not applicable
  (b)             How to Buy Shares; Shareholder and Account Policies -
                  Share Price
  (c)             Not applicable
  (d)             How to Buy Shares

  (e)-(f)         Not applicable

8(a)              Doing Business with the Fund; How to Sell
                  Shares; Shareholder and Account Policies - Redemptions
 (b)              Shareholder and Account Policies - Purchases
 (c)-(d)          Shareholder and Account Policies - Redemptions

9                 Not applicable

                                       PART B

PART B (STATEMENT OF ADDITIONAL INFORMATION) - ARTISAN SMALL CAP FUND
---------------------------------------------------------------------


10             Front cover

11             Front cover

12             Part A - Organization

13(a)-(c)      Investment Objectives and Policies; Investment
               Techniques and Risks; Investment Restrictions
  (d)          Investment Techniques and Risks

14(a)-(b)      Directors and Officers
   (c)         Not applicable

15(a)-(b)      Not applicable
    (c)        Directors and Officers

16(a)(i)       Investment Adviser
     (ii)      Directors and Officers
     (iii)     Investment Adviser
  (b)          Investment Adviser
  (c)-(g)      Not applicable
  (h)          Custodian; Independent Accountants
  (i)          Not applicable

17(a)          Portfolio Transactions
  (b)          Not applicable
  (c)-(d)      Portfolio Transactions
  (e)          Not applicable

18(a)          The Fund
  (b)          Not applicable

19(a)-(c)      Purchasing and Redeeming Shares

20             Additional Tax Information

21             Not applicable

22(a)          Not applicable
  (b)          Performance Information

23             Financial Statements

PART B (STATEMENT OF ADDITIONAL INFORMATION) - ARTISAN INTERNATIONAL FUND
-------------------------------------------------------------------------


10             Front cover

11             Front cover

12             Part A - Organization

13(a)-(c)      Investment Objectives and Policies; Investment
               Techniques and Risks; Investment Restrictions
  (d)          Investment Techniques and Risks

14(a)-(b)      Directors and Officers
  (c)          Not applicable

15(a)-(b)      Not applicable
  (c)          Directors and Officers

16(a)(i)       Investment Adviser
     (ii)      Directors and Officers
     (iii)     Investment Adviser
  (b)          Investment Adviser
  (c)-(g)      Not applicable
  (h)          Custodian; Independent Accountants
  (i)          Not applicable

17(a)          Portfolio Transactions
  (b)          Not applicable
  (c)-(d)      Portfolio Transactions
  (e)          Not applicable

18(a)          The Fund
  (b)          Not applicable

19(a)-(c)      Purchasing and Redeeming Shares

20             Additional Tax Information

21             Not applicable

22(a)          Not applicable
  (b)          Performance Information

23             Financial Statements

PART B (STATEMENT OF ADDITIONAL INFORMATION) - ARTISAN MID CAP FUND
-------------------------------------------------------------------
Item        Location or Caption


10          Front cover

11          Front cover

12          Part A - Organization

13(a)-(c)   Investment Objectives and Policies; Investment Techniques and
                Risks; Investment Restrictions
  (d)       Investment Techniques and Risks

14(a)-(b)   Directors and Officers
  (c)       Not applicable

15(a)-(b)   Not applicable
  (c)       Directors and Officers

16(a)(i)    Investment Adviser
     (ii)   Directors and Officers
     (iii)  Investment Adviser
  (b)       Investment Adviser
  (c)-(g)   Not applicable
  (h)       Custodian; Independent Accountants
  (i)       Not applicable

17(a)       Portfolio Transactions
  (b)       Not applicable
  (c)-(d)   Portfolio Transactions
  (e)       Not applicable

18(a)       The Fund
  (b)       Not applicable

19(a)-(c)   Purchasing and Redeeming Shares

20          Not applicable
21          Not applicable
22(a)       Not applicable
  (b)       Performance Information

23          Not applicable

PART B (STATEMENT OF ADDITIONAL INFORMATION) - ARTISAN SMALL CAP VALUE FUND


10                Front cover

11                Front cover

12                Part A - Organization

13(a)-(c)         Investment Objectives and Policies; Investment
                  Techniques and Risks; Investment Restrictions
  (d)             Investment Techniques and Risks

14(a)-(b)         Directors and Officers
    (c)           Not applicable

15(a)-(b)         Not applicable
    (c)           Directors and Officers
16(a)(i)          Investment Adviser
       (ii)       Directors and Officers
       (iii)      Investment Adviser
    (b)           Investment Adviser
    (c)-(g)       Not applicable
    (h)           Custodian; Independent Accountants
    (i)           Not applicable

17(a)             Portfolio Transactions
    (b)           Not applicable
    (c)-(d)       Portfolio Transactions
    (e)           Not applicable

18(a)             The Fund
  (b)             Not applicable

19(a)-(c)         Purchasing and Redeeming Shares

20                Additional Tax Information

21                Not applicable

22(a)             Not applicable
    (b)           Performance Information

23                Financial Statements
xxxxx


                             ARTISAN SMALL CAP FUND

                                   PROSPECTUS

                                OCTOBER 28, 1997

                      INVESTMENT MANAGEMENT PRACTICED WITH
                     INTELLIGENCE AND DISCIPLINE IS AN ART.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

A Statement of Additional Information dated the date of this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by calling 1-800-344-1770.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PRO-SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ARTISAN
SMALL CAP
FUND

A NO-LOAD FUND


ARTISAN SMALL CAP FUND invests for maximum long-term capital growth. The Fund invests primarily in the common stocks of small companies whose outstanding shares have an aggregate market value of less than $1 billion.

PROSPECTUS
OCTOBER 28, 1997

ARTISAN FUNDS, INC.
1000 North Water Street, Suite 1770
Milwaukee, Wisconsin 53202

CONTENTS

THE FUND AT A GLANCE           3    GOAL; STRATEGY; MANAGEMENT;
                                    WHO MAY WANT TO INVEST; RISKS
                                    AND RETURNS

EXPENSES AND PERFORMANCE       4    EXPENSES; FINANCIAL HIGHLIGHTS

YOUR ACCOUNT                   5    PERFORMANCE; DOING BUSINESS WITH THE FUND;
                                    WHO IS ELIGIBLE TO INVEST

                               6    WAYS TO SET UP YOUR ACCOUNT

                               7    HOW TO BUY SHARES; MINIMUM INVESTMENTS;
                                    AUTOMATIC INVESTMENT PLAN

                               9    HOW TO SELL SHARES

SHAREHOLDER AND ACCOUNT       11    STATEMENTS AND REPORTS; SHARE
POLICIES                            PRICE; PURCHASES

                              12    REDEMPTIONS; ACCOUNT REGISTRATION;
                                    TELEPHONE TRANSACTIONS

                              13    TELEPHONE EXCHANGE PLAN

DIVIDENDS, CAPITAL GAINS      14    DISTRIBUTION OPTIONS; TAXES
AND TAXES

THE FUND IN DETAIL            16    ORGANIZATION; MANAGEMENT

                              17    EXPENSES; THE FUND'S INVESTMENT
                                    PHILOSOPHY

                              19 SECURITIES, INVESTMENT PRACTICES AND RISKS; EQUITY SECURITIES

                              20    FOREIGN SECURITIES

                              21 DEBT SECURITIES; CONVERTIBLE SECURITIES; MANAGING INVESTMENT EXPOSURE

                              22 CURRENCY EXCHANGE TRANSACTIONS; OPTIONS AND FUTURES

                              23    ILLIQUID AND RESTRICTED SECURITIES;
                                    DIVERSIFICATION; LENDING PORTFOLIO
                                    SECURITIES; REPURCHASE AGREEMENTS; WHEN-
                                    ISSUED AND DELAYED-DELIVERY SECURITIES;
                                    BORROWING

                              24    OTHER INVESTMENT COMPANIES;
                                    PORTFOLIO TURNOVER

THE FUND AT A GLANCE

GOAL
ARTISAN SMALL CAP FUND (THE "FUND"), ONE OF THE SERIES OF FUNDS OF ARTISAN FUNDS, INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH.

STRATEGY
THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF SMALL COMPANIES WHOSE OUTSTANDING SHARES HAVE AN AGGREGATE MARKET VALUE OF LESS THAN $1 BILLION. It looks for well-managed companies with sustainable growth prospects whose securities are undervalued either because they lack recognition or are out of favor based on short-term factors.

Because the Fund seeks to invest in companies that are characterized by sparse Wall Street research coverage, the Fund uses its own detailed research process to identify investment opportunities. For example, the quality of management is evaluated by face-to-face meetings. In addition, a company's competitive position is analyzed carefully, as are the company's growth history and prospects. Fund management also estimates the intrinsic value of prospective investments to identify those which are undervalued.The emphasis on fundamental analysis of stock valuation relative to growth prospects sets the Fund apart from pure "growth" or "value" funds. The Fund's style is often characterized as "growth at a price" or "growth/value blend."

MANAGEMENT
Artisan Partners Limited Partnership ("Artisan Partners"), located in Milwaukee, Wisconsin, San Francisco, California and Atlanta, Georgia selects investments for the Fund. Carlene Murphy Ziegler and Millie Adams Hurwitz are the portfolio managers and are responsible for the day-to-day management of the Fund. Ms. Ziegler and Ms. Hurwitz make all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

WHO MAY WANT TO INVEST
Artisan Small Cap Fund is designed for investors who want maximum long-term capital growth rather than income and who have the long-term investment outlook needed for investing in the stocks of small companies.

RISKS AND RETURNS
Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. In addition, the stocks of small companies often involve more volatility than the stocks of larger companies. The Fund does not pursue income and is not by itself a balanced investment plan.

The Fund seeks to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings to avoid concentration in any one stock or industry.

The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than you paid for them.

See "Securities, Investment Practices and Risks" on page 19 for the types of investments the Fund may make and "Your Account" on page 5 for how to buy and redeem shares.

-------------------------------------------------------------------------------
WHO MAY INVEST
The Fund is closed to new investors. The board decided that limiting the Fund's size was in the best interests of shareholders because it allows Artisan Partners to concentrate the Fund's investments in a manageable number of small companies without taking too large a position in any single company. See "Who
Is Eligible to Invest" on page 5 to determine if you are eligible to invest in the Fund.
--------------------------------------------------------------------------------

EXPENSES AND PERFORMANCE

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund.

Maximum sales charge on purchases
and reinvested dividends......................NONE

Deferred sales charge on redemptions..........NONE

Redemption fee <F1>...........................NONE

Exchange fee..................................NONE

<F1> A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5).

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). The Fund pays its own operating expenses, including a management fee to Artisan Partners. The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Fund's expenses are factored into its share price daily, and are not charged directly to shareholder accounts.

The following are historical expenses and are expressed as percentages of the Fund's average net assets:

Management fee...............................  1.00%

12b-1 fee.....................................  NONE

Other expenses...............................  0.41%
                                               -----
Total operating expenses.....................  1.41%
                                               =====
The purpose of the expense table is to help you understand the costs and expenses associated with investing in the Fund.


-------------------------------------------------------------------------------
UNDERSTANDING EXPENSES
Operating a mutual fund requires paying for portfolio management, shareholder statements, tax reporting and other services. These costs are paid from the Fund's assets; any quoted share price or return is after expenses.
-------------------------------------------------------------------------------

EXAMPLE: Let's say, hypotheti cally, that the Fund's annual re turn is 5% and that its operat ing expenses are exactly as shown above. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

After 1 year.................................. $ 15
After 3 years................................. $ 46
After 5 years................................. $ 79
After 10 years................................ $174

This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example.

FINANCIAL HIGHLIGHTS
The information below shows the results of an investment in the Fund through the end of the fiscal period indicated. This information was audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's annual report to shareholders for the fiscal year ended June 30, 1997.
                                        1997      1996      1995<F2>
                                       ------     ----      ----
Net asset value,
  beginning of period                  $14.67    $11.52     10.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment (loss)                   (0.04)    (0.07)    (0.01)
Net realized and unrealized
  gains on securities                    1.55      3.32      1.53
                                         ----      ----      ----
  Total from investment
  operations                             1.51      3.25      1.52

LESS DISTRIBUTIONS
  Total distributions                  (1.07)     (0.10)
                                       ------     ------    ------
Net asset value,
  end of period                        $15.11     $14.67   $11.52
                                       ======     ======   ======

Total return                            11.3%      28.3%    15.2%<F4>

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
  period (millions)                   $267.8     $400.0    $99.3
Ratio of expenses to
  average net assets                     1.41%      1.52%    2.00%<F3>
Ratio of net investment
  income to average
  net assets                           (0.73)%     (0.75%)  (0.59%)<F3>
Portfolio turnover rate                87.18%     105.19%    9.28% <F4>
Average
  commission rate                      $0.0527


<F2> From the commencement of operations
      (March 28, 1995) through June 30, 1995.
<F3> Annualized
<F4> Not Annualized

PERFORMANCE
Mutual fund performance is commonly measured as total return. TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An aVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

More information about the Fund's investment performance is included in its annual report to shareholders, a copy of which may be obtained without charge by calling 1-800-344-1770.

                        ---------------------------------

YOUR ACCOUNT

DOING BUSINESS WITH THE FUND
The Fund provides shareholders with service during extended business hours. To reach the Fund, call 1-800-344-1770.

WHO IS ELIGIBLE TO INVEST?
The Fund is closed to new investors. If you were a shareholder of the Fund when it closed on February 27, 1996, you may make additional investments in the Fund and reinvest your dividends and capital gain distributions, even though the Fund has closed.

You may open a new account only if:
- you are already a shareholder (in your own name or as beneficial owner of shares held in someone else's name);

- your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

- you are transferring or doing a "rollover" into a Fund IRA from an employee benefit plan through which you held shares of the Fund (if your plan doesn't qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

- you are an employee benefit plan sponsored by an institution that also sponsors (or is an affiliate of an institution that sponsors) another employee benefit plan account that was a shareholder of the Fund at February 27, 1996;

- you are a director or officer of Artisan Funds, Inc. ("Artisan Funds"), or a partner or employee of Artisan Partners, or a member of the immediate family of any of those people;

- you are a client of Artisan Partners or you have an existing business relationship with Artisan Partners and, in the judgment of Artisan Partners, your investment in the Fund would not adversely affect Artisan Partners' ability to manage the Fund effectively; or

- you are a client of a financial adviser or planner who had at least $1 million of client assets invested with the Fund on or before February 27, 1996, or at the time of your application.

You may continue to add to your existing account(s) through the reinvestment of dividends and distributions from the Fund, and through the purchase of additional Fund shares. An employee benefit plan which is a Fund shareholder may continue to buy shares in the ordinary course of the plan's operations, even for new plan participants. An eligible financial adviser or planner may continue to buy shares for existing and new clients.

The Fund does not intend to resume sales of shares to new investors. Call us at 1-800-344-1770 if you have questions about your ability to invest.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT OWNERSHIP

FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners.


--------------------------------------------------------------------------------
RETIREMENT
TO DEFER TAXES ON YOUR RETIREMENT SAVINGS

Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. RETIREMENT ACCOUNTS REQUIRE SPECIAL APPLICATIONS WHICH MAY BE OBTAINED BY CALLING 1-800-344-1770.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2,000 per tax year. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as you and your spouse's combined earned income is at least $4,000.

- ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) allow small business owners or those with self-employment income to make tax-deductible contributions of up to 15% of the first $160,000 of compensation per year for themselves and any eligible employees.

- OTHER RETIREMENT PLANS - The Fund may be used as an investment in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. The Fund does not offer prototypes of these plans.


--------------------------------------------------------------------------------
An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.


GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)

TO INVEST FOR A MINOR'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a minor. The account application should include the child's social security number.


--------------------------------------------------------------------------------
TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN

FOR MONEY BEING INVESTED BY A TRUST, EMPLOYEE BENEFIT PLAN, OR PROFIT-SHARING
PLAN

The trust or plan must be established before an account can be opened. The date of the trust or plan should be included on the new account application.


--------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.

HOW TO BUY SHARES
If you are eligible to open a new account, you may do so by:

- mailing in an application with a check for $1,000 or more, or

- exchanging $1,000 or more from your existing account with another of the Artisan Funds. For more details, see "Telephone Exchange Plan" on page 13.

AFTER YOUR ACCOUNT IS OPEN, YOU MAY ADD TO IT BY:

- mailing a check or money order along with the form at the bottom of your account statement, or a letter (the Fund does not accept third-party checks)

- moving money from your bank account by telephone provided you have elected this privilege on your new account application;

- moving an investment from another of the Artisan Funds to the Fund by telephone provided you have elected this privilege;

- wiring money from your bank; or

- making automatic investments.

The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for shares is the net asset value per share next calculated after your investment is received. An order is considered received when the application (for a new account) or information identifying the account and the money are received and accepted by the Fund or certain authorized agents, who may impose fees for their services. See "Shareholder and Account Policies' on page 11 for information about share price and transactions with certain financial services companies and broker-dealers. The Fund does not issue share certificates.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT           $1,000

TO ADD TO AN ACCOUNT         $   50

MINIMUM BALANCE              $  500

The initial minimum investment will be waived if you participate in the Automatic Investment Plan. Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $500 (or $1,000 if you discontinued the Automatic Investment Plan before your account reached $1,000). Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan is a convenient way for you to make regular, systematic investments into your Fund. Through the Automatic Investment Plan, you purchase shares by transferring money (minimum of $50 per transaction) from your designated checking or savings account. Your automatic investment in the Fund will be processed monthly on a draft date designated by you, between the 3rd and 28th of the month only. The draft will be made on or about, possibly earlier or later than, the date requested due to the processing complexities associated with weekends, holidays, etc. Artisan Funds will not be responsible for non-sufficient funds fees.

HOW TO BUY SHARES

MAIL
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:

- Complete and sign the new account application. Make your check or money order payable to "Artisan Funds" or "Artisan Small Cap Fund." Third-party checks will not be accepted.

  Mail to the address on the new account application. FOR OVERNIGHT DELIVERY:
     Artisan Funds
     c/o Boston Financial Data Services
     2 Heritage Drive
     Quincy, MA 02171

  TO ADD TO AN ACCOUNT:
  - Make your check or money order payable to "Artisan Funds" or "Artisan Small Cap Fund.' Put your account number on your check.

     Mail your check and form at the bottom of your account statement (or a letter) to the address on your account statement. FOR OVERNIGHT DELIVERY:
     Artisan Funds
     c/o Boston Financial Data Services
     2 Heritage Drive
     Quincy, MA 02171


----------------------------------------------------------------------------
PHONE 1-800-344-1770
----------------------------------------------------------------------------

TO OPEN AN ACCOUNT:
- You may not open a new account by phone except by exchange of $1,000 or more from your identically registered account with another Artisan Fund.

- You may establish the telephone transaction option when you open an account by electing the option on your new account application.

TO ADD TO AN ACCOUNT:
- If you did not elect the telephone transaction option on your new account application for the Fund or for another of the Artisan Funds, complete the shareholder options form to make investments by phone from $50 to $25,000 into your account and to participate in the telephone exchange plan.

- All telephone trades must be placed between 7:00 a.m. and 3:00 p.m. Central time on days the NYSE is open for trading.

----------------------------------------------------------------------------
WIRE
----------------------------------------------------------------------------
TO OPEN AN ACCOUNT:
- Call 1-800-344-1770 for instructions on opening an account by wire.

TO ADD TO AN ACCOUNT:
- Call 1-800-344-1770 for instructions on adding to an account by wire.

----------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
----------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

- If you sign up for the Automatic Investment Plan when you open your account, the minimum initial investment will be waived.

- Complete and sign the Automatic Investment Plan section of the new account application.

TO ADD TO AN ACCOUNT:
- Sign up for the Automatic Investment Plan on the shareholder options form or call 1-800-344-1770 for instructions on how to add to your existing account.

HOW TO SELL SHARES
You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value per share (share price) calculated after your order is received and accepted by the Fund or its authorized agent. See "Shareholder and Account Policies' on page 11 for more information about share price and transactions with certain financial services companies and broker-dealers.

To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-800-344-1770.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

- each owner's name and address,

- the Fund's name,

- your account number,

- the dollar amount or number of shares to be redeemed, and

- the signature of each owner as it appears on the account.

Mail your letter to:
  Artisan Funds
  c/o Boston Financial Data Services
  P.O. Box 8412
  Boston, MA 02266-8412

For overnight delivery use:
  Artisan Funds
  c/o Boston Financial Data Services
  2 Heritage Drive
  Quincy, MA 02171

CERTAIN REDEMPTION REQUESTS AND ACCOUNT CHANGES MUST INCLUDE A
SIGNATURE GUARANTEE, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

- you wish to redeem more than $25,000 worth of shares;

- if you add/change your name or add/remove an owner on your account;

- if you add/change the beneficiary on your account;

- the check is being mailed to an address different than one on your account (record address);

- the check is being made payable to someone other than the account owner;

- when you add the telephone redemption option to your existing account;

- if you transfer the ownership of your account; or

- you have changed the address on the account by phone within the last 60 days.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

When purchases are made by check or automatic investment plan, payment of redemption proceeds may be delayed until the Fund is reasonably certain that payment for the shares has been collected, which may take as long as 15 days.

HOW TO SELL SHARES                 SPECIAL REQUIREMENTS
--------------------------------------------------------------------------------
NOTE: SOME REDEMPTIONS REQUIRE SIGNATURE GUARANTEES. SEE PAGE 9.

MAIL
--------------------------------------------------------------------------------
Individual, Joint Owners, Sole   - The letter of instruction must be signed
Proprietorships, UGMA, UTMA        by all persons required to sign for
                                   transactions (usually, all owners of the account) exactly as their names appear on the account.

Trust                            - The letter of instruction must include the
                                   signatures of all trustees.

All Others                       - Call 1-800-344-1770 for instructions.


--------------------------------------------------------------------------------
PHONE 1-800-344-1770
--------------------------------------------------------------------------------
All account types except IRAs    - You automatically have the telephone
                                   redemption option (which allows you to redeem at least $500 and up to $25,000 worth of shares per day by phone) unless you declined it on your new account application. If you declined the telephone redemption option, call 1-800-344-1770 for instructions on how to add it.

                                 - All telephone trades must be placed between
                                   7:00 a.m. and 3:00 p.m. Central time on days the NYSE is open for trading.

--------------------------------------------------------------------------------
WIRE
--------------------------------------------------------------------------------
All account types except IRAs    - We will transmit payment by wire for a fee
                                   (currently $5.00) to a pre-authorized bank account. Usually, the funds will arrive at your bank the next business day.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
All account types except IRAs    - Sign up for systematic withdrawals
                                   (distributions from your account at regular intervals in specified dollar amounts of at least $50) by calling 1-800-344-1770 for instructions on how to add this option.

                                 - You must have at least $5,000 in your account
                                   before you are eligible to sign up for this option. If the amount in your account is not sufficient to meet a withdrawal, the remaining amount in the account will be redeemed.

SHAREHOLDER AND ACCOUNT POLICIES

STATEMENTS AND REPORTS
Statements and reports that the Fund sends to you include:
- Confirmation statements (after every transaction in your account or change in your account registration);

- Account statements (quarterly);

- Annual and semi-annual reports with financial statements; and

- Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

If you need copies of current or preceding year statements call 1-800-344-1770. Copies of statements for earlier years are available and are subject to a $10 processing fee.

SHARE PRICE
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange ("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same and represent the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order by the Fund or a broker-dealer or financial services company authorized by the Fund to accept purchase and redemption orders on its behalf. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time but is sometimes earlier.

THE FUND'S NET ASSET VALUE PER SHARE is the value of a single share, and is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

PURCHASES
- All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

- The Fund does not accept cash, credit cards or third-party checks.

- If your check or telephone purchase order does not clear, your purchase will be cancelled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

- Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.

- THE FUND RESERVES THE RIGHT TO reject any purchase order. For example, a purchase order may be refused if, in Artisan Partners' opinion, it is so large that it would disrupt management of the Fund, or if the order is from a person who is not eligible to invest.

THE FUND MAY AUTHORIZE from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

REDEMPTIONS
- Normally, redemption proceeds will be mailed within seven days after receipt of the request for redemption.

- The Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase made by check or by an automatic investment or telephone purchase, which can take up to fifteen days.

- If you make a telephone redemption, the Fund will send payment for your redemption one of three ways: (i) by mail; (ii) by Electronic Funds Transfer
  (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $5.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

- Redemptions may be suspended or pay ment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be cancelled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be cancelled and future withdrawals will occur only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

ACCOUNT REGISTRATION
ADDRESS CHANGES for your account may be made by writing us a letter or by calling us at 1-800-344-1770. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request unless your change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS
YOU MAY INITIATE MANY TRANSACTIONS, INCLUDING EXCHANGES, PURCHASES AND REDEMPTIONS, BY TELEPHONE. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. If the Fund fails to follow reasonable procedures, the Fund may be responsible for resulting losses.

You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

TELEPHONE EXCHANGE PLAN
The telephone exchange plan permits you to transfer investments among the Artisan Funds between the hours of 7:00 a.m. and 3:00 p.m., Central time, on days the NYSE is open for trading. The Fund is closed to new investors. You will be able to use the exchange plan to open a new Fund account only if you are eligible to open a new account directly. See page 5 for information on eligibility to invest.

Each exchange between accounts must be at least $1,000. The price of shares exchanged between the Artisan Funds is determined at the end of that day's trading session.

Telephone exchange plan restrictions:
- To exchange between funds, both accounts must be registered in the same name, address and taxpayer identification number.

- To open a Fund account by telephone exchange from another Artisan Fund, you must have previously elected the telephone transaction option for the fund from which the exchange will be made.

- Before exchanging into another Artisan Fund, you should carefully read its prospectus which may be obtained by calling 1-800-344-1770.

- The exchange of shares may have tax consequences to you.

- If your account is subject to backup withholding, you may not use the telephone exchange plan.

- Because excessive trading can hurt performance and shareholders, Artisan Funds reserves the right to temporarily or permanently terminate the telephone exchange plan of any investor who makes excessive use of the plan. Artisan Funds also may limit the number of transfers per calendar year.

- Artisan Funds reserves the right to terminate or modify the telephone exchange plan at any time, but will try to give you prior notice whenever it is able to do so.

- The exchange plan does not apply to Artisan International Institutional Shares, a class of shares of Artisan International Fund available only to certain institutional investors.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund intends to distribute substantially all of its net income and net realized capital gains to sharehold ers at least annually.

DISTRIBUTION OPTIONS
When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so either by a written request or by calling us at 1-800-344-1770. The Fund offers three options:

- REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

- INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

- CASH OPTION. You will be sent a check for all distributions.

For IRA accounts, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA, and might be subject to income tax and penalties if you are under 59 1/2 years old. After you are 59 1/2, you may request payment of distributions in cash which might be subject to income tax.

When you reinvest, the reinvestment price is the Fund's net asset value per share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES
As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and also may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions also could be taxed by the country in which you reside.

Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January are taxable as if they were received by you on December 31.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss. However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

To invest you must be a U.S. citizen (or a non-citizen domiciled in the U.S.) with a Social Security or taxpayer identification number. When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

FOREIGN INCOME TAXES. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Fund will not be eligible to make an election to permit you to claim a foreign tax credit for your share of such taxes because it will not meet the requirement of having more than 50% of its assets invested in stocks or securities of foreign corporations. However, the Fund expects such taxes to be deductible by it in computing its taxable income.

--------------------------------------------------------------------------------
UNDERSTANDING DISTRIBUTIONS
As a shareholder, you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund's income from dividends and interest and any net realized short-term gain are paid to you as DIVIDENDS. The Fund's net realized long-term gains are paid to you as CAPITAL GAIN DISTRIBUTIONS.
--------------------------------------------------------------------------------

THE FUND IN DETAIL

ORGANIZATION
Artisan Small Cap Fund is a series of Artisan Funds, Inc. ("Artisan Funds"), an open-end, management investment company which was incorporated under Wisconsin law in 1995.

Artisan Funds' charter authorizes its board of directors to issue fifty billion full and fractional shares of capital stock, $.01 par value per share, of which 5 billion shares are designated Artisan Small Cap Fund. Under the charter, the board of directors has the power to classify or reclassify any unissued shares of Artisan Funds into one or more additional series or classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may also, without shareholder approval, increase the number of authorized shares of the Fund.

EACH SHARE OF ARTISAN FUNDS HAS ONE VOTE. Shareholders of the Fund and each other series of Artisan Funds will vote in the aggregate except where otherwise required by law and except that each Fund, and each class of Artisan International Fund, will vote separately on matters in which the interests of that Fund or class differ from the interests of any other Fund or class, and will have exclusive voting rights on matters affecting only that Fund or class. All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

THE FUND IS GOVERNED BY A BOARD OF DIRECTORS which is responsible for protecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.

MANAGEMENT
The Fund is managed by Artisan Partners Limited Partnership, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

Carlene Murphy Ziegler and Millie Adams Hurwitz are the Fund's portfolio managers.

Ms. Ziegler also is a director and president of Artisan Funds. Prior to founding Artisan Partners in 1995, Ms. Ziegler was a co-portfolio manager of the Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

Ms. Hurwitz is a Vice President of Artisan Funds and joined Artisan Partners as senior analyst of Artisan Partners' small capitalization equity products in February 1995. Ms. Hurwitz was a co-portfolio manager with Stein Roe & Farnham Incorporated from 1992 until February 1995, and an analyst with OLC Corporation from 1989 to 1991. Ms. Hurwitz holds a B.A. degree from Northwestern University and a Master of Management degree in Finance and Marketing from Kellogg Graduate School of Management at Northwestern University.

Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan Partners in 1995, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management, and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners in 1995, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.

State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

The address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices in San Francisco, California and Atlanta, Georgia.

EXPENSES
Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and (iv) .925 of 1% of its average daily net assets over $1 billion. While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, independent accountants and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners.

THE FUND'S INVESTMENT PHILOSOPHY
THE FUND INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH. THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF SMALL COMPANIES WHOSE OUTSTANDING SHARES HAVE AN AGGREGATE MARKET VALUE OF LESS THAN $1 BILLION.

The strategy of many growth investors (like the Fund) is to find outstanding companies at bargain prices. This is easier said than done since these companies are often quickly identified and their stocks become fully valued in the market.

The Fund's investment approach revolves around a few basic beliefs. The first is that smaller-capitalization companies (those with a total market capitalization of less than $1 billion) offer a very fertile investment universe because they tend to have better growth potential and are less likely to be broadly recognized. While "small-cap" stocks are more volatile than "large-caps," they have been shown to outperform large-cap stocks over longer time horizons.
A second belief is that underfollowed or under-researched stocks tend to be less efficiently priced due to a lack of attention by other investors. Investors need to be paid a premium for taking the risk of having incomplete information. By doing its own research, Artisan Partners expects to reduce the information risk and realize the premium returns.

Artisan Partners' research involves analyzing the financial statements of a company, the fundamentals of the particular industry and, most importantly, the quality of management. Artisan Partners believes that in small companies, the quality of management is often the key to ultimate success or failure. Artisan Partners meets with management in person to discuss the company's goals, strategies, competitive position and control systems. There will always be problems and surprises, but good management can lead a company through these problems and emerge successful over the long-run.

The Fund further believes that the true value of a company fluctuates less over time than the company's stock price. Accordingly, Artisan Partners attempts to estimate the intrinsic value of the company (what the Fund would be willing to pay to own the whole company). The Fund will purchase a company's stock only when that stock sells at a substantial discount to its estimated intrinsic value so as to minimize the downside risk of the investment.

Limiting downside risk is an important variable, especially when investing in smaller-cap, less liquid stocks. In addition to intrinsic value analysis, Artisan Partners also seeks to limit downside risk by choosing companies with positive cash flows and sustainable growth prospects and by diversifying its holdings to avoid concentration in any one stock or industry. Artisan Partners continuously monitors its holdings to minimize the chance of negative surprises. Finally, before purchasing a stock, Artisan Partners identifies the key issues that will drive the stock price. Any new information regarding the company is then evaluated relative to those issues. If its initial investment analysis remains intact and the stock stays undervalued, the Fund will continue to hold the position. The ideal holding period is forever, but that rarely happens since a company that is undervalued will usually be recognized by other investors. The typical holding period is about two years.

The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights and, in addition, the Fund may from time to time have significant portions of its portfolio invested in foreign securities. The Fund also may invest in other types of securities, such as debt securities, and may engage in certain investment practices such as short sales "against the box"; however, the Fund does not currently intend to commit more than 5% of its total assets to such securities or investment practices.

The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in short-term corporate obligations or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable. See the discussion of debt securities on page 21.

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts and options on futures contracts, or entering into currency exchange contracts.

Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

The investment objective of the Fund may be changed by the board of directors without shareholder approval. If there were such a change, you should consider whether the Fund would remain an appropriate invest ment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.

SECURITIES, INVESTMENT PRACTICES AND RISKS
The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

EQUITY SECURITIES
Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term.

The Fund invests mostly in the common stock of small companies, defined for this purpose as those companies whose outstanding common stock has a total market value of less than $1 billion. During some periods, the securities of small companies, as a class, have performed better than the securities of large companies, and in some periods they have performed worse. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Small, newer companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

RESTRICTIONS: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of issuers with an aggregate common stock market capitalization of less than $1 billion. The Fund may not acquire more than 10% of the outstanding voting securities of any one issuer.<F5>

<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.


FOREIGN SECURITIES
Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. See the Fund's Statement of Additional Information for more information. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

You should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These risks include: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulation or currency restrictions that would prevent cash from being transferred to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. In addition, the costs of investing in foreign securities is higher than the cost of investing in U.S. securities.

Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls, or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. Emerging markets may be subject to a lower level of monitoring and regulation of traders, insiders and investors.

RESTRICTIONS: The Fund's investments in foreign securities (including ADRs) are limited to not more than 25% of its total assets. The

Fund does not intend to invest more than 10% of its total assets in foreign securities.

DEBT SECURITIES
Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, an increase in interest rates will decrease the value of debt securities.

"Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's
Investors Services, Inc. ("Moody's") or, if unrated, determined by Artisan Partners to be of comparable quality. Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

Lower-rated debt securities (commonly called "junk bonds") are often considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

Debt securities in which the Fund may invest in the ordinary course of business include intermediate to long-term debt securities issued by corporations or issued or guaranteed by the U.S. government or its agencies or instrumentalities. For more information, see the discussion of debt securities in the Statement of Additional Information.

RESTRICTIONS: The Fund intends to be substantially fully invested in equity securities in ordinary circumstances. Except when a defensive posture is considered advisable, the Fund's investments in debt securities will not exceed 35% of the Fund's assets, without regard to their ratings. Investments in debt securities in excess of 35% of the Fund's assets will be restricted to investment grade debt securities. The Fund does not in tend to invest more than 5% of its net as sets in securities rated below investment grade.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

RESTRICTIONS: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

MANAGING INVESTMENT EXPOSURE
The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts or options on futures contracts or entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incor-rectly or employs a strategy that does not correlate well with the Fund's investments or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation, although there is no limitation on the percentage of assets that can be committed to derivative securities. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques - Managing Investment Exposure."

CURRENCY EXCHANGE TRANSACTIONS. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to TRANSACTION HEDGING and PORTFOLIO HEDGING involving either specific transactions or actual or anticipated positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, Artisan Partners may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency reevaluations on the Fund's total return.

OPTIONS AND FUTURES. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets or as a hedge against changes in prevailing levels of currency exchange rates. The Fund may write covered call options and purchase put and call options on foreign currencies, securities and stock indices. Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in reduction of the Fund's total return. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

ILLIQUID AND RESTRICTED SECURITIES
Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. Certain of these securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

RESTRICTIONS: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

DIVERSIFICATION
Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry or country.

RESTRICTIONS: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.<F5>
<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

LENDING PORTFOLIO SECURITIES; REPURCHASE AGREEMENTS; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Fund may make loans of its portfolio securities to broker-dealers and banks and may invest in repurchase agreements as a cash management technique. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price within a specified time. The Fund could experience losses or delays in the event of bankruptcy of the seller of a repurchase agreement.

The Fund may invest also in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

RESTRICTIONS: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets.<F5>


The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

BORROWING
Artisan Funds maintains a line of credit with a major bank to permit borrowing by the Fund on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

RESTRICTIONS: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market).<F5>

<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

OTHER INVESTMENT COMPANIES
Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

RESTRICTIONS: The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

PORTFOLIO TURNOVER
During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be between 75% and 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

ARTISAN FUNDS
C/O BOSTON FINANCIAL DATA SERVICES
P.O. BOX 8412
BOSTON, MA  02266-8412

ARTISAN FUNDS

Bulk Rate
U.S. Postage
PAID
Milwaukee, WI
Permit No. 2855

xxxxx


                           ARTISAN INTERNATIONAL FUND

                                   PROSPECTUS

                                OCTOBER 28, 1997

                      INVESTMENT MANAGEMENT PRACTICED WITH
                     INTELLIGENCE AND DISCIPLINE IS AN ART.

Please read this prospectus before investing and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

A Statement of Additional Information dated the date of this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by calling 1-800-344-1770.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PRO-SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ARTISAN
INTERNATIONAL
FUND

A NO-LOAD FUND


ARTISAN INTERNATIONAL FUND invests for maximum long-term capital growth. The Fund seeks to achieve its objective by investing primarily in the stocks of foreign companies.

PROSPECTUS
OCTOBER 28, 1997

ARTISAN FUNDS, INC.

1000 North Water Street, Suite 1770
Milwaukee, Wisconsin 53202

CONTENTS

THE FUND AT A GLANCE      3    GOAL; STRATEGY; MANAGEMENT;
                               WHO MAY WANT TO INVEST;
                               RISKS AND RETURNS

EXPENSES AND PERFORMANCE  4    EXPENSES

                          5    FINANCIAL HIGHLIGHTS; PERFORMANCE

YOUR ACCOUNT              6    DOING BUSINESS WITH THE FUND;
                               HOW TO BUY SHARES; MINIMUM INVESTMENTS;
                               AUTOMATIC INVESTMENT PLAN

                          7    WAYS TO SET UP YOUR ACCOUNT

                          8    HOW TO BUY SHARES

                          9    HOW TO SELL SHARES

SHAREHOLDER AND ACCOUNT  11    STATEMENTS AND REPORTS;
POLICIES                       SHAREPRICE; PURCHASES

                         12    REDEMPTIONS; ACCOUNT REGISTRATION

                         13    TELEPHONE TRANSACTIONS;
                               TELEPHONE EXCHANGE PLAN

DIVIDENDS, CAPITAL GAINS 14    DISTRIBUTION OPTIONS; TAXES
AND TAXES

                         15    FOREIGN INCOME TAXES

THE FUND IN DETAIL       16    ORGANIZATION

                         17    MANAGEMENT; EXPENSES

                         18    THE FUND'S INVESTMENT PHILOSOPHY

                         19    SECURITIES, INVESTMENT PRACTICES
                               AND RISKS; EQUITY SECURITIES;
                               FOREIGN SECURITIES

                         20    DEBT SECURITIES

                         21 CONVERTIBLE SECURITIES AND MANAGING INVESTMENT EXPOSURE

                         22    ILLIQUID AND RESTRICTED SECURITIES;
                               DIVERSIFICATION; LENDING PORTFOLIO
                               DELAYED-DELIVERY  SECURITIES

                         23 BORROWING; OTHER INVESTMENT COMPANIES; PORTFOLIO TURNOVER

THE FUND AT A GLANCE

GOAL
Artisan International Fund (the "Fund"), one of the series of funds of Artisan Funds, invests for maximum long-term capital growth.

STRATEGY
The Fund generally invests in the stocks of foreign companies and uses its own detailed research process to identify investment opportunities. The Fund's research method is both "top-down" and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

Country selection involves identifying the regions and countries of the world which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates and social changes.

Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and accelerating earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

MANAGEMENT
Artisan Partners Limited Partnership ("Artisan Partners"), located in Milwaukee, Wisconsin, San Francisco, California and Atlanta, Georgia, selects investments for the Fund. Mark Yockey, vice president of Artisan Funds, is the portfolio manager and is primarily responsible for the day-to-day management of the Fund. He makes all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

WHO MAY WANT TO INVEST
The Fund offers two classes of shares: Artisan International Shares ("International Shares") and Artisan International Institutional Shares ("Institutional Shares"). This prospectus describes International Shares. Institutional Shares are offered to certain institutional investors by a separate prospectus. See "Organization" on page 18 for more information.
The Fund is designed for investors who want maximum long-term capital growth rather than income and who have the long-term investment outlook needed for investing in the stocks of foreign companies.

RISKS AND RETURNS
The Fund intends to be substantially fully invested in foreign equity securities in ordinary circumstances. The Fund also may invest in other types of equity securities and debt securities. The Fund may invest without limit in short-term corporate obligations or government obligations (U.S. or foreign) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

The Fund may invest in derivative securities which may involve significant risks and may increase the volatility of the Fund.

Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. Investing in foreign securities involves certain risks not typically associated with investing in U.S. securities, including fluctuation of exchange rates of foreign currencies, differences in accounting and financial reporting standards, differences in settle-ment and trading practices, less liquidity in some markets and generally higher transaction costs. The Fund does not pursue income and is not by itself a balanced investment plan.

The Fund seeks to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings to avoid concentration in any one country, industry or stock. The Fund also uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio.

The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions in the countries in which the Fund is invested. When you sell your shares, they may be worth more or less than you paid for them.

See "Securities, Investment Practices and Risks" on page 19 for more information on the types of investments the Fund may make and "Your Account" on page 6 for information on how to buy and redeem shares.

                              -----------------------------


EXPENSES AND PERFORMANCE

EXPENSES
Shareholder transaction expenses are charges you pay when you buy or sell International Shares of the Fund.

Maximum sales charge on purchases
and reinvested dividends................. NONE

Deferred sales charge on redemptions..... NONE

Redemption fee <F1>...................... NONE

Exchange fee............................. NONE

<F1> A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5.00).

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). The Fund pays its own operating expenses, including a management fee to Artisan Partners. The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Fund's expenses are factored into its share price daily, and are not charged directly to shareholder accounts.

The following are historical expenses and are expressed as percentages of average net assets:

Management fee................1.00%

12b-1 fee......................NONE

Other expenses................0.61%


Total operating expenses......1.61%
                              =====

The purpose of the expense table is to help an investor understand the costs and expenses associated with investing in the Fund.

EXAMPLE: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as shown in the column to the left. For every $1,000 you invested in International Shares, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

After 1 year...... $ 17
After 3 years..... $ 52
After 5 years..... $ 90
After 10 years.... $197

This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example.

-------------------------------------------------------------------------------
UNDERSTANDING EXPENSES
Operating a mutual fund requires paying for portfolio management, shareholder statements, tax reporting and other services. These costs are paid from the Fund's assets; any quoted share price or return is after expenses.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The information below shows the results of an investment in International Shares through each of the periods indicated. This information was audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's annual report to shareholders for the fiscal year ended June 30, 1997.
                                         1997           1998 <F4>
                                         ----           ----
Net asset value, beginning
  of period                            $12.08         $10.00

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.07           0.04
  Net realized and unrealized
     gains (losses) on securities
     and foreign currency held           2.44           2.04
                                         ----           ----
     Total from investment
       operations                        2.51           2.08

DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
  Net investment income                 (0.02)
  Net realized gains on
     investment transactions            (0.09)

     Total distributions                (0.11)


Net asset value, end of period          $14.48         $12.08
                                        ======         ======

Total return                             21.0%          20.8% <F3>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (millions)                        $449.2          $71.5
  Ratio of expenses to average
     net assets                         1.61%            2.50% <F2>
  Ratio of net investment income
     to average net assets              1.07%            1.60% <F2>
  Portfolio turnover rate             103.66%           57.00% <F2>
  Average commission rate             $0.0016

<F2> Annualized

<F3> Not Annualized

<F4> For the period from commencement of operations
     (December 28, 1995) through June 30, 1996.

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

More information about the Fund's investment performance is included in its annual report to shareholders, a copy of which may be obtained without charge by calling 1-800-344-1770.

YOUR ACCOUNT

DOING BUSINESS WITH THE FUND
The Fund provides shareholders with service during extended business hours. To reach the Fund, call 1-800-344-1770.

HOW TO BUY SHARES
You can open a new account by:
- mailing in an application with a check for $1,000 or more, or

- exchanging $1,000 or more from your existing account with another of the Artisan Funds. For more details, see "Telephone Exchange Plan" on page 13.

After your account is open, you may add to it by:

- mailing a check or money order along with either the form at the bottom of your account statement, or a letter of instruction (the Fund does not accept third-party checks);

- moving money from your bank account by telephone provided you have elected this privilege on your new account application;

- moving an investment from another of the Artisan Funds by telephone provided you have elected this privilege;

- wiring money from your bank; or

- making automatic investments.

The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for International Shares is the net asset value per share next calculated after your investment is received. An order is considered received when the application (for a new account) or information identifying the account and the money are received and accepted by the Fund or certain authorized agents, who may impose fees for their services. See "Shareholder and Account Policies' on page 11 for information about share price and transactions with certain financial services companies and broker-dealers. The Fund does not issue share certificates.


MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT           $1,000

TO ADD TO AN ACCOUNT            $50

MINIMUM BALANCE                $500

The initial minimum investment will be waived if you participate in the Automatic Investment Plan. Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $500 (or $1,000 if you discontinued the Automatic Investment Plan before your account reached $1,000). Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan is a convenient way for you to make regular, systematic investments into your Fund account. Through the Automatic Investment Plan, you purchase shares by transferring money (minimum of $50 per transaction) from your designated checking or savings account. Your automatic investment into your Fund account will be processed monthly on a draft date designated by you, between the 3rd and 28th of the month only. The draft will be made on or about, possibly earlier or later than, the date requested due to the processing complexities associated with weekends, holidays, etc. Artisan Funds will not be responsible for non-sufficient funds fees.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT OWNERSHIP

FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners.

-------------------------------------------------------------------------------
RETIREMENT

TO DEFER TAXES ON YOUR RETIREMENT SAVINGS

Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. RETIREMENT ACCOUNTS REQUIRE SPECIAL APPLICATIONS WHICH MAY BE OBTAINED BY CALLING 1-800-344-1770.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2,000 per tax year. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as you and your spouse's combined earned income is at least $4,000.

- ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) allow small business owners or those with self-employment income to make tax-deductible contributions of up to 15% of the first $160,000 of compensation per year for themselves and any eligible employees.

- OTHER RETIREMENT PLANS - The Fund may be used as an investment in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. The Fund does not offer prototypes of these plans.

An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.

-------------------------------------------------------------------------------
GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)

TO INVEST FOR A MINOR'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a minor. The account application should include the child's social security number.

-------------------------------------------------------------------------------
TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN

FOR MONEY BEING INVESTED BY A TRUST, EMPLOYEE BENEFIT PLAN, OR PROFIT-SHARING
PLAN

The trust or plan must be established before an account can be opened. The date of the trust or plan should be included on the new account application.
-------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.

HOW TO BUY SHARES

MAIL
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:
- Complete and sign the new account application. Make your check or money order payable to "Artisan Funds" or "Artisan International Fund." Third-party checks will not be accepted.

 Mail to the address on the new account application. FOR OVERNIGHT DELIVERY
 USE:
   Artisan Funds
   c/o Boston Financial Data Services
   2 Heritage Drive
   Quincy, MA 02171

TO ADD TO AN ACCOUNT:
- Make your check or money order payable to "Artisan Funds" or "Artisan International Fund." Put your account number on your check.
  Mail your check and either the form at the bottom of your account statement, or a letter of instruction to the address on your account statement. FOR OVERNIGHT DELIVERY USE:
     Artisan Funds
     c/o Boston Financial Data Services
     2 Heritage Drive
     Quincy, MA 02171

-------------------------------------------------------------------------------
PHONE 1-800-344-1770
-------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:
- You may not open a new account by telephone, except by exchange of at least $1,000 or more from your identically registered account with another Artisan Fund.

- You may establish the telephone transaction option when you open an account by electing the option on your new account application.

TO ADD TO AN ACCOUNT:
- If you did not elect the telephone transaction option on your new account application for the Fund or for another of the Artisan Funds, complete the shareholder options form to make investments by phone from $50 to $25,000 into your account and to participate in the telephone exchange plan.

- All telephone trades must be placed between 7:00 a.m. and 3:00 p.m. Central time on days the NYSE is open for trading.

-------------------------------------------------------------------------------
WIRE
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:
- Call 1-800-344-1770 for instructions on opening an account by wire.

TO ADD TO AN ACCOUNT:
- Call 1-800-344-1770 for instructions on adding to an account by wire.

-------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:
- If you sign up for the Automatic Investment Plan when you open your account, the minimum initial investment will be waived.

- Complete and sign the Automatic Investment Plan section of the new account application.

TO ADD TO AN ACCOUNT:
- Sign up for the Automatic Investment Plan on the shareholder options form or call 1-800-344-1770 for instructions on how to add to your existing account.

HOW TO SELL SHARES
You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your International Shares will be sold at the next net asset value per share (share price) calculated after your order is received and accepted by the Fund or its authorized agent. See "Share holder and Account Policies' on page 11 for information about share price and transactions with certain financial services companies and broker-dealers.
To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-800-344-1770.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

- each owner's name and address,

- the Fund's name,

- your account number,

- the dollar amount or number of shares to be redeemed, and

- the signature of each owner as it appears on the account.

Mail your letter to:
  Artisan Funds
  c/o Boston Financial Data Services
  P.O. Box 8412
  Boston, MA 02266-8412

For overnight delivery use:
  Artisan Funds
  c/o Boston Financial Data Services
  2 Heritage Drive
  Quincy, MA 02171

CERTAIN REDEMPTION REQUESTS AND ACCOUNT CHANGES MUST INCLUDE A SIGNATURE GUARANTEE, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

- you wish to redeem more than $25,000 worth of shares;

- if you add/change your name or add/remove an owner on your account;

- if you add/change the beneficiary on your account;

- the check is being mailed to an address different than the one on your account (record address);

- the check is being made payable to someone other than the account owner;

- when you add the telephone redemption option to your existing account;

- if you transfer the ownership of your account; or

- if you have changed the address on the account by phone within the last 60 days.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT

PROVIDE A SIGNATURE GUARANTEE.
When purchases are made by check or automatic investment plan, payment of redemption proceeds may be delayed until the Fund is reasonably certain that payment for the shares has been collected, which may take as long as 15 days.

-------------------------------------------------------------------------------
HOW TO SELL SHARES                   SPECIAL REQUIREMENTS

NOTE: SOME REDEMPTIONS REQUIRE SIGNATURE GUARANTEES. SEE PAGE 9.
-------------------------------------------------------------------------------
MAIL
-------------------------------------------------------------------------------
Individual, Joint Owners, Sole       - The letter of instruction must be signed
Proprietorships,                       by all persons required to sign for
UGMA, UTMA                             transactions (usually, all owners of the
                                       account) exactly as their names appear
                                       on the account.

Trust                                - The letter of instruction must include
                                       the signatures of all trustees.

All Others                           - Call 1-800-344-1770 for instructions.

-------------------------------------------------------------------------------
PHONE 1-800-344-1770
-------------------------------------------------------------------------------
All account types except IRAs        - You automatically have the telephone
                                       redemption option (which allows you to
                                       redeem at least $500 and up to $25,000
                                       worth of shares per day by phone)
                                       unless you declined it on your new
                                       account application. If you declined the telephone redemption option, call 1-800-344-1770 for instructions on how to add it.

                                     - All telephone trades must be placed
                                       between 7:00 a.m. and 3:00 p.m. Central
                                       time on days the NYSE is open for
                                       trading.

-------------------------------------------------------------------------------
WIRE
-------------------------------------------------------------------------------
All account types except IRAs        - We will transmit payment by wire for a
                                       fee (currently $5.00) to a pre-
                                       authorized bank account. Usually, the
                                       funds will arrive at your bank the next
                                       business day.

-------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
-------------------------------------------------------------------------------
All account types except IRAs        - Sign up for systematic withdrawals
                                       (distributions from your account at
                                       regular intervals in specified dollar
                                       amounts of at least $50) by calling
                                       1-800-344-1770 for instructions on how
                                       to add this option.

                                     - You must have at least $5,000 in your
                                       account before you are eligible to sign
                                       up for this option. If the amount in your account is not sufficient to meet a withdrawal, the remaining amount in the account will be redeemed.

-------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES

STATEMENTS AND REPORTS
Statements and reports that the Fund sends to you include:
- Confirmation statements (after every transaction in your account or change in your account registration);

- Account statements (quarterly);

- Annual and semi-annual reports with financial statements; and

- Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

If you need copies of current or preceding year statements call 1-800-344-1770. Copies of statements for earlier years are available and are subject to a $10 processing fee.

SHARE PRICE
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange ("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same and represent the net asset value per International Share calculated at the next Closing Time after receipt of your purchase or redemption order by the Fund or a broker-dealer or financial services company authorized by the Fund to accept purchase and redemption orders on its behalf. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time but is sometimes earlier.

THE NET ASSET VALUE PER INTERNATIONAL SHARE is the value of a single International Share, and is computed by adding up the value of the International Shares' pro rata portion of the value of the Fund's investments, cash, and other assets, subtracting the International Shares' pro rata portion of the Fund's liabilities and then dividing the result by the number of International Shares outstanding.

Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares may not be purchased or redeemed.

PURCHASES
- All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

- The Fund does not accept cash, credit cards or third-party checks.

- If your check or telephone purchase order does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

- Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.

- THE FUND RESERVES THE RIGHT to reject any purchase order. For example, a purchase order may be refused if, in Artisan Partners' opinion, it is so large that it would disrupt management of the Fund.

THE FUND MAY AUTHORIZE from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the net asset value per International Share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

REDEMPTION
- Normally, redemption proceeds will be mailed within seven business days after receipt of the request for redemption.

- The Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase made by check or by an automatic investment or telephone purchase, which can take up to fifteen days.

- If you make a telephone redemption, the Fund will send payment for your redemption one of three ways: (i) by mail; (ii) by Electronic Funds Transfer
  (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $5.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

- Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in the Fund at the net asset value per International Share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be canceled and future withdrawals will occur only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

ACCOUNT REGISTRATION
Address changes for your account may be made by writing us a letter or by calling us at 1-800-344-1770. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request unless your change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS
YOU MAY INITIATE MANY TRANSACTIONS, INCLUDING EXCHANGES, PURCHASES AND REDEMPTIONS, BY TELEPHONE. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. If the Fund fails to follow reasonable procedures, the Fund may be responsible for resulting losses.

You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

TELEPHONE EXCHANGE PLAN
The telephone exchange plan permits you to transfer investments among the Artisan Funds between the hours of 7:00 a.m. and 3:00 p.m., Central time on days the NYSE is open for trading. The exchange plan does not apply to Artisan International Institutional Shares.

Each exchange between accounts must be at least $1,000. The price of shares exchanged between Artisan Funds is determined at the end of that day's trading session.

Telephone exchange plan restrictions:
- To exchange between funds, both accounts must be registered in the same name, address and taxpayer identification number.

- To open a Fund account by telephone exchange from another of the Artisan Funds, you must have previously elected the telephone transaction option for that fund.

- Before exchanging into another Artisan Fund, you should carefully read its prospectus which may be obtained by calling 1-800-344-1770.

- The exchange of shares may have tax consequences to you.

- If your account is subject to backup withholding, you may not use the telephone exchange plan.

- Because excessive trading can hurt performance and shareholders, Artisan Funds reserves the right to temporarily or permanently terminate the telephone exchange plan of any investor who makes excessive use of the plan. Artisan Funds also may limit the number of transfers per calendar year.

- Artisan Funds reserves the right to terminate or modify the telephone exchange plan at any time, but will try to give you prior notice whenever it is able to do so.

- From time to time, one or more of the Artisan Funds may be closed to new investors. You may use the exchange plan to purchase shares of a closed fund only if you are eligible to make an investment in that fund, as described in the prospectus of that fund.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund intends to distribute substantially all of its net income and net realized capital gains to shareholders at least annually.

DISTRIBUTION OPTIONS
When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so either by a written request or by calling us at 1-800-344-1770. The Fund offers three options:

- REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional International Shares. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

- INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

- CASH OPTION. You will be sent a check for all distributions.

For IRA accounts, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA and might be subject to income tax and penalties if you are under 59 1/2 years old. After you are 59 1/2, you may request payment of distributions in cash which might be subject to income tax.

When you reinvest, the reinvestment price is the net asset value per International Share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES
As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and also may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions also could be taxed by the country in which you reside.

Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January are taxable as if they were received by you on December 31.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; mid-term capital gain distributions are taxed as mid-term capital gains; and long-term capital gain distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell International Shares, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss. However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

To invest you must be a U.S. citizen (or a non-citizen domiciled in the U.S.) with a Social Security or taxpayer identification number. When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

FOREIGN INCOME TAXES.
Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividend but will be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund. You will receive this information as part of your Form 1099.

-------------------------------------------------------------------------------
UNDERSTANDING DISTRIBUTIONS
As a shareholder, you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund's income from dividends and interest and any net realized short-term gain are paid to you as DIVIDENDS. The Fund's net realized long-term gains are paid to you as CAPITAL GAIN DISTRIBUTIONS.
-------------------------------------------------------------------------------

THE FUND IN DETAIL

ORGANIZATION
Artisan International Fund is a series of Artisan Funds, Inc. ("Artisan Funds"), an open-end, management investment company which was incorporated under Wisconsin law in 1995.

Artisan Funds' charter authorizes its board of directors to issue fifty billion full and fractional shares of capital stock, $.01 par value per share, of which 5 billion shares are designated International Shares. Under the charter, the board of directors has the power to classify or reclassify any unissued shares of Artisan Funds into one or more additional series or classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may also, without shareholder approval, increase the number of authorized shares of the Fund.

ARTISAN INTERNATIONAL FUND OFFERS A SEPARATE CLASS OF SHARES designated Artisan International Institutional Shares ("Institutional Shares"), pursuant to a separate prospectus. Institutional Shares are offered to institutional investors with a minimum initial investment of $2 million. That very high minimum initial investment results in Institutional Shares having lower operating expenses than International Shares. Shares of each class (Institutional Shares and International Shares) represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher expected expense ratio of International Shares, the total return on International Shares can be expected to be lower than the total return on Institutional Shares. Investors may obtain information about Institutional Shares by calling Artisan Partners at 1-800-399-1770.

All shares participate equally in dividends and other distributions declared by the board of directors (although the amounts of the dividends and distributions of International Shares and Institutional Shares will differ because of the different expenses they may bear), and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

EACH SHARE OF ARTISAN FUNDS HAS ONE VOTE. Shareholders of the Fund and each other series of Artisan Funds will vote in the aggregate except where otherwise required by law and except that each Fund, and each class of Artisan International Fund, will vote separately on matters in which the interests of that Fund or class differ from the interests of any other Fund or class, and will have exclusive voting rights on matters affecting only that Fund or class.

ARTISAN FUNDS IS GOVERNED BY A BOARD OF DIRECTORS which is responsible for protecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.

MANAGEMENT
The Fund is managed by Artisan Partners Limited Partnership, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan Partners in 1995, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

Carlene Murphy Ziegler is a director and president of Artisan Funds and the portfolio manager of Artisan Small Cap Fund, another series of Artisan Funds. Prior to founding Artisan Partners in 1995, Ms. Ziegler was a co-portfolio manager of the Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

Mark L. Yockey is a vice president of Artisan Funds and the portfolio manager of Artisan International Fund. Prior to joining Artisan Partners in 1995, Mr. Yockey was portfolio manager of the United International Growth Fund and vice president of Waddell & Reed since January 1990. Prior thereto, Mr. Yockey was an equity analyst for Waddell & Reed. Mr. Yockey holds a B.A. degree and an M.B.A. from Michigan State University. He is also a Chartered Financial Analyst.

John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners in 1995, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.

State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

The address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices in San Francisco, California and Atlanta, Georgia.

EXPENSES
Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and (iv) .925 of 1% of its average daily net assets over $1 billion.

While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, indepen-dent accountants and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners. Expenses of Artisan Funds are generally allocated to Artisan Interna tional Fund and to the other series of Artisan Funds in proportion to their relative net assets, except that expenses attributable to a particular series or class are allocated to that series or class.

THE FUND'S INVESTMENT PHILOSOPHY
THE FUND INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH. THE FUND GENERALLY INVESTS IN THE STOCKS OF FOREIGN COMPANIES AND USES ITS OWN DETAILED RESEARCH PROCESS TO IDENTIFY INVESTMENT OPPORTUNITIES. The Fund's research method is both "top-down" and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

Country selection involves an evaluation of the regions and countries of the world in an effort to determine which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates and social changes.

Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and increasing earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

The Fund also may invest in other types of equity securities and in debt securities and may engage in certain investment practices such as short sales "against the box"; however, the Fund does not currently intend to commit more than 5% of its total assets to investment practices such as short sales against the box.

The Fund intends to be substantially fully invested in foreign equity securities in ordinary circumstances, although the Fund may invest without limit in short-term corporate obligations or government obligations (U.S. or foreign) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable. See the discussion of debt securities on page 20.

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts and options on futures contracts or entering into currency exchange contracts.

Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

The investment objective of the Fund may be changed by the board of directors without shareholder approval upon 30 days prior written notice to shareholders. If there were such a change, you should consider whether the Fund would remain an appropriate invest ment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.

SECURITIES, INVESTMENT PRACTICES AND RISKS
The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

EQUITY SECURITIES
Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. The equity securities in which the Fund invests may include preferred stocks, including preferred stocks convertible into common stocks. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term.

The Fund invests mostly in the common stock (or the equivalent of common stock under the applicable foreign law) of foreign companies.

RESTRICTIONS: The Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. <F5>

<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

FOREIGN SECURITIES
Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. See the Fund's Statement of Additional Information for more information.

You should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These risks include: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulation or currency restrictions that would prevent cash from being transferred to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes;
and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements. In addition, the costs of investing in foreign securities is higher than the cost of investing in U.S. securities.

Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. Emerging markets may be subject to a lower level of monitoring and regulation of traders, insiders and investors.

RESTRICTIONS: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of foreign issuers. At August 31, 1997 the Fund had investments in 23 countries outside the U.S.

DEBT SECURITIES
Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, an increase in interest rates will decrease the value of debt securities.

"Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's
Investors Services, Inc. ("Moody's") or, if unrated, determined by Artisan Partners to be of comparable quality. Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

Lower-rated debt securities (commonly called "junk bonds") are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

For more information, see the discussion of debt securities in the Statement of Additional Information.

RESTRICTIONS: The Fund intends to be substantially fully invested in equity securities in ordinary circumstances. Except when a defensive posture is considered advisable, the Fund's investments in debt securities will not exceed 35% of the Fund's assets, without regard to their ratings. Investments in debt securities in excess of 35% of the Fund's assets will be restricted to investment grade debt securities. The Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

RESTRICTIONS: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

MANAGING INVESTMENT EXPOSURE
The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts or options on futures contracts or entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation, although there is no limitation on the percentage of assets that can be committed to derivative securities. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques - Managing Investment Exposure."

CURRENCY EXCHANGE TRANSACTIONS. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to TRANSACTION HEDGING and PORTFOLIO HEDGING involving either specific transactions or actual or anticipated positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, Artisan Partners may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

OPTIONS AND FUTURES. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets or as a hedge against changes in prevailing levels of currency exchange rates. The Fund may write covered call options and purchase put and call options on foreign currencies, securities and stock indices. Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in a loss. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

ILLIQUID AND RESTRICTED SECURITIES
Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. Certain of these securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

RESTRICTIONS: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

DIVERSIFICATION
Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry or country.

RESTRICTIONS: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.* <F5>

<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

LENDING PORTFOLIO SECURITIES; REPURCHASE AGREEMENTS; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Fund may make loans of its portfolio securities to broker-dealers and banks and may invest in repurchase agreements as a cash management technique. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price within a specified time. The Fund could experience losses or delays in the event of bankruptcy of the seller of a repurchase agreement. The Fund may also invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

RESTRICTIONS: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets.* The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

BORROWING
Artisan Funds maintains a line of credit with a major bank to permit borrowing by the Fund on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

RESTRICTIONS: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market). <F5>

<F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

OTHER INVESTMENT COMPANIES
Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

RESTRICTIONS: The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

PORTFOLIO TURNOVER
During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be between 75% and 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

ARTISAN FUNDS
C/O BOSTON FINANCIAL DATA SERVICES
P.O. BOX 8412
BOSTON, MA  02266-8412

ARTISAN FUNDS

Bulk Rate
U.S. Postage
PAID
Milwaukee, WI
Permit No. 2855


xxxxx


                                    ARTISAN
                                 INTERNATIONAL
                                      FUND
                                 A NO-LOAD FUND


INTERNATIONAL INSTITUTIONAL SHARES

     ARTISAN INTERNATIONAL FUND invests for maximum long-term capital growth. The Fund seeks to achieve its objective by investing primarily in the stocks of foreign companies.

     Artisan International Fund offers two classes of shares. International Institutional Shares are offered by this prospectus to institutional investors including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations able to meet the high minimum investment requirement.

     Minimum initial investment:     $2,000,000
     Minimum subsequent investments:   $100,000

     Please read this prospectus before investing and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

     A Statement of Additional Information dated the date of this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by calling 1-800-399-1770.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Artisan Funds, Inc.
1000 North Water Street, Suite 1770
Milwaukee, Wisconsin  53202

PROSPECTUS                                             OCTOBER 28, 1997

                               Table of Contents
                               -----------------
                                                                        PAGE
                                                                        ----
The Fund at a Glance......................................................1
     Goal.................................................................1
     Strategy.............................................................1
     Management...........................................................1
     Who May Want to Invest...............................................1
     Risks and Returns....................................................2
Expenses..................................................................1
     Shareholder transaction expenses.....................................1
     Annual Fund operating expenses.......................................1
Financial Highlights......................................................2
Performance...............................................................4
Your Account..............................................................4
     Doing Business with Artisan Funds....................................4
     Who May Invest.......................................................5
     How to Buy Shares....................................................6
     How to Sell Shares ..................................................8
Statements and Reports...................................................10
Share Price..............................................................10
Dividends, Capital Gains and Taxes.......................................12
     Distribution Options................................................12
     Taxes...............................................................12
Foreign Income Taxes.....................................................14
The Fund in Detail.......................................................14
     Organization........................................................14
     Management..........................................................16
     Expenses............................................................17
The Fund's Investment Philosophy.........................................18
     Securities, Investment Practices and Risks..........................20
     Equity Securities...................................................21
     Foreign Securities..................................................21
     Debt Securities.....................................................23
     Convertible Securities..............................................24
     Managing Investment Exposure........................................24
          Currency Exchange Transactions.................................25
          Options and Futures............................................26
     Illiquid and Restricted Securities..................................26
     Diversification.....................................................27
     Lending Portfolio Securities; Repurchase Agreements;
          When-Issued and Delayed-Delivery Securities....................27
     Borrowing...........................................................28
     Other Investment Companies..........................................28
     Portfolio Turnover..................................................29

THE FUND AT A GLANCE

     GOAL. Artisan International Fund (the "Fund"), a series of Artisan Funds, Inc. ("Artisan Funds"), invests for maximum long-term capital growth.

     STRATEGY. The Fund generally invests in the stocks of foreign companies and uses its own detailed research process to identify investment opportunities. The Fund's research method is both "top-down' and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

     Country selection involves identifying the regions and countries of the world which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates and social changes.

     Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and accelerating earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

     MANAGEMENT. Artisan Partners Limited Partnership ("Artisan Partners"), located in Milwaukee, Wisconsin, San Francisco, California and Atlanta, Georgia, selects investments for the Fund. Mark Yockey, vice president of Artisan Funds, is the portfolio manager and is primarily responsible for the day-to-day management of the Fund. He makes all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

     WHO MAY WANT TO INVEST. The Fund offers two classes of shares, Artisan International Shares ("International Shares") and Artisan International Institutional Shares ("Institutional Shares"). International Shares are offered to retail investors through a separate prospectus. This prospectus describes Institutional Shares. To maintain lower operating expenses that benefit all holders of Institutional Shares, the minimum initial investment in Institutional Shares is $2 million. Subsequent investments must be $100,000 or greater. Artisan Funds reserves the right to redeem any account which has a value of less than $2 million and send the proceeds of that redemption to the shareholder, unless the reduction in value was due solely to market depreciation.

     Institutional Shares are designed for institutional investors who are able to meet the high minimum investment requirements, who want maximum long-term capital growth rather than income and who have the long-term investment outlook needed for investing in the stocks of foreign companies. To reduce costs, Institutional Shares are not available for sale in all states. To find out if Institutional Shares are available, or can be made available, in your state, call 1-

800-399-1770 before sending an application to open a new account. See "Purchasing and Redeeming Shares."

     RISKS AND RETURNS. The Fund is generally substantially fully invested in foreign equity securities in ordinary circumstances. The Fund also may invest in other types of equity securities and debt securities. The Fund may invest without limit in short-term corporate obligations or government obligations (U.S. or foreign) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

     The Fund may invest in derivative securities which may involve significant risks and may increase the volatility of the Fund.

     Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. Investing in foreign securities involves certain risks not typically associated with investing in U.S. securities, including fluctuation of exchange rates of foreign currencies, differences in accounting and financial reporting standards, differences in settlement and trading practices, less liquidity in some markets and generally higher transaction costs. The Fund does not pursue income and is not by itself a balanced investment plan.

     The Fund seeks to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings to avoid concentration in any one country, industry or stock. The Fund also uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio.

     The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions in the countries in which the Fund is invested. When you sell your shares, they may be worth more or less than you paid for them.

     See "Securities, Investment Practices and Risks" for more information on the types of investments the Fund may make and "Purchasing and Redeeming Shares" for information on how to buy and redeem shares.

EXPENSES
--------------------------------------------------------------------------------

     SHAREHOLDER TRANSACTION EXPENSES. As shown below, there are no transaction charges when you buy or sell Institutional Shares:

            Maximum sales charge on purchases and          NONE
            reinvested dividends

            Deferred sales charge on redemptions           NONE

            Redemption fee <F1>                            NONE

            Exchange fee                                   NONE

      <F1>  A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5.00).


     ANNUAL FUND OPERATING EXPENSES. The Fund expects to incur the following expenses attributable to Institutional Shares (expressed as percentages of average net assets) during its first full fiscal year ending June 30, 1998:

            Management fee                             1.00%
            12b-1 fee                                  None
            Other expenses <F2>                        0.25%
            Total operating expenses <F2>              1.25%
                                                       =====

      <F2>  Estimated.



     EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming (i) the Fund's annual return is 5% and its operating expenses are exactly as shown above and (ii) redemption at the end of each period:

            After 1 year            $13
            After 3 years           $40

This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example. The purpose of the expense tables and the example is to help an investor understand the costs and expenses associated with investing in Institutional Shares. Although information such as that shown in the example is useful in reviewing the expenses of the Fund and in providing a basis for comparison of those expenses with the expenses of other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The information below shows the results of an investment in International Shares (not Institutional Shares) through each of the periods indicated.
Because Institutional Shares have not previously been issued, similar information does not exist for them. This information was audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's annual report to shareholders for the fiscal year ended June 30, 1997.

                                                      Year          Period
                                                      Ended          Ended
                                                     6/30/97       6/30/96 <F5>
                                                     -------       -------
Net asset value, beginning of period                 $12.08         $10.00
Income from investment operations:
  Net investment income                                0.07           0.04
  Net realized and unrealized gains on
    securities and foreign currency held               2.44           2.04
                                                       ----           ----
  Total from investment operations                     2.51           2.08
Less Distributions:
     Total distributions                              (0.11)          0.00
                                                       ----           ----
Net asset value, end of period                       $14.48         $12.08
                                                     ======         ======


Total return                                          20.90%         20.80%<F4>

Ratios/supplemental data:
  Net assets, end of period (millions)              $449.2          $71.5
  Ratio of expenses to average net assets              1.61%          2.50%<F3>
  Ratio of net investment income to average
    net assets                                         1.07%          1.60%<F3>
  Portfolio turnover rate                            103.66%         57.00%<F4>
  Average commission per share                        $0.0016          N/A

<F3> Annualized
<F4> Not Annualized
<F5> For the period from commencement of operations (December 28, 1995) through
     June 30,  1996.

PERFORMANCE
--------------------------------------------------------------------------------
     Mutual fund performance is commonly measured as TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

     Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

     The performance of Institutional Shares will be different from the performance of International Shares, because the expenses allocated to the classes will be different. Because its expense ratio is expected to be lower, the total return and average annual total return of Institutional Shares are expected to be greater than for International Shares.

     Information about the investment performance of the Fund relating to International Shares is included in the Fund's annual report to shareholders, a copy of which may be obtained without charge by calling Artisan Partners at 1-800-399-1770.


YOUR ACCOUNT
--------------------------------------------------------------------------------

DOING BUSINESS WITH ARTISAN FUNDS

     Artisan Partners provides holders of Institutional Shares with service from 9:00 a.m. to 4:00 p.m., Central time, on days the Fund is open for business. To reach Artisan Partners, call 1-800-399-1770.

WHO MAY INVEST

     Institutional Shares are offered by Artisan Funds to institutional investors, including but not limited to pension and profit-sharing plans, other employee benefit plans, endowments, foundations, trusts and corporations meeting the applicable minimum investment requirements. To maintain lower operating costs, Institutional Shares are not made available in all states except to investors whose purchase would be eligible for an exemption from state securities laws requiring the payment of fees to the states. TO DETERMINE IF INSTITUTIONAL SHARES ARE AVAILABLE FOR PURCHASE BY YOU, OR CAN BE MADE AVAILABLE FOR PURCHASE, CALL ARTISAN PARTNERS AT 1-800-399-1770 BEFORE SENDING AN

APPLICATION TO OPEN A NEW ACCOUNT.
     Each account must separately meet the minimum investment requirements applicable to Institutional Shares. The minimum initial investment is $2 million; subsequent investments must be $100,000 or greater. Artisan Funds reserves the right to close your account if the value is less than $2 million, unless the reduction in value is due solely to market depreciation. Before closing an account below this level, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

HOW TO BUY SHARES

     You may purchase Institutional Shares by check , wire or exchange. There are no sales commissions or underwriting discounts.


     BY WIRE. You may pay for shares by instructing your bank to wire money to Artisan Funds' custodian bank. Your bank may charge you a fee for sending the wire. IF YOU ARE OPENING A NEW ACCOUNT BY WIRE TRANSFER, YOU MUST FIRST TELEPHONE ARTISAN PARTNERS AT 1-800-399-1770 TO REQUEST AN ACCOUNT NUMBER AND FURNISH YOUR TAX IDENTIFICATION NUMBER. Artisan Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wire transfer instructions are:

               State Street Bank and Trust Company
               Attn:  Mutual Funds
               Boston, MA 02110
               Routing #0110-0002-8
               Credit to Artisan International Institutional Fund 662 Deposit DDA 9905-088-2

     BY CHECK. To make an initial purchase of shares by check, complete and sign the Share Purchase Application and send it to the following address with a check for the total purchase amount payable to "Artisan Funds":

               REGULAR MAIL OR
               OVERNIGHT DELIVERY
               Artisan Funds
               c/o Boston Financial Data Services
               500 Victory Road
               Marina Bay, 3rd floor
               N. Quincy, Massachusetts 02171


     BY EXCHANGE. You may purchase International Shares by exchanging $1,000 or more from your existing account with another of the Artisan Funds.

     SUBSEQUENT INVESTMENTS. You may make subsequent investments by wire transfer, using the instructions given above, or by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. ARTISAN FUNDS WILL NOT ACCEPT CASH, DRAFTS, THIRD PARTY CHECKS, OR CHECKS DRAWN ON BANKS OUTSIDE OF THE UNITED

STATES. If your order to purchase Institutional Shares is canceled because your check does not clear, you will be responsible for any resulting loss incurred by the Fund.

     PURCHASE PRICE AND EFFECTIVE DATE. Each purchase of Institutional Shares is made at the net asset value applicable to Institutional Shares (see "Share Price") next determined after receipt by the Fund of the check or wire transfer of funds in payment of the purchase.

     PURCHASES THROUGH DEALERS. You may purchase or redeem Institutional Shares through certain investment dealers, banks or other institutions. Any such purchase or redemption generally will not be effective until the order or request is received by Artisan Funds' transfer agent; it is the responsibility of the dealer to transmit your order or request promptly. These institutions may impose charges for their services. You may purchase or redeem Institutional Shares directly from Artisan Funds without imposition of any charges other than those described in this prospectus. ARTISAN FUNDS WILL NOT ACCEPT PURCHASES THROUGH DEALERS MAINTAINING OMNIBUS ACCOUNTS FOR THEIR CLIENTS. EACH INVESTOR MUST MEET THE MINIMUM INVESTMENT REQUIREMENTS APPLICABLE TO INSTITUTIONAL SHARES.

     GENERAL. Artisan Funds cannot accept a purchase order specifying a particular purchase date or price per share. Each purchase order must be accepted by an authorized officer of Artisan Funds or its transfer agent and is not binding until accepted and entered on the books of the Fund. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares. Artisan Funds reserves the right not to accept any purchase order that it determines not to be in the best interest of the Fund or the Fund's shareholders.

HOW TO SELL SHARES

     You may redeem all or any part of your Institutional Shares upon your written request delivered to Artisan Funds' transfer agent at one of the following addresses:

      REGULAR MAIL OR
      OVERNIGHT DELIVERY

      Artisan Funds
      c/o Boston Financial Data
      Services
      500 Victory Road
      Marina Bay, 3rd floor
      N. Quincy, Massachusetts 02171

     Your redemption request must:
     (1)  identify the Fund and give your account number;
     (2)  specify the number of shares or dollar amount to be redeemed;

     (3) be accompanied by a corporate or other authorization in the case of a redemption by a corporation, trust, partnership or other entity, as described below; and
     (4)  be signed in ink by duly authorized officers of the shareholder.


     EVIDENCE OF AUTHORITY. Redemption requests by a corporation, trust, partnership or other entity must be accompanied by evidence of the authority of the person or persons signing the redemption request to so act. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument). Under certain circumstances, before the shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

     GENERAL REDEMPTION POLICIES. You may not cancel or revoke your redemption order once your instructions have been received and accepted. Artisan Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. PLEASE CALL 1-800-399-1770 IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST. Artisan Funds reserves the right to require a properly completed Application before making payment for shares redeemed.

     The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. See "Share Price." Because the redemption price you receive depends upon the net asset value per share of Institutional Shares at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

     Artisan Funds will generally wire transfer the proceeds of your redemption to the bank account designated in your purchase application. If you attempt to redeem shares within 15 days after they have been purchased by check, Artisan Funds may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, Artisan Funds recommends that your purchase be made by Federal funds wire through your bank.

     Shares in any account you maintain with Artisan Funds may be redeemed to the extent necessary to reimburse Artisan Funds for any loss it sustains that is caused by you (such as losses from uncollected checks or any Fund liability under the Internal Revenue Code provisions on backup withholding relating to your account).

STATEMENTS AND REPORTS
--------------------------------------------------------------------------------
Statements and reports that the Fund sends to you include:

     - Confirmation statements (after every transaction in your account or change in your account registration);

     - Account statements (quarterly);

     - Annual and semi-annual reports with financial statements; and

     - Year-end tax statements.

    We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

     If you need copies of current or preceding year statements call 1-800-399-1770.


SHARE PRICE
--------------------------------------------------------------------------------
     THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same and represent the net asset value per Institutional Share calculated at the next Closing Time after receipt of your purchase or redemption order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time but is sometimes earlier.

     THE NET ASSET VALUE PER INSTITUTIONAL SHARE is the value of a single Institutional Share, and is computed by adding up the Institutional Shares' pro rata share of the value of the Fund's investments, cash, and other assets, subtracting the Institutional Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Institutional Shares and then dividing the result by the number of Institutional Shares outstanding.

     Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.


DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------
     The Fund intends to distribute substantially all of its net income and net realized capital gains to shareholders at least annually.

DISTRIBUTION OPTIONS

     When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so either by a written request or by calling Artisan Partners at 1-800-399-1770. The Fund offers three options:

- REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Shares. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

- INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested in additional Institutional Shares, but you will be sent a check for each dividend.

-    CASH OPTION.  You will be sent a check for all distributions.
     When you reinvest, the reinvestment price is the net asset value per

Institutional Share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES
--------------------------------------------------------------------------
     As with any investement, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

     TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and also may be subject to state or local taxes. If you live outside the United States, your distributions also could be taxed by the country in which you reside.

     Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional Institutional Shares. However, distributions declared in October, November or December and paid in January are taxable as if they were received by you on December 31.

     For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; mid-term capital gain distributions are taxed as mid-term capital gains; and long-term capital gain distributions are taxed as long-term capital gains.

Every January, the Fund will send you and the IRS a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

     TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

     Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss. However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

     When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

FOREIGN INCOME TAXES

     Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividend but will be included in your taxable income.
You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund. You will receive this information as part of your Form 1099.

THE FUND IN DETAIL
--------------------------------------------------------------------------------

ORGANIZATION

     Artisan International Fund is a series of Artisan Funds, Inc. ("Artisan Funds"), an open-end management investment company which was incorporated under Wisconsin law in 1995.

     Artisan Funds' charter authorizes its board of directors to issue fifty billion full and fractional shares of capital stock, $.01 par value per share, of which 5 billion shares are designated Artisan International Institutional Shares. Under the charter, the board of directors has the power to classify or reclassify any unissued shares of Artisan Funds into one or more additional series or classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may also, without shareholder approval, increase the number of authorized shares of the Fund.

     Artisan International Fund offers another separate class of shares, referred to in this prospectus as the International Shares, pursuant to a separate prospectus. Shares of each class (the Institutional Shares and the International Shares) represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the lower expected expense ratio of Institutional Shares, the total return on Institutional Shares can be expected to be higher than the total return on International Shares. Investors may obtain information about International Shares by calling Artisan Funds' transfer agent at 1-800-344-1770.

     All shares participate equally in dividends and other distributions declared by the board of directors (although the amounts of the dividends and distributions of Institutional Shares and International Shares will differ because of the different expenses they may bear), and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

     Artisan Funds is governed by a board of directors which is responsible for protecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

     Each share of Artisan Funds has one vote. Shareholders of the Fund and each other series of Artisan Funds will vote in the aggregate except where otherwise required by law and except that each Fund, and each class of Artisan International Fund, will vote separately on matters in which the interests of that Fund or class differ from the interests of any other Fund or class, and will have exclusive voting rights on matters affecting only that Fund or class.

     The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.

MANAGEMENT

     The Fund is managed by Artisan Partners Limited Partnership, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, which is controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

     Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan Partners in 1995, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

     Carlene Murphy Ziegler is a director and president of Artisan Funds and the portfolio manager of Artisan Small Cap Fund, another series of Artisan Funds. Prior to founding Artisan Partners in 1995, Ms. Ziegler was a co-portfolio manager of the Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

     Mark L. Yockey, vice president of Artisan Funds, has been the portfolio manager of Artisan International Fund since its inception. Prior to joining Artisan Partners in 1995, Mr. Yockey was portfolio manager of the United International Growth Fund and vice president of Waddell & Reed since January 1990. Prior thereto, Mr. Yockey was an equity analyst for Waddell & Reed. Mr. Yockey holds a B.A. degree and an M.B.A. from Michigan State University. He is also a Chartered Financial Analyst.

     John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners in 1995, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.

     State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

     The address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices in San Francisco, California and Atlanta, Georgia.

EXPENSES

     Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

     The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and (iv) .925 of 1% of its average daily net assets over $1 billion.

     While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, independent accountants and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners. Expenses of Artisan Funds are generally allocated to Artisan International Fund and to the other series of Artisan Funds in proportion to their relative net assets, except that expenses attributable to a particular series or class are allocated to that series or class.

THE FUND'S INVESTMENT PHILOSOPHY
--------------------------------------------------------------------------------
     THE FUND INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH. THE FUND GENERALLY INVESTS IN THE STOCKS OF FOREIGN COMPANIES AND USES ITS OWN DETAILED RESEARCH PROCESS TO IDENTIFY INVESTMENT OPPORTUNITIES. The Fund's research method is both "top-down" and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

     Country selection involves an evaluation of the regions and countries of the world in an effort to determine which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates and social changes.

     Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and increasing earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

     International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

     The Fund also may invest in other types of equity securities and in debt securities and may engage in certain investment practices such as short sales "against the box"; however, the Fund does not currently intend to commit more than 5% of its total assets to such securities or investment practices.

     The Fund intends to be substantially fully invested in foreign equity securities in ordinary circumstances, although the Fund may invest without limit in short-term corporate obligations or government obligations (U.S. or foreign) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable. See the discussion under the heading "Securities, Investment Practices and Risk--Debt Securities."

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts and options on futures contracts or entering into currency exchange contracts.

     Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

     The investment objective of the Fund may be changed by the board of directors without shareholder approval upon 30 days prior written notice to shareholders. If there were such a change, you should consider whether the Fund would remain an appropriate investment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.

SECURITIES, INVESTMENT PRACTICES AND RISKS

     The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

     The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. The equity securities in which the Fund invests may include preferred stocks, including preferred stocks convertible into common stocks. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term.

     The Fund invests mostly in the common stock (or the equivalent of common stock under the applicable foreign law) of foreign companies.

     RESTRICTIONS: The Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. <F6>

<F6> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

FOREIGN SECURITIES

     Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. See the Fund's Statement of Additional Information for more information.

     You should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These risks include: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulation or currency restrictions that would prevent cash from being transferred to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. In addition, the costs of investing in foreign securities is higher than the cost of investing in U.S. securities.

     Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls, or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

     The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. Emerging markets may be subject to a lower level of monitoring and regulation of traders, insiders and investors.

     RESTRICTIONS: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of foreign issuers. At August 31, 1997 the Fund had investments in 23 countries outside the U.S.


DEBT SECURITIES

     Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, an increase in interest rates will decrease the value of debt securities.

     "Investment grade" debt securities are those rated within the four highest ratings categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, determined by Artisan Partners to be of comparable quality. Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

     Lower-rated debt securities (commonly called "junk bonds") are considered speculative and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

     For more information, see the discussion of debt securities in the Statement of Additional Information.

     RESTRICTIONS: The Fund intends to be substantially fully invested in equity securities in ordinary circumstances. Except when a defensive posture is considered advisable, the Fund's investments in debt securities will not exceed 35% of the Fund's assets, without regard to their ratings. Investments in debt securities in excess of 35% of the Fund's assets will be restricted to investment grade debt securities. The Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade.

CONVERTIBLE SECURITIES

     The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

     RESTRICTIONS: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

MANAGING INVESTMENT EXPOSURE

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts, or options on futures contracts or entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation, although there is no limitation on the percentage of assets that can be committed to derivative securities. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques -- Managing Investment Exposure."

     Currency Exchange Transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

     Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to TRANSACTION HEDGING and PORTFOLIO HEDGING involving either specific transactions or actual or anticipated positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, Artisan Partners may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.


     Options and Futures. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets or as a hedge against changes in prevailing levels of currency exchange rates. The Fund may write covered call options and purchase put and call options on foreign currencies, securities and stock indices. Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in a loss. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

ILLIQUID AND RESTRICTED SECURITIES

     Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. Certain of these securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

     RESTRICTIONS: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

DIVERSIFICATION

     Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry or country.

     RESTRICTIONS: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities. <F7>

<F7> The restriction is "fundamental" which means it cannot be changed without shareholder approval.


LENDING PORTFOLIO SECURITIES; REPURCHASE AGREEMENTS; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Fund may make loans of its portfolio securities to broker-dealers and banks and may invest in repurchase agreements as a cash management technique. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price within a specified time. The Fund could experience losses or delays in the event of bankruptcy of the seller of a repurchase agreement. The Fund may also invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

     RESTRICTIONS: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets. <F8> The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

<F8> The restriction is "fundamental" which means it cannot be changed without shareholder approval.


BORROWING

     Artisan Funds maintains a line of credit with a major bank to permit borrowing by the Fund on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

     RESTRICTIONS: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market).<F9>

<F9> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

OTHER INVESTMENT COMPANIES

     Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

     RESTRICTIONS: The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

PORTFOLIO TURNOVER

     During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be between 75% and 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

xxxxx

                              ARTISAN MID CAP FUND

    Supplement dated February 27, 1998 to Prospectus dated October 28, 1997

[insert on page 5 below "Expenses and Performance -- Understanding Expenses"]

FINANCIAL HIGHLIGHTS
The information below shows the results of an investment in the Fund for the period from commencement of operations on June 27, 1997 through June 30, 1997 and for the six months ended December 31, 1997.

                                         Six Months           Fiscal Period
                                            Ended                 Ended
                                         December 31,            June 30,
                                            1997*                1997****
                                         -----------           -----------
  Net asset value,
    beginning of period                    $10.00                 $10.00
  Income from investment
    operations:
    Net investment loss                      (.02)                     -
    Net realized and unrealized
      gains on securities                    2.82                      -
                                         -----------           -----------
      Total from investment
        operations                           2.80                      -

  Distributions paid to shareholders:
    Net realized gains on investment
      transactions                           (.79)                     -

  Net asset value, end of period           $12.01                 $10.00
                                         -----------           -----------

  Total return**                            28.1%                   0.0%

  Ratios/supplemental data:
    Net assets, end of period
      (millions)                             $9.7                   $1.8
    Ratio of expenses to average
      net assets***                         2.00%                  0.00%
    Ratio of net investment loss to
      average net assets***               (0.46)%                  0.00%
      Portfolio turnover rate**            90.06%                  0.00%
        Average commission rate
        per share                        $0.04828                $0.0000

________________________

   *  Unaudited.
  **  Not annualized.
 *** Annualized. The ratios of expenses to average net assets and net investment loss to average net assets include fees waived by the Adviser. Absent fees waived by the Adviser, the ratios of expenses to average net assets and net investment loss to average net assets would have been 3.86% and (2.32%), respectively.
**** For the period from commencement of operations (June 27, 1997) through June 30, 1997.

                                ARTISAN MID CAP FUND
                                     PROSPECTUS

                                  OCTOBER 28, 1997


                        INVESTMENT MANAGEMENT PRACTICED WITH
                       INTELLIGENCE AND DISCIPLINE IS AN ART.



            Please read this prospectus before investing and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

            A Statement of Additional Information dated the date of this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by calling 1-800-344-1770.

            LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



            ARTISAN
            MID CAP
            FUND


            A NO-LOAD FUND


            ARTISAN MID CAP FUND invests for maximum long-term capital growth. The Fund invests primarily in the common stocks of medium-sized companies.



            PROSPECTUS
            OCTOBER 28, 1997

            ARTISAN FUNDS, INC.

            1000 North Water Street, Suite 1770
            Milwaukee, Wisconsin 53202

            CONTENTS

            THE FUND AT A GLANCE         3  GOAL; STRATEGY; MANAGEMENT;
                                            WHO MAY WANT TO INVEST;
                                            RISKS AND RETURNS

            EXPENSES AND PERFORMANCE     4  EXPENSES; FINANCIAL
                                            HIGHLIGHTS

            YOUR ACCOUNT                 5  PERFORMANCE; DOING BUSINESS
                                            WITH THE FUND; HOW
                                            TO BUY SHARES; MINIMUM
                                            INVESTMENTS

                                         6  WAYS TO SST UP YOUR ACCOUNT

                                         8  AUTOMATIC INVESTMENT PLAN;
                                            HOW TO SELL SHARES;

            SHAREHOLDER AND ACCOUNT     10  STATEMENTS AND REPORTS;
            POLICIES                        SHARE PRICE; PURCHASES

                                        11  REDEMPTIONS; ACCOUNT
                                            REGISTRATION

                                        12  TELEPHONE TRANSACTIONS;
                                            TELEPHONE EXCHANGE PLAN

            DIVIDENDS, CAPITAL GAINS    13  DISTRIBUTION OPTIONS; TAXES
            AND TAXES

            THE FUND IN DETAIL          15  ORGANIZATION; MANAGEMENT

                                        16  EXPENSES; THE FUND'S
                                            INVESTMENT PHILOSOPHY

                                        18  SECURITIES, INVESTMENT
                                            PRACTICES AND RISKS; EQUITY
                                            SECURITIES

                                        19  FOREIGN SECURITIES

                                        20  DEBT SECURITIES; CONVERTIBLE
                                            SECURITIES; MANAGING
                                            INVESTMENT EXPOSURE

                                        22  ILLIQUID AND RESTRICTED
                                            SECURITIES; DIVERSIFICATION;
                                            LENDING PORTFOLIO
                                            SECURITIES; PURCHASE
                                            AGREEMENTS; WHEN-ISSUED AND
                                            DELAYED-DELIVERY SECURITIES;
                                            BORROWING

                                        23  OTHER INVESTMENT COMPANIES;
                                            PORTFOLIO TURNOVER

            THE FUND AT A GLANCE

            GOAL
            ARTISAN MID CAP FUND (THE "FUND"), ONE OF THE SERIES OF FUNDS OF ARTISAN FUNDS, INVESTS FOR MAXIMUM LONG-TERM
            CAPITAL GROWTH.

            STRATEGY
            THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF MEDIUM-SIZED COMPANIES. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). As of September 30, 1997, the MidCap Index included companies with capitalizations between approximately $250 million and $12 billion. The market capitalization range in which the Fund invests will change as the range of the companies included in the MidCap Index changes. The Fund looks for companies that have or are developing identifiable "franchise characteristics" and whose securities are undervalued because they lack recognition or are out of favor based on short-term factors.

            In seeking companies that have franchise characteristics, the Fund focuses on companies that have some form of sustainable competitive advantage such as a proprietary technology or dominant market share. The Fund also emphasizes companies that are experiencing or expect to experience real growth in the demand for their goods or services. Fund management estimates the intrinsic value of prospective investments to identify those which are undervalued.

            The Fund's management believes that medium-sized companies are an attractive investment universe because these companies are still small enough to provide real growth opportunities significantly above that of the general U.S. economy, but are typically mature enough to have experienced management and multiple product lines and large enough to have liquid trading markets, thus mitigating risk. Medium-sized companies also typically have less Wall Street research coverage than large companies, and are more likely to be priced inefficiently.

            MANAGEMENT
            Artisan Partners Limited Partnership ("Artisan Partners"), based in Milwaukee, Wisconsin, selects investments for the Fund. Andrew C. Stephens is the portfolio manager and is responsible for the day-to-day management of the Fund. Mr.

            Stephens makes all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

            WHO MAY WANT TO INVEST
            Artisan Mid Cap Fund is designed for patient investors who can afford to maintain their investments over a relatively long period of time, and who are seeking a fund which is relatively aggressive. The Fund involves risk and is not an appropriate investment for conservative investors who are seeking preservation of capital or income.

            RISKS AND RETURNS
            Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. In addition, the stocks of medium-sized companies often involve more volatility than the stocks of larger companies.

            The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than you paid for them.

            See "Securities, Investment Practices and Risks" on page 18 for the types of investments the Fund may make and "Your Account" on page 15 for how to buy and redeem shares.

            EXPENSES AND PERFORMANCE

            EXPENSES
            SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund.

            Maximum sales charge on purchases
            and reinvested dividends .................. NONE

            Deferred sales charge on redemptions ...... NONE

            Redemption fee <F1>........................ NONE

            Exchange fee .............................. NONE

            <F1> A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5).

            ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). The Fund pays its own operating expenses, including a management fee to Artisan Partners. The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Fund's expenses are factored into its share price daily, and are not charged directly to shareholder accounts.

            The Fund expects to incur the following expenses in its first full fiscal year ending June 30, 1998:

            Management fee ............................ 1.00%

            12b-1 fee ................................. None

            Other expenses
            (after reimbursement)...................... 1.00%
                                                        -----
            Total operating expenses .................. 2.00%
                                                        =====

            Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.0% of average net assets over each fiscal year. Absent reimbursement, "Other expenses" would have been estimated to be 1.85%. The purpose of the expense table is to help you understand the costs and expenses associated with investing in the Fund.

            UNDERSTANDING EXPENSES
            Operating a mutual fund requires paying for portfolio management, shareholder statements, tax reporting and other services. These costs are paid from the Fund's assets; any quoted share price or return is after expenses.

            EXAMPLE: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as shown in the column to the left. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

            After 1 year ............................. $21

            After 3 years ............................ $65

            This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example. Because the Fund is new, the above amounts are estimates.

            FINANCIAL HIGHLIGHTS
            The information below shows the results of an investment in the Fund from June 27, 1997 (commencement of operations) through June 30, 1997. This information was audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's annual report to shareholders for the fiscal year ended June 30, 1997.

                                                                Period end
                                                             June 30, 1997 <F4>

            Net asset value,
              beginning of period                                 $10.00
                                                                  ------
            Net asset value, end of period                        $10.00
                                                                  ======
            Total Return                                            0.00% <F3>

            Ratios/supplemental data:
              Net assets,
                end of period (millions)                           $1.8
              Ratio of expenses to
                average net assets                                  0.00% <F2>
              Ratio of net investment income
                to average net assets                              (0.00) <F2>
              Portfolio turnover rate                               0.00%
              Average commission rate                              $0.000

            <F2> Annualized
            <F3> Not Annualized
            <F4> For the period from commencement of operations (June 27, 1997)
                 through June 30, 1997

            PERFORMANCE
            Mutual fund performance is commonly measured as total return. TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividend and capital gains. Total return reflects the Fund's performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

            Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

            More information about the Fund's investment performance is included in its annual report to shareholders, a copy of which may be obtained without charge by calling 1-800-344-1770.
            ------------------------------------------------------------

            YOUR ACCOUNT

            DOING BUSINESS WITH THE FUND
            The Fund provides shareholders with service during extended business hours. To reach the Fund, call 1-800-344-1770.

            HOW TO BUY SHARES
            You can open a new account by:

            - mailing in an application with a check for $1,000 or more, or

            - exchanging $1,000 or more from your existing account with another of the Artisan Funds. For more details, see
              "Telephone Exchange Plan" on page 12.

            AFTER YOUR ACCOUNT IS OPEN, YOU MAY ADD TO IT BY:

            - mailing a check or money order along with the form at the bottom of your account statement, or a letter (the Fund does not accept third-party checks);

            - moving money from your bank account by telephone, provided you have elected this privilege on your new account application;

            - moving an investment from another of the Artisan Funds to the Fund by telephone, provided you have elected this privilege;

            - wiring money from your bank; or

            - making automatic investments.

            The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for shares is the net asset value per share next calculated after your investment is received. An order is considered received when the application (for a new account) or information identifying the account and the money are received and accepted by the Fund or certain authorized agents, who may impose fees for their services. See "Shareholder and Account Policies" on page 10 for information about share price and transactions with certain financial services companies and broker-dealers. The Fund does not issue share certificates.


            MINIMUM INVESTMENTS

            TO OPEN AN ACCOUNT            $1,000

            TO ADD TO AN ACCOUNT          $   50

            MINIMUM BALANCE               $  500

            The initial minimum investment will be waived if you participate in the Automatic Investment Plan. Because it is very expensive for the Fund to maintain small accounts (and that cost is


            <PAGE > 5

            -----------------------------------------------------------
            WAYS TO SET UP YOUR ACCOUNT

            INDIVIDUAL OR JOINT OWNERSHIP

            FOR YOUR GENERAL INVESTMENT NEEDS

            Individual accounts are owned by one person. Joint accounts can have two or more owners.

            ------------------------------------------------------------
            RETIREMENT

            TO DEFER TAXES ON YOUR RETIREMENT SAVINGS

            Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. RETIREMENT ACCOUNTS REQUIRE SPECIAL APPLICATIONS WHICH MAY BE OBTAINED BY CALLING 1-800-344-1770.

            - INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of
              legal age and under 70 1/2 with earned income to invest up to $2,000 per tax year. If you or your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as you and your spouse's combined earned income is at least $4,000.

            - ROLLOVER IRAS retain special tax advantages for certain
              distributions from employer-sponsored retirement plans.

            - SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) allow small business owners or those with self-employment income to make tax-deductible contributions of up to 15% of the first $160,000 of compensation per year for themselves and any eligible employees.

            - OTHER RETIREMENT PLANS - The Fund may be used as an
              investment in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. The
              Fund does not offer prototypes of these plans.

            An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.

            ------------------------------------------------------------
            GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)

            TO INVEST FOR A MINOR'S EDUCATION OR OTHER FUTURE NEEDS

            These custodial accounts provide a way to give money to a minor. The account application should include the child's social security number.

            ------------------------------------------------------------
            TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN

            FOR MONEY BEING INVESTED BY A TRUST, EMPLOYEE BENEFIT PLAN, OR PROFIT-SHARING PLAN

            The trust or plan must be established before an account can be opened. The date of the trust or plan should be included on the new account application.

            ------------------------------------------------------------
            BUSINESS OR ORGANIZATION

            FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS,
            PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

            You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.

            <PAGE > 6

            HOW TO BUY SHARES

            MAIL
            ------------------------------------------------------------
            TO OPEN AN ACCOUNT:
            - Complete and sign the new account application. Make your check or money order payable to "Artisan Funds" or "Artisan Mid Cap Fund." Third-party checks will not be accepted.

            Mail to the address on the new account application.

            FOR OVERNIGHT DELIVERY:
                Artisan Funds
                c/o Boston Financial Data Services
                2 Heritage Drive
                Quincy, MA 02171

            TO ADD TO AN ACCOUNT:
            - Make your check or money order payable to "Artisan Funds"
              or "Artisan Mid Cap Fund." Put your account number on your check.

            Mail your check and the form at the bottom of your account statement (or a letter) to the address on your account statement.
            FOR OVERNIGHT DELIVERY:
               Artisan Funds
               c/o Boston Financial Data Services
               2 Heritage Drive
               Quincy, MA 02171

            ------------------------------------------------------------
            PHONE 1-800-344-1770
            ------------------------------------------------------------
            TO OPEN AN ACCOUNT:
            - You may not open a new account by phone, except by
              exchange of $1,000 or more from your identically registered account in another of the Artisan Funds.

            - You may establish the telephone transaction option when
              you open an account by electing the option on your new account application.

            TO ADD TO AN ACCOUNT:
            - If you did not elect the telephone transaction option on your new account application for the Fund or for another of the Artisan Funds, complete the shareholder options form to make investments by phone from $50 to $25,000 into your account and to participate in the telephone exchange plan.

            - All telephone trades must be placed between 7:00 a.m. and
              3:00 p.m. Central time on days the NYSE is open for trading.

            ------------------------------------------------------------
            WIRE
            ------------------------------------------------------------
            TO OPEN AN ACCOUNT:
            - Call 1-800-344-1770 for instructions on opening an account by wire.

            TO ADD TO AN ACCOUNT:
            - Call 1-800-344-1770 for instructions on adding to an
              account by wire.

            ------------------------------------------------------------
            AUTOMATIC INVESTMENT PLAN
            ------------------------------------------------------------
            TO OPEN AN ACCOUNT:
            - If you sign up for the Automatic Investment Plan when you open your account, the minimum initial investment will be waived.

            - Complete and sign the Automatic Investment Plan section of the new account application.

            TO ADD TO AN ACCOUNT:
            - Sign up for the Automatic Investment Plan on the shareholder
              ptions form or   call 1-800-344-1770 for instructions on how
              to add to your existing account.

            borne by all shareholders), the Fund reserves the right to close your account if the value is less than $500 (or $1,000 if you discontinued the Automatic Investment Plan before your account reached $1,000). Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

            AUTOMATIC INVESTMENT PLAN
            The Automatic Investment Plan is a convenient way for you to make regular, systematic investments into your Fund. Through the Automatic Investment Plan, you purchase shares by transferring money (minimum of $50 per transaction) from your designated checking or savings account. Your automatic investment in the Fund will be processed monthly on a draft date designated by you, between the 3rd and 28th of the month only. The draft will be made on or about (possibly earlier or later than) the date requested due to the processing complexities associated with weekends, holidays, etc. Artisan Funds will not be responsible for non-sufficient funds fees.

            HOW TO SELL SHARES
            You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value per share (share price) calculated after your order is received and accepted by the Fund or its authorized agent. See "Shareholder and Account Policies" on page 10 for more information about share price and transactions with certain financial services companies and broker-dealers.

            To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-800-344-1770.

            SELLING SHARES IN WRITING
            Write a "letter of instruction" with:

            - each owner's name and address,

            - the Fund's name,

            - your account number,

            - the dollar amount or number of shares to be redeemed, and

            - the signature of each owner as it appears on the account.

            Mail your letter to:
              Artisan Funds
              c/o Boston Financial Data Services
              P.O. Box 8412
              Boston, MA 02266-8412

            For overnight delivery use:
              Artisan Funds
              c/o Boston Financial Data Services
              2 Heritage Drive
              Quincy, MA 02171

            Certain redemption requests and account changes must include a signature guarantee, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

            - you wish to redeem more than $25,000 worth of shares;

            - if you add/change your name or add/remove an owner on your account;

            - if you add/change the beneficiary on your account;

            - the check is being mailed to an address different than one on your account (record address);

            - the check is being made payable to someone other than the account owner;

            - when you add the telephone redemption option to your
              existing account;

            - if you transfer the ownership of your account; or

            HOW TO SELL SHARES                    SPECIAL REQUIREMENTS

            NOTE: SOME REDEMPTIONS REQUIRE SIGNATURE GUARANTEES. SEE
            PAGE 8.

            ------------------------------------------------------------
            MAIL
            ------------------------------------------------------------
            Individual, Joint Owners, Sole   - The letter of instruction
            Proprietorships,UGMA, UTMA         must be signed by all
                                               persons required to
                                               sign for transactions
                                               (usually, all owners of the
                                               account) exactly as
                                               their names appear
                                               on the account.

            Trust                            - The letter of instruction
                                               must include the signatures
                                               of all trustees.

            All Others                       - Call 1-800-344-1770
                                               for instructions.

            -------------------------------------------------------------
            PHONE 1-800-344-1770
            -------------------------------------------------------------
            All account types except IRAs    - You automatically have the
                                               telephone redemption option
                                               (which allows you to
                                               redeem at least $500 and up
                                               to $25,000 worth of shares
                                               per day by phone) unless
                                               you declined it on your new
                                               account application. If
                                               you declined the telephone
                                               redemption option, call
                                               1-800-344-1770 for
                                               instructions on how to add it.

                                             - All telephone trades
                                               must be placed between
                                               7:00 a.m. and 3:00 p.m.
                                               Central time on days the
                                               NYSE is open for trading.

            ------------------------------------------------------------------
            WIRE
            ------------------------------------------------------------------
            All account types except IRAs    - We will transmit
                                               payment by wire for a
                                               funds will arrive at your
                                               bank the next business day.

            ------------------------------------------------------------------
            SYSTEMATIC WITHDRAWALS
            ------------------------------------------------------------------
            All account types except IRAs    - Sign up for systematic
                                               withdrawals (distributions from
                                               your account at regular
                                               intervals in specified dollar
                                               amounts of at least $50) by
                                               calling 1-800-344-1770 for
                                               instructions on how to
                                               add this option.

                                              - You must have at least $5,000
                                                in your account before you are
                                                eligible to sign up for this
                                                option. If the amount in your
                                                account is not sufficient to
                                                meet a withdrawal, the
                                                remaining amount in the
                                                account will be redeemed.

            - you have changed the address on the account by phone
              within the last 60 days.

            You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

            When purchases are made by check or automatic investment plan, payment of redemption proceeds may be delayed until the Fund is reasonably certain that payment for the shares has been collected, which may take as long as 15 days.

            ------------------------------------------------------------

            SHAREHOLDER AND ACCOUNT POLICIES

            STATEMENTS AND REPORTS
            Statements and reports that the Fund sends to you include:

            - Confirmation statements (after every transaction in your account or change in your account registration);

            - Account statements (quarterly);

            - Annual and semi-annual reports with financial statements;
              and

            - Year-end tax statements.

            We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

            If you need copies of current or preceding year statements call 1-800-344-1770. Copies of statements for earlier years are available and are subject to a $10 processing fee.

            SHARE PRICE
            THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange ("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same and represent the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order by the Fund or a broker-dealer or financial services company authorized by the Fund to accept purchase and redemption orders on its behalf. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time but is sometimes earlier.

            THE FUND'S NET ASSET VALUE PER SHARE is the value of a single share, and is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

            Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

            PURCHASES
            - All of your purchases must be made in U.S. dollars and
              checks must be drawn on U.S. banks.

            - The Fund does not accept cash, credit cards or third-party checks.

            - If your check or telephone purchase order does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

            - Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.

            - THE FUND RESERVES THE RIGHT TO reject any purchase order.
              For example, a purchase order may be refused if, in Artisan Partners' opinion, it is so large that it would disrupt management of the Fund.

            THE FUND MAY AUTHORIZE from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

            In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

            REDEMPTIONS
            - Normally, redemption proceeds will be mailed within seven days after receipt of the request for redemption.

            - The Fund may hold payment on redemptions until it is
              reasonably satisfied that it has received payment for a recent purchase made by check or by an automatic investment or telephone purchase, which can take up to fifteen days.

            - If you make a telephone redemption, the Fund will send
              payment for your  redemption one of three ways: (i) by mail;
              (ii) by Electronic Funds Transfer (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $5.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

            - Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

            If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be canceled and future withdrawals will occur only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.



            ACCOUNT REGISTRATION
            ADDRESS CHANGES for your account may be made by writing us a letter or by calling us at 1-800-344-1770. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request unless your change of address was made in writing with a signature guarantee.

            TELEPHONE TRANSACTIONS
            YOU MAY INITIATE MANY TRANSACTIONS, INCLUDING EXCHANGES, PURCHASES AND REDEMPTIONS, BY TELEPHONE. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. If the Fund fails to follow reasonable procedures, the Fund may be responsible for resulting losses.

            You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

            TELEPHONE EXCHANGE PLAN
            The telephone exchange plan permits you to transfer investments among the Artisan Funds between the hours of 7:00 a.m. and 3:00 p.m., Central time, on days the NYSE is open for trading.

            Each exchange between accounts must be at least $1,000. The price of shares exchanged between the Fund and another Artisan Fund is determined at the end of that day's trading session.

            Telephone exchange plan restrictions:

            - To exchange between funds, you must have an account with
              Artisan Mid Cap Fund and another Artisan Fund (which may be opened by exchange from your Mid Cap Fund account). Both accounts must be registered in the same name, address and taxpayer identification number.

            - To open a Fund account by telephone exchange from another
              Artisan Fund, you must have previously elected the telephone transaction option for that fund.

            - Before exchanging into another Artisan Fund, you should
              carefully read that fund's prospectus which may be obtained by calling 1-800-344-1770.

            - The exchange of shares may have tax consequences to you.

            - If your account is subject to backup withholding, you may not use the telephone exchange plan.

            - Because excessive trading can hurt performance and
              shareholders, Artisan Funds reserves the right to temporarily or permanently terminate the telephone exchange plan of any investor who makes excessive use of the plan. Artisan Funds also may limit the number of transfers per calendar year.

            - Artisan Funds reserves the right to terminate or modify
              the telephone exchange plan at any time, but will try to give you prior notice whenever it is able to do so.

            - From time to time, one or more of the Artisan Funds may be closed to new investors. You may use the exchange plan to purchase shares of a closed fund only if you are eligible to make an investment in that fund, as described in the prospectus of that fund.

            - The exchange plan does not apply to Artisan International
              Institutional Shares, a class of shares of Artisan
              International Fund available only to certain institutional investors.

            DIVIDENDS, CAPITAL GAINS AND TAXES

            The Fund intends to distribute substantially all of its net income and net realized capital gains to shareholders at least annually.

            DISTRIBUTION OPTIONS
            When you open an account, specify on YOUR NEW ACCOUNT
            APPLICATION HOW YOU WANT TO RECEIVE YOUR DISTRIBUTIONS. IF YOU LATER WANT TO CHANGE YOUR DISTRIBUTION OPTION, YOU MAY DO SO EITHER BY A WRITTEN REQUEST OR BY CALLING US AT 1-800-344-1770. THE FUND OFFERS THREE OPTIONS:

            - REINVESTMENT OPTION. Your dividends and capital gain
              distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

            - INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

            - CASH OPTION. You will be sent a check for all
              distributions.

            For IRA accounts, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA, and might be subject to income tax and penalties if you are under 59 1/2 years old. After you are 59 1/2, you may request payment of distributions in cash which might be subject to income tax.

            When you reinvest, the reinvestment price is the Fund's net asset value per share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

            TAXES
            As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

            TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and also may be subject to state or local taxes. If you are a U.S. citizen residing outside the United
            States, your distributions also could be taxed by the country in which you reside.

            Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in November or December and paid in January to shareholders of record during the preceding year are taxable as if they were received by you on December 31.

            For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; mid-term capital gain distributions are taxed as mid-term capital gains; and long-term capital gain distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

            TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

            Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax pre-parer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss (although you or your tax preparer may choose an alternative method of calculating your basis). However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

            To invest you must be a U.S. citizen (or a non-citizen domiciled in the U.S.) with a Social Security or taxpayer identification number. When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

            FOREIGN INCOME TAXES. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Fund will not be eligible to make an election to permit you to claim a foreign tax credit for your share of such taxes because it will not meet the requirement of having more than 50% of its assets invested in stocks or securities of foreign corporations. However, the Fund expects such taxes to be deductible by it in computing its taxable income.

            ------------------------------------------------------------
            UNDERSTANDING DISTRIBUTIONS
            As a shareholder, you are entitled to your share of the Fund's net in come and any gains realized on its investments. The Fund's income from dividends and interest and any net realized short-term gain are paid to you as DIVIDENDS. The Fund's net realized long-term gains are paid to you as CAPITAL GAIN DISTRIBUTIONS.
            ------------------------------------------------------------

            THE FUND IN DETAIL



            ORGANIZATION
            Artisan Mid Cap Fund is a series of Artisan Funds, Inc. ("Artisan Funds"), an open-end management investment company which was incorporated under Wisconsin law in 1995.

            Artisan Funds' charter authorizes its board of directors to issue fifty billion full and fractional shares of capital stock, $.01 par value per share, of which 5 billion shares are designated Artisan Mid Cap Fund. Under the charter, the board of directors has the power to classify or reclassify any unissued shares of Artisan Funds into one or more additional series or classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may also, without shareholder approval, increase the number of authorized shares of the Fund.

            EACH SHARE OF ARTISAN FUNDS HAS ONE VOTE. Shareholders of the Fund and each other series of Artisan Funds will vote in the aggregate except where otherwise required by law and except that each Fund, and each class of Artisan International Fund, will vote separately on matters in which the interests of that Fund or class differ from the interests of any other Fund or class, and will have exclusive voting rights on matters affecting only that Fund or class. All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

            THE FUND IS GOVERNED BY A BOARD OF DIRECTORS which is responsible for protecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

            The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.



            MANAGEMENT
            The Fund is managed by Artisan Partners Limited Partnership, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

            Andrew C. Stephens is the Fund's portfolio manager. Prior to joining Artisan Partners in March 1997, Mr. Stephens had been co-portfolio manager of the Strong Asset Allocation Fund since February 1993. Mr. Stephens was also a senior research analyst for the Strong Common Stock Fund and Strong Opportunity Fund from September 1994 until March 1996, and was a head trader for Strong Capital Management, Inc. before February 1993. Mr. Stephens holds a B.S. from the University of Wisconsin-Madison in Economics.

            Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan

            Partners in 1995, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management, and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

            Carlene Murphy Ziegler is a director and the president of Artisan Funds and is co-portfolio manager of Artisan Small Cap Fund. Prior to founding Artisan Partners in 1995, Ms. Ziegler was a co-portfolio manager of Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

            John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners in 1995, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.

            State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

            The address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices in San Francisco, California and Atlanta, Georgia.

            EXPENSES
            Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

            The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and
            (iv) .925 of 1% of its average daily net assets over $1 billion.

            While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, independent accountants and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners.

            THE FUND'S INVESTMENT PHILOSOPHY

            The Fund invests for maximum long-term capital growth. The Fund invests primarily in the common stocks of medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). As of September 30, 1997, the MidCap Index included companies with capitalizations between approximately $250 million and $12 billion. The market capitalization range in which the Fund invests will changes as the size of the companies included in the MidCap Index changes.

            The Fund's management believes that a share of common stock represents an ownership interest in the company's future cash flows. Its value is influenced by an investor's assumptions regarding the growth, safety and predictability of those cash flows, relative to other, often lower-risk, investment alternatives. The Fund's management believes that many investors misperceive the quality of common stocks having certain characteristics. By focusing on a few basic principles, management believes it can frequently identify companies which are thus mispriced and will be attractive investments.

            The most basic principle the Fund follows is that dominant franchises help protect a business from some of the effects of competition. Companies that have some form of sustainable competitive advantage, such as a proprietary technology or dominant market share, should have a more predictable stream of future cash flows. This in turn should produce higher stock valuations over time.

            The Fund also emphasizes investments in companies that are experiencing real growth in demand for their goods and services. Companies that can grow from the natural demand for their products are in a much better position to leverage new opportunities and react to marketplace changes. An investor should normally value the predictability of their cash flow stream more favorably.

            Artisan Partners' research involves regularly screening the mid-cap investment universe to identify companies that can be evaluated as potential investments. Once an investment candidate is identified, Artisan Partners defines and researches the key investment issues relating to the particular company by contacting Wall Street research analysts and company management to discuss the company's strategy, competitive position and revenue and earnings outlook. If appropriate, Artisan Partners will then visit the company in person.

            If favorably impressed with a company's franchise characteristics and revenue and earnings growth prospects, Artisan Partners will then estimate its intrinsic value. This involves assigning a value to the prospective investment's future cash flows with reference to alternative investments. If the company is selling at a substantial discount to its intrinsic value, Artisan Partners will prepare to make an investment. Before purchasing any stock, Artisan Partners will clearly define an investment thesis including the company's franchise characteristics, the key investment issues, how the intrinsic value was determined and the near-term price objectives. Any new information regarding the company is evaluated in the context of this investment thesis.

            Limiting downside risk is an important part of the Fund's investment process, particularly when investing in smaller companies. In addition to its intrinsic value analysis, Artisan Partners also seeks to limit downside risk through broad diversification of its holdings to avoid concentration in any one stock or industry. Artisan Partners also continuously monitors its holdings to minimize the chance of negative surprises.

            The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights and, in addition, the Fund may from time to time invest in foreign securities. The Fund also may invest in other types of securities, such as debt securities, and may engage in certain investment practices such as short sales "against the box"; however, the Fund does not currently intend to commit more than 5% of its total assets to investment practices such as short sales against the box.

            The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in short-term corporate obligations or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable. See the discussion of debt securities on page 20.

            The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts and options on futures contracts, or entering into currency exchange contracts.

            Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

            The investment objective of the Fund may be changed by the board of directors without shareholder approval. If there were such a change, you should consider whether the Fund would remain an appropriate investment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.

            SECURITIES, INVESTMENT PRACTICES AND RISKS

            The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

            The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

            EQUITY SECURITIES
            Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term.

            The Fund invests mostly in the common stock of medium-sized companies, defined for this purpose as those companies whose outstanding common stock has a total market value of within the range of the total market values of those companies included in the MidCap Index, which will vary over time. During some periods, the securities of medium-sized companies, as a class, have performed better than the securities of large companies, and in some periods they have performed worse. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (although not as volatile and generally more liquid than smaller companies). Compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

            The Fund may also invest in preferred stocks, and in interests in master limited partnerships and real estate investment trusts ("REITs"). Preferred stocks represent an equity interest in a corporation which, compared to common stock, generally has a preferred return, but more limited appreciation potential. The Fund's investments in master limited partnerships and REITs are equity investments in those entities.

            RESTRICTIONS: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of issuers with an aggregate common stock market capitalization within the range of those companies included in the S&P
            MidCap 400 Stock Index. The Fund may not acquire more than
            10% of the outstanding voting securities of any one issuer. <F5>

            <F5> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

            FOREIGN SECURITIES
            Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. See the Fund's Statement of Additional Information for more information. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

            You should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These risks include: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulation or currency restrictions that would prevent cash from being transferred to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. In addition, the costs of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

            The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the secu-rities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. Emerging markets may be subject to a lower level of monitoring and regulation of traders, insiders and investors.

            RESTRICTIONS: The Fund's investments in foreign securities (including ADRs) are limited to not more than 25% of its total assets. The Fund does not intend to invest more than 10% of its total assets in foreign securities.

            DEBT SECURITIES
            Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, an increase in interest rates will decrease the value of debt securities.

            "Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, determined by Artisan Partners to be of comparable quality. Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

            Lower-rated debt securities (commonly called "junk bonds") are often considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

            Debt securities in which the Fund may invest in the ordinary course of business include intermediate to long-term debt securities issued by corporations or issued or guaranteed by the U.S. government or its agencies or instrumentalities. For more information, see the discussion of debt securities in the Statement of Additional Information.

            RESTRICTIONS: The Fund intends to be substantially fully invested in equity securities in ordinary circumstances. Except when a defensive posture is considered advisable, the Fund's investments in debt securities will not exceed 35% of the Fund's assets, without regard to their ratings. Investments in debt securities in excess of 35% of the Fund's assets will be restricted to investment grade debt securities. The Fund does not in tend to invest more than 5% of its net as sets in securities rated below investment grade.

            CONVERTIBLE SECURITIES
            The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

            RESTRICTIONS: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

            MANAGING INVESTMENT EXPOSURE
            The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other fac-tors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts or options on futures contracts or entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

            These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation, although there is no limitation on the percentage of assets that can be committed to derivative securities. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques -- Managing Investment Exposure."

            CURRENCY EXCHANGE TRANSACTIONS. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.
            Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to TRANSACTION HEDGING and PORTFOLIO HEDGING involving either specific transactions or actual or anticipated positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, Artisan Partners may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency reevaluations on the Fund's total return.

            OPTIONS AND FUTURES. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets or as a hedge against changes in prevailing levels of currency exchange rates. The Fund may write covered call options and purchase put and call options on foreign currencies, securities and stock indices. Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in reduction of the Fund's total return. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

            ILLIQUID AND RESTRICTED SECURITIES
            Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. Certain of these securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

            RESTRICTIONS: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

            DIVERSIFICATION
            Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry or country.
            RESTRICTIONS: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities. <F6>

            <F6> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

            LENDING PORTFOLIO SECURITIES; REPURCHASE AGREEMENTS; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

            The Fund may make loans of its portfolio securities to broker-dealers and banks and may invest in repurchase agreements as a cash management technique. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price within a specified time. The Fund could experience losses or delays in the event of bankruptcy of the seller of a repurchase agreement.

            The Fund may also invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

            RESTRICTIONS: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets.* The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

            BORROWING
            Artisan Funds maintains a line of credit with a major bank to permit borrowing by the Fund on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

            RESTRICTIONS: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market). <F7>

            <F7> The restriction is "fundamental" which means it cannot be changed without shareholder approval.

            OTHER INVESTMENT COMPANIES
            Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

            RESTRICTIONS: The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

            PORTFOLIO TURNOVER
            During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be between 75% and 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital growth may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

            ARTISAN FUNDS
            C/O BOSTON FINANCIAL DATA SERVICES
            P.O. BOX 8412
            BOSTON, MA  02266-8412

            ARTISAN FUNDS

            Bulk Rate
            U.S. Postage
            PAID
            Milwaukee, WI
            Permit No. 2855


xxxxx

                          ARTISAN SMALL CAP VALUE FUND

     Supplement dated February 27, 1998 to Prospectus dated August 20, 1997

[insert on page 5 below "Expenses and Performance -- Expenses"]

FINANCIAL HIGHLIGHTS
The information below shows the results of an investment in the Fund from the commencement of operations on September 29, 1997 through December 31, 1997. These results have not been audited.

                                                    Period
                                                    Ended
                                                 December 31,
                                                    1997*
                                                 -----------
  Net asset value, beginning of period             $10.00
  Income from investment operations:
     Net investment loss                             (.01)
     Net realized and unrealized gains
       on securities                                 0.32
       Total from investment operations              0.31

  Net asset value, end of period                   $10.31

  Total return**                                     3.1%

  Ratios/supplemental data:
     Net assets, end of period (millions)           $27.4
     Ratio of expenses to average net assets***     1.93%
     Ratio of net investment loss to average net
     assets***                                    (0.12)%

  Portfolio turnover rate**                         7.31%

  Average commission rate                         $0.0526

________________________

  * For the period from commencement of operations (September 29, 1997) through December 31, 1997.
 **  Not annualized.
*** Annualized. The ratios of expenses to average net assets and net investment loss to average net assets include fees waived by the Adviser. Absent fees waived by the Adviser, the ratios of expenses to average net assets and net investment loss to average net assets would have been 2.14% and (0.33%), respectively.

XXXXX

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

A Statement of Additional Information dated the date of this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by calling 1-800-344-1770.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 [LOGO]   ARTISAN
          SMALL CAP
          VALUE FUND

          A NO-LOAD FUND

ARTISAN SMALL CAP VALUE FUND invests for long-term capital growth. The Fund invests primarily in common stocks that appear undervalued relative to earnings, book value, cash flow or potential earnings growth, and that are issued by small companies whose outstanding shares have an aggregate market value of less than $1 billion.


PROSPECTUS

AUGUST 20, 1997

ARTISAN FUNDS, INC.

1000 NORTH WATER STREET, SUITE 1770
MILWAUKEE, WISCONSIN  53202

CONTENTS

THE FUND AT A GLANCE             4  GOAL; STRATEGY; MANAGEMENT

                                 5  CLOSING THE FUND; WHO MAY
                                    WANT TO INVEST; RISKS AND
                                    RETURNS

EXPENSES AND PERFORMANCE         6  EXPENSES; PERFORMANCE

YOUR ACCOUNT                     7  DOING BUSINESS WITH THE
                                    FUND; ELIGIBILITY TO INVEST
                                    AFTER THE FUND IS CLOSED;
                                    HOW TO BUY SHARES

                                 8  WAYS TO SET UP YOUR ACCOUNT

                                 9  MINIMUM INVESTMENTS;
                                    AUTOMATIC INVESTMENT PLAN

                                11  HOW TO SELL SHARES

SHAREHOLDER AND ACCOUNT         13  STATEMENTS AND REPORTS;
POLICIES                            SHARE PRICE; PURCHASES

                                14  REDEMPTIONS; ACCOUNT
                                    REGISTRATION; TELEPHONE
                                    TRANSACTIONS

                                15  TELEPHONE EXCHANGE PLAN

DIVIDENDS, CAPITAL GAINS,       16  DISTRIBUTION OPTIONS;
AND TAXES                           TAXES

                                17  UNDERSTANDING DISTRIBUTIONS

THE FUND IN DETAIL              18  ORGANIZATION; MANAGEMENT

                                19  EXPENSES

                                20  THE FUND'S INVESTMENT
                                    PHILOSOPHY

                                21  SECURITIES, INVESTMENT
                                    PRACTICES AND RISKS; COMMON
                                    STOCKS AND OTHER EQUITY
                                    SECURITIES

                                22  FOREIGN SECURITIES; CONVERTIBLE
                                    SECURITIES; MANAGING INVESTMENT
                                    EXPOSURE

                                23  ILLIQUID AND RESTRICTED SECURITIES;
                                    DIVERSIFICATION; LENDING PORTFOLIO
                                    SECURITIES; REPURCHASE
                                    AGREEMENTS; WHEN-ISSUED AND
                                    DELAYED-DELIVERY SECURITIES;
                                    BORROWING

                                24  OTHER INVESTMENT
                                    COMPANIES; PORTFOLIO TURNOVER

THE FUND AT A GLANCE
--------------------

GOAL

Artisan Small Cap Value Fund (the "Fund"), one of the series of funds of Artisan Funds, invests for long-term capital growth.

STRATEGY

The Fund invests primarily in common stocks that appear undervalued relative to earnings, book value, cash flows or potential earnings growth, and that are issued by small companies whose outstanding shares have an aggregate market value of less than $1 billion. It attempts to manage investment risk in the stocks it purchases by emphasizing investments in businesses that have positive cash flow, strong balance sheets and business strategies that are economically sound under ordinary circumstances. Stocks are generally sold when they approach the Fund's estimate of their enterprise value.

Because the Fund typically invests in companies that are characterized by sparse Wall Street research coverage, it uses its own detailed screening and research process. Companies in which the Fund invests usually appear undervalued because they fall into one of the following general categories:

- The company operates in an industry category that is cyclical in nature and is presently out of favor.

- The company has assets which are not adequately reflected in its market value.

- The company has experienced problems leading to a depressed stock price, but is undergoing or is likely to undergo some change which the Fund believes will improve its operations.

-  The company is undiscovered or misunderstood by Wall Street analysts.

In addition to emphasizing investments in companies that are undervalued and represent acceptable investment risks, the Fund attempts to manage portfolio risk by diversifying its holdings to avoid concentration in any one stock or industry sector.

MANAGEMENT

Artisan Partners Limited Partnership ("Artisan Partners"), located in
Milwaukee, Wisconsin, San Francisco, California and Atlanta, Georgia, selects investments for the Fund. Scott C. Satterwhite, vice president of Artisan Funds, is the portfolio manager and is responsible for the day-to-day management of the Fund. He makes all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

Immediately prior to joining Artisan Partners, Mr. Satterwhite was the portfolio manager of Biltmore Special Values Fund from August 1, 1993 through May 31, 1997, and throughout that period had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Biltmore Special Values Fund for the following periods were:

6/1/96 - 5/31/97 (1 YEAR)                    25.00%
6/1/94 - 5/31/97 (3 YEARS)                   25.95%
8/1/93 - 5/31/97 (3 YEARS, 10 MONTHS)        19.78%

Past performance is not a guarantee of future results, and the information shown reflects the performance of another fund managed by Mr. Satterwhite, not the performance of the Fund. The average annual total returns of the Biltmore Special Values Fund shown are those of its Class A shares, and do not include the effect of the sales charges applicable to those shares. If an investor had paid the Class A sales charge of 4.50% on the first day of each of the above periods, the average annual total returns for Biltmore Special Values Fund including that sales charge would have been 19.38%, 24.03% and 18.35%, respectively. Artisan Small Cap Value Fund is a no-load fund. The returns achieved by Mr. Satterwhite as portfolio manager of the Biltmore Special Values Fund reflect the expenses of that fund and the value of its assets; the expenses of the Fund are estimated to be higher and the effect of those expenses may result in less favorable performance. However, actual expenses may be higher or lower than those estimated.



CLOSING THE FUND

The Fund intends to close to new investors when it reaches approximately $400 million in total assets. The board decided that limiting the Fund's size would be in the best interests of shareholders because it will allow Artisan Partners to concentrate the Fund's investments in a manageable number of small companies without taking too large a position in any single company. For more information, see page 7.

WHO MAY WANT TO INVEST

Artisan Small Cap Value Fund is designed for investors who want long-term capital growth rather than income and who have the long-term investment outlook needed for investing in stocks of small companies. The Fund involves risk and is not an appropriate investment for conservative investors who are seeking preservation of capital or income.

RISKS AND RETURNS

Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. In addition, the stocks of small companies often involve more volatility than the stocks of larger companies. The Fund does not pursue income and is not by itself a balanced investment plan.

The Fund will seek to limit risk by investing in undervalued companies; emphasizing investments in companies that have positive cash flow, strong balance sheets, and business strategies that are economically sound under ordinary circumstances; and diversifying its holdings to avoid concentration in any one stock or industry sector.

The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than you paid for them.

See "Securities, Investment Practices and Risks" on page 21 for the types of investments the Fund may make and "Your Account" on page 7 for how to buy and redeem shares.

EXPENSES AND PERFORMANCE
------------------------

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund.

Maximum sales charge on purchases
and reinvested dividends..........................NONE
Deferred sales charge on redemptions..............NONE
Redemption fee (a)................................NONE
Exchange Fee......................................NONE

(a) A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5).

ANNUAL FUND OPERATING EXPENSES. The Fund pays its own operating expenses, including a management fee to Artisan Partners. The Fund also incurs other ex-penses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Fund's expenses are factored into its share price or dividends, are subtracted from the share price daily, and are not charged directly to shareholder accounts.

The Fund expects to incur the following expenses (shown as a percentage of average net assets):

Management fee                               1.00%
12b-1 fee                                    None
Other expenses (after
     reimbursement)                          1.00%
                                             -----
Total operating expenses                     2.00%
                                             =====


Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.00% of average net assets over each fiscal year. The purpose of the expense table is to help you understand the costs and expenses associated with investing in the Fund. The estimate of "Other expenses" is based on the estimated expenses the Fund expects to incur during its fiscal year ending June 30, 1998. Without the Adviser's expense reimbursement, "Other expenses" during that period would be estimated to be 2.12%.

EXAMPLE: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as shown in the column to the left. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

After 1 year        $21
After 3 years       $65

This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example. Because the Fund is new, the above amounts are estimates.

PERFORMANCE

Mutual fund performance is commonly measured as total return. TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

YOUR ACCOUNT
------------

DOING BUSINESS WITH THE FUND

The Fund provides shareholders with service during extended business hours. To reach the Fund, call 1-800-344-1770.

ELIGIBILITY TO INVEST AFTER THE FUND IS CLOSED

The Fund intends to close to new investors when it reaches approximately $400 million in total assets. If you are a shareholder of the Fund when it closes, you will be able to make additional investments in the Fund and reinvest your dividends and capital gain distributions, even after the Fund has closed.

You may open a new account after the Fund is closed only if:

- you are already a shareholder (in your own name or as a beneficial owner of shares held in someone else's name);

- you are transferring or doing a "rollover" into an Artisan Funds IRA from an employee benefit plan through which you held shares of the Fund (if your plan doesn't qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

- you are in an employee benefit plan sponsored by an institution that also sponsors (or is an affiliate of an institute that sponsors) another employee benefit plan account that was a shareholder of the Fund when it closed;

- you are a director or officer of Artisan Funds, Inc., or a partner or employee of Artisan Partners, or a member of the immediate family of any of those people;

- you are a client of Artisan Partners or you have an existing business relationship with Artisan Partners and, in the judgment of Artisan Partners, your investment in the Fund would not adversely affect Artisan Partners' ability to manage the Fund effectively; or

- you are a client of a financial advisor or planner who had at least $500,000 of client assets invested in the Fund, or at least $1 million of client assets invested in Artisan Funds, as of the date the Fund closed to new investors.

You may continue to add to your Fund account(s) through the reinvestment of dividends and distributions from the Fund, and through the purchase of additional Fund shares. An employee benefit plan which is a Fund shareholder may continue to buy shares in the ordinary course of the plan's operations even for new plan participants. An eligible financial adviser or planner may continue to buy shares for existing and new clients.

The Fund does not intend to resume sales of shares to new investors after it closes, although the board of directors may decide to re-open at a later date. Call us at 1-800-344-1770 if you have questions about your eligibility to invest after the Fund has closed.

The Fund intends to close when it reaches approximately $400 million in total assets, not on a designated date. SHAREHOLDERS WILL NOT BE INFORMED IN ADVANCE OF THE DATE ON WHICH THE FUND WILL CLOSE.

HOW TO BUY SHARES

You can open a new account by:

- mailing in an application with a check for $1,000 or more, or

- exchanging $1,000 or more from your existing account with another of the Artisan Funds. For more details, see "Telephone Exchange Plan" on page 15.

AFTER YOUR ACCOUNT IS OPEN, YOU MAY ADD TO IT BY:

- mailing a check or money order along with the form at the bottom of your account statement, or a letter (the Fund does not accept third-party checks);

WAYS TO SET UP YOUR ACCOUNT
-------------------------------------------------------------------------------
INDIVIDUAL OR JOINT OWNERSHIP
For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners.

-------------------------------------------------------------------------------
RETIREMENT
To defer taxes on your retirement savings

Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. Retirement accounts require special applications which may be obtained by calling 1-800-344-1770.

- Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2,000 per tax year. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as you and your spouse's combined earned income is at least $4,000.

- Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- Simplified Employee Pension Plans (SEP-IRAs) allow small business owners or those with self-employment income to make tax-deductible contributions of up to 15% of the first $160,000 of compensation per year for themselves and any eligible employees.

- Other retirement plans - The Fund may be used as an investment in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. The Fund does not offer prototypes of these plans.

An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.

-------------------------------------------------------------------------------
GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)
To invest for a minor's education or other future needs

These custodial accounts provide a way to give money to a minor. The account application should include the child's social security number.

-------------------------------------------------------------------------------
TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN
For money being invested by a trust, employee benefit plan, or profit-sharing plan

The trust or plan must be established before an account can be opened. The date of the trust or plan should be included on the new account application.

-------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
For investment needs of corporations, associations, partnerships, institutions or other groups

You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.
-------------------------------------------------------------------------------

- moving money from your bank account by telephone, provided you have elected this privilege on your new account application;

- moving an investment from another Artisan Fund to the Fund by telephone, provided you have elected this privilege;

-  wiring money from your bank; or

-  making automatic investments.

The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for shares is the net asset value per share next calculated after your investment is received and accepted. An order is considered received when the application (for a new account) or information identifying the account and the money are received. See "Shareholder and Account Policies" on page 13 for information about share price. The Fund does not issue share certificates.

MINIMUM INVESTMENTS
To open an account                 $1,000
To add to an account               $   50
Minimum balance                    $  500

The initial minimum investment will be waived if you participate in the Automatic Investment Plan. Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $500 (or $1,000 if you discontinued the Automatic Investment Plan before your account reached $1,000). Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan is a convenient way for you to make regular, systematic investments into your Fund. Through the Automatic Investment Plan, you purchase shares by transferring money (minimum of $50 per transaction) from your designated checking or savings account. Your automatic investment in the Fund will be processed monthly on a draft date designated by you, between the 3rd and 28th of the month only. The draft will be made on or about (possibly earlier or later than) the date requested due to the processing complexities associated with weekends, holidays, etc. Artisan Funds will NOT be responsible for non-sufficient funds fees.

HOW TO BUY SHARES

MAIL
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                        TO ADD TO AN ACCOUNT:
- Complete and sign the new account      - Make your check or money order
  application.  Make your check or         payable to "Artisan Funds" or
  money order payable to "Artisan          "Artisan Small Cap Value Fund."
  Funds" or "Artisan Small Cap             Put your account number on your
  Value Fund."  Third-party checks         check.
  will not be accepted.
                                            Mail check and form at the bottom
  Mail to the address on the new            of your account statement (or a
  account application.  FOR                 letter) to the address on your
  OVERNIGHT DELIVERY:                       account statement.  FOR OVERNIGHT
                                            DELIVERY:
  Artisan Funds
  c/o Boston Financial Data Services        Artisan Funds
  2 Heritage Drive                          c/o Boston Financial Data Services
  Quincy, MA 02171                          2 Heritage Drive
                                            Quincy, MA 02171

-------------------------------------------------------------------------------
PHONE  1-800-344-1770
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                         TO ADD TO AN ACCOUNT:
- You may not open a new account by      -  If you did not elect the
  phone except by exchange of $1,000        telephone transaction option on
  or more from your identically             your new account application,
  registered account with another           complete the shareholder options
  Artisan Fund.                             form to make investments by phone
                                            from $50 to $25,000 into your
- You may establish the telephone           account and to participate in the
  transaction option when you open          telephone exchange plan.
  an account by electing the option
  on your new account application.       -  All telephone trades must be
                                            placed between 7:00 a.m. and 3:00
                                            p.m.  Central time on days the
                                            NYSE is open for trading.

-------------------------------------------------------------------------------
WIRE
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                       TO ADD TO AN ACCOUNT:
- Call 1-800-344-1770 for                 - Call 1-800-344-1770 for
  instructions on opening an account        instructions on adding to an
  by wire.                                  account by wire.

-------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
-------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                       TO ADD TO AN ACCOUNT:
  If you sign up for the Automatic        - Sign up for the Automatic
  Investment Plan when you open your        Investment Plan on the
  account, the minimum initial              shareholder options form or
  investment will be waived.                call 1-800-344-1770 for
                                            instructions on how to add to
  Complete and sign the Automatic           your existing account.
  Investment Plan section of the new
  account application.

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value per share (share price) calculated after your order is received and accepted. See "Shareholder and Account Policies" on page 13 for more information about share price.

To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-800-344-1770.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

-  each owner's name and address,

-  the Fund's name,

-  your account number,

-  the dollar amount or number of shares to be redeemed, and

-  the signature of each owner as it appears on the account.

Mail your letter to:

     Artisan Funds
     c/o Boston Financial Data Services
     P.O. Box 8412
     Boston, MA 02266-8412

For overnight delivery use:

     Artisan Funds
     c/o Boston Financial Data Services
     2 Heritage Drive
     Quincy, MA 02171

CERTAIN REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

-  you wish to redeem more than $25,000 worth of shares;

-  if you add/change your name or add/remove an owner on your account;

-  if you add/change the beneficiary on your account;

- the check is being mailed to an address different than one on your account (record address);

-  the check is being made payable to someone other than the account owner;

-  when you add the telephone redemption option to your existing account;

-  if you transfer the ownership of your account; or

- you have changed the address on the account by phone within the last 60 days.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

When purchases are made by check or automatic investment plan, payment of redemption proceeds may be delayed until the Fund is reasonably certain that payment for the shares has been collected, which may take as long as 15 days.
                                         11

HOW TO SELL SHARES                           SPECIAL REQUIREMENTS

NOTE:  Some redemptions require signature guarantees.  See page 11.

-------------------------------------------------------------------------------
MAIL
-------------------------------------------------------------------------------
Individual, Joint Owners, Sole           -   The letter of instruction must
Proprietorships,                             be signed by all persons
UGMA, UTMA                                   required to sign for
                                             transactions (usually, all
                                             owners of the account) exactly
                                             as their names appear on the
                                             account.

Trust                                    -   The letter of
                                             instruction must include
                                             the signatures of all
                                             trustees.

All Others                               -   Call 1-800-344-1770 for
                                             instructions.

-------------------------------------------------------------------------------
PHONE  1-800-344-1770
-------------------------------------------------------------------------------
All accounts except IRAs                 -   You automatically have the
                                             telephone redemption option (which
                                             allows you to redeem at least $500
                                             and up to $25,000 worth of shares
                                             per day by phone) unless you
                                             declined it on your new account
                                             application.  If you declined the
                                             telephone redemption option, call
                                             1-800-344-1770 for instructions on
                                             how to add it.

                                          -  All telephone trades must be
                                             placed between 7:00 a.m. and 3:00
                                             p.m. Central time on days the NYSE
                                             is open for trading.


-------------------------------------------------------------------------------
WIRE
-------------------------------------------------------------------------------
All account types except IRAs             -  We will transmit payment by wire
                                             for a fee (currently $5.00) to a
                                             pre-authorized bank account.
                                             Usually, the funds will arrive at
                                             your bank the next business day.


-------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
-------------------------------------------------------------------------------
All account types except IRAs             -  Sign up for systematic withdrawals
                                             (distributions from your account
                                             at regular intervals in specified
                                             dollar amounts of at least $50) by
                                             calling 1-800-344-1770 for
                                             instructions on how to add this
                                             option.

                                          -  You must have at least $5,000 in
                                             your account before you are
                                             eligible to sign up for this
                                             option.  If the amount in your
                                             account is not sufficient to meet
                                             a withdrawal, the remaining amount
                                             in the account will be redeemed.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------

STATEMENTS AND REPORTS

Statements and reports that the Fund sends to you include:

- Confirmation statements (after every transaction in your account or change in your account registration);

-  Account statements (quarterly);

-  Annual and semi-annual reports with financial statements; and

-  Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

If you need copies of current or preceding year statements call 1-800-344-1770. Copies of statements for earlier years are available and are subject to a $10 processing fee.

SHARE PRICE

THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange ("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same and represent the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time but is sometimes earlier.

THE FUND'S NET ASSET VALUE PER SHARE is the value of a single share, and is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

PURCHASES

- All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

-  The Fund does not accept cash, credit cards or third-party checks.

- If your check or telephone purchase order does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

- Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.

- THE FUND RESERVES THE RIGHT TO reject any purchase order. For example, a purchase order may be refused if, in Artisan Partners' opinion, it is so large that it would disrupt management of the Fund.

CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with the Fund may enter confirmed purchase orders or redemption requests on behalf of customers on an expedited basis, including orders by phone, with payment to follow no later than the time when the Fund's net asset value is calculated on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. These institutions may impose charges on their clients for their services and those charges could constitute a significant portion of a smaller account.

Some financial institutions that maintain nominee accounts with the Fund for their clients who own Fund shares charge an annual fee of up to .35% of the average net assets held in such accounts for accounting, servicing and distribution services they provide with respect to the underlying Fund shares. Those fees are allocated between the Fund and Artisan Partners with the Fund paying an amount not to exceed a cost approximating the transfer agency expense that would be incurred by the Fund if the shares held in those nominee accounts were held directly by the beneficial owners. The balance of the fee, and all other expenses incurred in the sale and promotion of Fund shares, is paid by Artisan Partners.

REDEMPTIONS

- Normally, redemption proceeds will be mailed within seven days after receipt of the request for redemption.

- The Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase made by check or by an automatic investment or telephone purchase, which can take up to fifteen days.

- If you make a telephone redemption, the Fund will send payment for your redemption one of three ways: (i) by mail; (ii) by Electronic Funds Transfer (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $5.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

- Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be canceled and future withdrawals will occur only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

ACCOUNT REGISTRATION

ADDRESS CHANGES for your account may be made by writing us a letter or by calling us at 1-800-344-1770. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request unless your change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS

YOU MAY INITIATE MANY TRANSACTIONS, INCLUDING EXCHANGES, PURCHASES AND REDEMPTIONS, BY TELEPHONE. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. If the Fund fails to follow reasonable procedures, the Fund may be responsible for resulting losses.

You should verify the accuracy of telephone transactions immediately upon receipt of
                                       14
your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

TELEPHONE EXCHANGE PLAN

The telephone exchange plan permits you to transfer investments among the Artisan Funds between the hours of 7:00 a.m. and 3:00 p.m., Central time, on days the NYSE is open for trading. The exchange plan does not apply to Artisan International Institutional Shares, a class of shares of Artisan International Fund available only to certain institutional investors.
Artisan Small Cap Fund is closed to new investors. You may use the exchange plan to purchase shares of Artisan Small Cap Fund only if you are eligible to make an investment in that fund, as described in the prospectus of Artisan Small Cap Fund. After the Fund has closed to new investors, you will be able to use the exchange plan to open a new Fund account only if you are eligible to open a new account directly. See page 7 for information on eligibility to invest.

Each exchange between accounts must be at least $1,000. The price of shares exchanged among the Artisan Funds is determined at the end of that day's trading session.

Telephone exchange plan restrictions:

- To exchange between funds, both accounts must be registered in the same name, address and taxpayer identification number.

- To open a Fund account by telephone by exchanging an investment from another of the Artisan Funds, you must have previously elected the telephone transaction option for the fund from which the exchange will be made.

- Before exchanging into another Artisan Fund, you should carefully read that fund's prospectus which may be obtained by calling 1-800-344-1770.

-  The exchange of shares may have tax consequences to you.

- If your account is subject to backup withholding, you may not use the telephone exchange plan.

- Because excessive trading can hurt performance and shareholders, Artisan Funds reserves the right to temporarily or permanently terminate the telephone exchange plan of any investor who makes excessive use of the plan. Artisan Funds also may limit the number of transfers per calendar year.

- Artisan Funds reserves the right to terminate or modify the telephone exchange plan at any time, but will try to give you prior notice whenever it is able to do so.

DIVIDENDS, CAPITAL GAINS AND TAXES
----------------------------------

The Fund intends to distribute substantially all of its net income and net realized capital gains to shareholders at least annually.

DISTRIBUTION OPTIONS

When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so either by a written request or by calling us at 1-800-344-1770. The Fund offers three options:

- REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

- INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

-  CASH OPTION.  You will be sent a check for all distributions.

FOR IRA ACCOUNTS, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA, and might be subject to income tax and penalties if you are under 59 1/2 years old. After you are 59 1/2, you may request payment of distributions in cash which might be subject to income tax.

When you reinvest, the reinvestment price is the Fund's net asset value per share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES

As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and also may be subject to state or local taxes. If you live outside the United States, your distributions also could be taxed by the country in which you reside.

Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January to shareholders of record during the preceding year are taxable as if they were received by you on December 31.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss (although you or your tax preparer may choose an alternative method of calculating your basis). However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

FOREIGN INCOME TAXES. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Fund will not be eligible to make an election to permit you to claim a foreign tax credit for your share of such taxes because it will not meet the requirement of having more than 50% of its assets invested in stocks or securities of foreign corporations. However, the Fund expects such taxes to be deductible by it in computing its taxable income.


                          UNDERSTANDING DISTRIBUTIONS
-------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund's income from dividends and interest and any net realized short-term gain are paid to you as DIVIDENDS.
The Fund's net realized long-term gains are paid to you as CAPITAL GAIN DISTRIBUTIONS.
-------------------------------------------------------------------------------

THE FUND IN DETAIL
------------------

ORGANIZATION

Artisan Small Cap Value Fund is a series of Artisan Funds, Inc. ("Artisan Funds"), an open-end, diversified management investment company which was incorporated under Wisconsin law in 1995.

Each share of the Fund has one vote. All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

ARTISAN FUNDS IS GOVERNED BY A BOARD OF DIRECTORS which is responsible for pro-tecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.

THE FUND MAY HOLD SPECIAL MEETINGS OF SHAREHOLDERS. These meetings may be called to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share of the Fund that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

MANAGEMENT

The Fund is managed by Artisan Partners Limited Partnership, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

Scott C. Satterwhite, vice president of Artisan Funds, is the Fund's portfolio manager. Prior to joining Artisan Partners in June 1997, Mr. Satterwhite was portfolio manager of the Biltmore Special Values Fund and was Senior Vice President and Manager of Personal Trust Portfolio Management for the Personal Financial Services Group of Wachovia Bank of North Carolina, N.A. Mr. Satterwhite is a Chartered Financial Analyst. He has a bachelor's degree from the University of the South and MBA from Tulane University.

Immediately prior to joining Artisan Partners, Mr. Satterwhite was the portfolio manager of the Biltmore Special Values Fund, which he managed from August 1, 1993 through May 31, 1997, and throughout that period had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Biltmore Special Values Fund for the following periods were:

6/1/96 - 5/31/97 (1 year)                   25.00%
6/1/94 - 5/31/97 (3 years)                  25.95%
8/1/93 - 5/31/97 (3 years, 10 months)       19.78%

Past performance is not a guarantee of future results, and the information shown reflects the performance of another fund managed by Mr. Satterwhite, not the performance of the Fund. The average annual total returns of the Biltmore Special Values Fund shown are those of its Class A shares, and do not include the effect of the sales charges applicable to those shares. If an investor had paid the Class A sales charge of 4.50% on the first day of each of the above periods, the average annual total returns for Biltmore Special Values Fund including that sales charge would have been 19.38%, 24.03% and 18.35%, respectively. The Artisan Small Cap Value Fund is a no-load fund. The returns achieved by Mr. Satterwhite as portfolio manager of the Biltmore
Special Values Fund reflect the expenses of that fund and the value of its assets; the expenses of the Fund are estimated to be higher and the effect of those expenses may result in less favorable performance. However, actual expenses may be higher or lower than those estimated.

Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan Partners in 1995, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management, and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

Carlene Murphy Ziegler is a director and the president of Artisan Funds and is co-portfolio manager of Artisan Small Cap Fund. Prior to founding Artisan Partners in 1995, Ms. Ziegler was a co-portfolio manager of Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners in 1995, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.
State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

The address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices in
San Francisco, California and Atlanta, Georgia.

EXPENSES

Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and (iv) .925 of 1% of its average daily net assets over $1 billion.

While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, independent accountants and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners.

THE FUND'S INVESTMENT PHILOSOPHY

Artisan Small Cap Value Fund invests for long-term capital growth.
The Fund invests primarily in common stocks that appear undervalued relative to earnings, book value, cash flows or potential earnings growth, and that are issued by small companies whose outstanding shares have an aggregate market value of less than $1 billion. It attempts to manage investment risk in the stocks it purchases by emphasizing investments in businesses that have positive cash flow, strong balance sheets, and business strategies that are economically sound under ordinary circumstances. Stocks are generally sold when they approach the Fund's estimate of their enterprise value.

Because the Fund typically invests in companies that are characterized by sparse Wall Street research coverage, it uses its own detailed screening and research process. Companies in which the Fund invests usually appear undervalued because they fall into one of the following general categories:

- The company operates in an industry category that is cyclical in nature and is presently out of favor.

- The company has assets which are not adequately reflected in its market value.

- The company has experienced problems leading to a depressed stock price, but is or is likely to undergo some change which the Fund believes will improve its operations.

-  The company is undiscovered or misunderstood by Wall Street analysts.

In addition to emphasizing investments in companies that are undervalued and represent acceptable investment risks, the Fund attempts to manage portfolio risk by diversifying its holdings to avoid concentration in any one stock or industry sector.

The Fund invests primarily in equity securities, including common and preferred stocks, warrants and other similar rights. The Fund may from time to time invest up to 10% of its total assets in foreign securities. The Fund also may invest in other types of securities, such as convertible debt securities, and may engage in certain investment practices such as short sales "against the box"; however, the Fund does not currently intend to commit more than 5% of its total assets to those securities or practices.

The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in high-quality, short-term corporate obligations or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, and options on futures contracts, or entering into currency exchange contracts.

Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market or economic conditions.

The investment objective of the Fund may be changed by the board of directors without shareholder approval. If there were such a change, you should consider whether the Fund would remain an appropriate investment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.


SECURITIES, INVESTMENT PRACTICES AND RISKS

The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term.

The Fund invests mostly in the common stock of small cap companies, defined for this purpose as those companies whose outstanding common stock has a total market value of less than $1 billion. During some periods, the securities of small companies, as a class, have performed better than the securities of large companies, and in some periods they have performed worse. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to larger companies, small companies may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

The Fund may also invest in preferred stocks, and in interests in master limited partnerships and real estate investment trusts ("REITs"). Preferred stocks represent an equity interest in a corporation which, compared to common stock, generally has a preferred return, but more limited appreciation potential. The Fund's investments in master limited partnerships and REITs are the equity investments in those entities.

RESTRICTIONS: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of issuers with an aggregate common stock market capitalization of less than $1 billion. The Fund may not acquire more than 10% of the outstanding voting securities of any one issuer.*


FOREIGN SECURITIES

Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Investing in foreign securities may present economic, market, currency fluctuation, and political risks that are different, and in some cases greater, than investing in U.S. securities. See the Fund's Statement of Additional Information for more information.


RESTRICTIONS: The Fund's investments in foreign securities (including ADRs) are limited to not more than 25% of its total assets. The Fund does not intend to invest more than 10% of its total assets in foreign securities.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

RESTRICTIONS: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

MANAGING INVESTMENT EXPOSURE

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts, or options on futures contracts or entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation, although there is no limitation on the percentage of assets that can be committed to derivative securities. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques -- Managing Investment Exposure."

Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in reduction of the Fund's total return. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

--------------------------
*The restriction is "fundamental," which means it cannot be changed without shareholder approval.

ILLIQUID AND RESTRICTED SECURITIES

Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. Certain of these securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

RESTRICTIONS: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

DIVERSIFICATION

Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry or country.

RESTRICTIONS: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.*

LENDING PORTFOLIO SECURITIES; REPURCHASE AGREEMENTS; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may make loans of its portfolio securities to broker-dealers and banks and may invest in repurchase agreements as a cash management technique. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price within a specified time. The Fund could experience losses or delays in the event of bankruptcy of the seller of a repurchase agreement.

The Fund may invest also in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

RESTRICTIONS: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets.* The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

BORROWING

Artisan Funds maintains a line of credit with a major bank to permit borrowing by the Fund on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

RESTRICTIONS: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market).*

------------------------------
*The restriction is "fundamental," which means it cannot be changed without shareholder approval.

OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies. Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

RESTRICTIONS: The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

PORTFOLIO TURNOVER

During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be less than 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

XXXXX

                          ARTISAN SMALL CAP VALUE FUND

                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION
                                August 20, 1997


                     Supplemented through February 27, 1998



     Artisan Small Cap Value Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated August 20, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund at the telephone numbers and address shown above.



                               TABLE OF CONTENTS
                                                       Page
                                                       ----

Information about the Fund and Artisan Partners          2
Investment Objective and Policies                        2
Investment Techniques and Risks                          3
Investment Restrictions                                 17
Performance Information                                 19
Directors and Officers                                  23
Investment Advisory Services                            26
Portfolio Transactions                                  27
Purchasing and Redeeming Shares                         28
Additional Tax Information                              30
Custodian                                               31
Independent Accountants                                 31

INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan International Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund. The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share on that belief.

     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

INVESTMENT OBJECTIVE AND POLICIES

     Artisan Small Cap Value Fund invests for long-term capital growth. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in common stocks that appear undervalued relative to earnings, book value, cash flows or potential earnings growth, and that are issued by small companies whose outstanding shares have an aggregate market value of less than $1 billion. It attempts to manage investment risk in the stocks it purchases by emphasizing investments in businesses that have positive cash flow, strong balance sheets, and business strategies that are economically sound under ordinary circumstances. Stocks are generally sold when they approach the Fund's estimate of their enterprise value.

     Because the Fund typically invests in companies that are characterized by sparse Wall Street research coverage, it uses its own detailed screening and research process. Companies in which the Fund invests usually appear undervalued because they fall into one of the following general categories:

     - The company operates in an industry category that is cyclical in nature and is presently out of favor.

     - The company has assets which are not adequately reflected in its market value.

     - The company has experienced problems leading to a depressed stock price, but is undergoing or is likely to undergo some change which the Fund believes will improve its operations.

     -  The company is undiscovered or misunderstood by Wall Street analysts.

     In addition to emphasizing investments in companies that are undervalued and represent acceptable investment risks, the Fund attempts to manage portfolio risk by diversifying its holdings to avoid concentration in any one stock or industry sector.

     Artisan Partners believes that there are two distinct approaches to investing in stocks: growth and value. Artisan Small Cap Value Fund follows a value approach. Artisan Small Cap Fund, another series of Artisan Funds, follows a growth approach. Each of these two complementary investment approaches has proven its merit over time, and each can play a significant role in a well-crafted equity portfolio. For example, growth investors look for companies with above-average rates of earnings growth, while value investors look for companies whose stock appear temporarily depressed; many growth investors pay a premium for stocks, while value investors look for bargains; growth stocks tend to be more volatile than value stocks; and growth stocks typically outperform value stocks in strong markets, but underperform them in weak markets.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time invest in foreign securities. The types of investments the Fund may make are discussed in the following pages.

INVESTMENT TECHNIQUES AND RISKS

Foreign Securities

     The Fund may invest up to 25% (but does not expect to invest more than 10%) of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.
     (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Debt Securities

     Under normal market conditions, the Fund does not intend to invest in debt securities other than convertible securities. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

Defensive Investments

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.


Convertible Securities

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Managing Investment Exposure

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.


     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies.
     Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.


     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
     (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
     (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to:
     U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.
     In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect

 --------------------------
     <F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a fraction of the value of certain specified securities, no physical delivery of those securities is made.

     either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts,

     Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading.
     For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"
     <F2> would exceed 5% of the Fund's total assets. The Fund currently intends to limit its use of options and futures so that not more than 5% of its total assets are at risk.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian or broker, assets (including any margin) equal to the market value of such contract.
     When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid, plus other capitalized costs of the option, is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security

     ----------------------------

     <F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise, plus other capitalized costs of the option, and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.


     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into, plus other capitalized costs of the option, and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock

     ---------------------
     <F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's
     500 index).

     positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially indentical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


     In order for the Fund to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on the Fund or an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

Rule 144A Securities

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule
     144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.
     The Fund does not currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.


     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

Line of Credit

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.



Portfolio Turnover

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

INVESTMENT RESTRICTIONS

Fundamental Restrictions

     Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

(5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

Non-Fundamental Restrictions

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors:

(a)  invest in companies for the purpose of exercising control or management;

     -----------------------------
     <F4> The Fund will not purchase securities when total borrowings by the
     Fund are greater than 5% of its net asset value.

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

(f) under normal market conditions, invest less than 65% of its total assets in securities of issuers having aggregate common stock market capitalizations of less than $1 billion, in each case taken at the time of investment.

PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

    The Fund's Total Return from commencement of operations on September 29, 1997 through December 31, 1997 was 3.19%

     The Fund imposes no sales charges and pays no distribution expenses.
     Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

     Atlanta Constitution               Mutual Fund Letter
     Barron's                           Mutual Fund News Service
     Boston Herald                      Mutual Fund Values
     Business Week                      Morningstar Publications
     Chicago Tribune                    Newsweek
     Chicago Sun-Times                  The New York Times
     Cleveland Plain Dealer             No-Load Fund Investor
     CNBC                               Outstanding Investor Digest
     CNN                                Pension World
     Crain's                            Pensions and Investments
     Chicago Business                   Personal Investor
     Consumer Reports                   Jane Bryant Quinn
     Consumer Digest                       (syndicated column)
     Financial World                    Louis Rukeyser's Mutual Fund
     Forbes                             The San Francisco Chronicle
     Fortune                            Smart Money
     Fund Action                        Stranger's Investment Adviser
     Investor's Business Daily          13D Opportunities Report
     Kiplinger's Personal               Time
        Finance Magazine                United Mutual Fund Selector
     Knight-Ridder                      USA Today
     Los Angeles Times                  U.S. News and World Report
     Milwaukee Business Journal         The Wall Street Journal
     Milwaukee Journal Sentinel         Working Woman
     Money                              Worth
                                        Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings,
     (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.


     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average          New York Stock Exchange Composite Index
Russell 2000 Small Stock Index        American Stock Exchange Composite Index
Russell Mid-Cap Stock Index           NASDAQ Composite NASDAQ Industrials
Russell Mid-Cap Value Index             (These indexes generally reflect the
Standard & Poor's 500 Stock Index       performance of stocks traded in the
Standard & Poor's 400 Industrials       indicated markets.)
Standard & Poor's Mid-Cap 400 Index
Wilshire 5000
Wilshire 4500
Wilshire 4000
Wilshire Small-Cap Index
Wilshire Small-Cap Value Index
  (These indexes are widely
  recognized indicators of general
  U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar proprietary ratings reflect historical risk-adjusted performance as of the date indicated. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Andrew A. Ziegler        Director, Chairman  Managing Director of Artisan
10/7/57                  of the Board        Partners; prior to founding
                         and Chief           Artisan Partners, president
                         Executive Officer   and chief operating officer
                                             of Strong/Corneliuson Capital
                                             Management ("Strong") and president
                                             of the Strong Funds from 1990 to
                                             1994; prior thereto, attorney with
                                             the law firm of Godfrey & Kahn,
                                             S.C., Milwaukee, WI.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Carlene Murphy Ziegler   Director and        Managing Director of Artisan
6/20/56                  President           Partners; co-portfolio manager,
                                             Artisan Small Cap Fund; prior to
                                             founding Artisan Partners, a co-
                                             portfolio manager of the Strong
                                             Common Stock Fund, Strong
                                             Opportunity Fund and numerous
                                             institutional small-capitalization
                                             equity portfolios at Strong since
                                             March 1991; prior thereto, a co-
                                             portfolio manager of the Stein Roe
                                             Special Fund.

David A. Erne            Director            Partner of the law firm
5/6/43                                       Reinhart, Boerner, Van Deuren,
                                             Norris & Rieselbach, S.C.,
                                             Milwaukee, WI.

Thomas R. Hefty          Director            President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty business
                                             services) since 1986 and chairman
                                             of the board and chief executive
                                             officer since 1991; and chairman of
                                             the board of Blue Cross & Blue
                                             Shield United of Wisconsin (parent
                                             company of United Wisconsin
                                             Services, Inc.) since 1988 and
                                             president since 1982.

Howard B. Witt           Director            President and chief executive
5/17/40                                      officer of Littelfuse, Inc.
                                             (a manufacturer of advanced circuit
                                             protection devices) since 1990 and
                                             chairman of the board of Littelfuse
                                             since 1993; prior thereto executive
                                             vice president of Littelfuse; and
                                             director of Franklin Electric Co.,
                                             Inc. (a manufacturer of electronic
                                             motors) since 1994.


Lawrence A. Totsky       Chief Financial     Chief financial officer of
5/6/59                   Officer, Treasurer  Artisan Partners; senior vice
                         and Secretary       president (since 1994) and director
                                             of mutual fund administration,
                                             Strong Capital Management, Inc.,
                                             prior thereto.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Mark L. Yockey           Vice President      Portfolio manager, Artisan
6/5/56                                       International Fund; prior to
                                             joining Artisan Partners in
                                             November 1995, portfolio manager of
                                             the United International Growth
                                             Fund and vice president of Waddell
                                             & Reed (investment management firm)
                                             since January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean              Vice President      Equity trader for Artisan Partners;
Voss-Reinhardt                               prior to joining Artisan Partners,
3/6/64                                       equity trader with Northwestern
                                             Mutual since January 1989, prior
                                             thereto, sales associate with Dean
                                             Witter Reynolds.

Millie Adams Hurwitz     Vice President      Co-portfolio manager of the Fund
12/16/62                                     since August 1996;  senior analyst
                                             of Artisan Partners' small
                                             capitalization equity products
                                             since February 1995;  prior to
                                             joining Artisan Partners, co-
                                             portfolio manager at Stein Roe &
                                             Farnham Incorporated from 1992
                                             until 1995, and an analyst with OLC
                                             Corporation from 1989 to 1991.

Scott C. Satterwhite     Vice President      Portfolio manager, Artisan Small
7/15/57                                      Cap Value Fund; prior to joining
                                             Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values from August 1, 1993
                                             through May 31, 1997 and Senior
                                             Vice President and Manager of
                                             Personal Trust Portfolio Management
                                             for the Personal Financial Services
                                             Group of Wachovia Bank of North
                                             Carolina, N.A.

Andrew C. Stephens       Vice President      Portfolio manager, Artisan Mid Cap
10/31/63                                     Fund; co-manager of Strong Asset
                                             Allocation Fund at Strong, February
                                             1993 through March 1997, and senior
                                             research analyst for Strong Common
                                             Stock Fund and Strong Opportunity
                                             Fund, September 1994 through March
                                             1996; prior to February 1933, head
                                             trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N.
     Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401 W. Michigan Street, Milwaukee, Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                                 PENSION OR        TOTAL
                                   RETIREMENT    ESTIMATED      COMPENSATION
                                    BENEFITS       ANNUAL       FROM ARTISAN
                    AGGREGATE   ACCRUED AS PART   BENEFITS    MID CAP FUND AND
                    FROM SMALL      OF FUND         UPON        FUND COMPLEX
NAME OF DIRECTOR  CAP VALUE FUND    EXPENSES     RETIREMENT  PAID TO DIRECTORS
----------------  --------------    --------     ----------  -----------------
Andrew A. Ziegler    $  0            $  0          $    0         $  0

Carlene Murphy
  Ziegler               0               0               0            0


David A. Erne           0               0               0       10,000


Thomas R. Hefty         0               0               0       10,000

Howard B. Witt          0               0               0       10,000


     No shares of the Fund were outstanding on the date of this Statement of Additional Information. However, prior to the commencement of public offering of shares of the Fund, Artisan Partners or one or more of its principals, will purchase shares of the Fund at an initial price of $10 per share.

INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated August 20, 1997 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100

     Pine Street, Suite 3250, San Francisco, California and Five
     Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million; .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.00% of average net assets over each fiscal year.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement will expire on April 30, 1999, but may be continued from year to year thereafter so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b)by the board of directors or by the vote of a majority (as defined in the 1940
     Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include:
     Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan
     Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order plus any applicable transaction fee imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds with reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading.  The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor
     Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.  Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source if distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

     The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including
     (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.




     FINANCIAL STATEMENTS

     The December 31, 1997 Semi-Annual Report to shareholders accompanies this statement of additional information. The Semi-Annual Report contains financial statements, notes thereto and supplementary information entitled "Financial Highlights," all of which (but no other part of the report) are incorporated herein by reference. Additional copies of the report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on the cover page of this statement of additional information. The unaudited financial statements included in the Fund's Semi-Annual Report reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

                             ARTISAN SMALL CAP FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770


                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997


                     Supplemented through February, 27 1998

     Artisan Small Cap Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated October 28, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund.

                               TABLE OF CONTENTS
                                                                  Page

Information about the Fund and Artisan Partners....................B-2
Investment Objective and Policies..................................B-2
Investment Techniques and Risks....................................B-2
Investment Restrictions...........................................B-16
Performance Information...........................................B-19
Directors and Officers............................................B-23
Principal Shareholders............................................B-26
Investment Advisory Services......................................B-26
Portfolio Transactions............................................B-27
Purchasing and Redeeming Shares...................................B-29
Additional Tax Information........................................B-30
Custodian.........................................................B-31
Independent Accountants...........................................B-32
Financial Statements..............................................B-32

                  INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan International Fund, Artisan Mid Cap Fund and Artisan Small Cap Value Fund.
The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time.
The Artisan Funds are intended for long-term investors who share on that belief.

     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

                        INVESTMENT OBJECTIVE AND POLICIES

     Artisan Small Cap Fund invests for maximum long-term capital growth primarily in the common stocks of small companies whose outstanding shares have an aggregate market value of less than $1 billion. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time have significant portions of its portfolio invested in foreign securities. The Fund also may invest in any other type of security, including debt securities.

                           INVESTMENT TECHNIQUES AND RISKS
Foreign Securities

     The Fund may invest up to 25% of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Debt Securities

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.



Defensive Investments

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

Convertible Securities

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet

Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Managing Investment Exposure

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.


     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     CURRENCY EXCHANGE TRANSACTIONS. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.
The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     OPTIONS ON SECURITIES AND INDEXES. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.


<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded, although the margin requirement may be modified during the term of the contract and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"
<F2> would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     TAXATION OF OPTIONS AND FUTURES. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule
144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS
     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees.
Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes' in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                              INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

          Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

          (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

          (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

          (3) make loans, but this restriction shall not prevent the Fund from
(a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

          (4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

          (5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

          (7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

          (8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

          The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors. Many of these restrictions were formerly

<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

required by law or regulation of one or more states in which shares of the Fund are offered for sale. The Fund expects that certain of the following restrictions (including restrictions (a), (d) through (g), and (i) through (k)) will be revised or eliminated, although no change in the Fund's operations is expected to result. The Fund may not:

          (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof if by reason thereof the value of the Fund's aggregate investment in such securities exceed 5% of its total assets (except that the Fund may enter into transactions in options, futures, and options on futures); and (iii) limited partnerships in real estate unless they are readily marketable;

          (b) invest in companies for the purpose of exercising control or management;

          (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

          (d) purchase or hold securities of an issuer if 5% of the securities of such issuer are owned by those officers, directors or partners of the Fund or of its investment adviser, who each own beneficially more than 1/2 of 1% of the securities of that issuer;

          (e) purchase securities of issuers (other than issuers of Federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, including their predecessors or unconditional guarantors, have been in operation for less than three years, if by reason of such purchase the value of the Fund's investment in all such securities will exceed 5% of its total assets (valued at time of purchase);

          (f) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

          (g) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American stock exchange;

          (h) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

          (i) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

          (j) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

          (k) invest more than 5% of its net assets in restricted securities, other than securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933;

          (l) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

          (m) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.


                               PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures.  "Total
Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

          Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

          The Fund's Total Return and Average Total Return for various periods ended June 30, 1997 is shown below:


                                                Average Annual
                              Total Return      Total Return
                              ------------      --------------
          1 year                 11.3%               11.3%
          Life of Fund <F5>      64.6%               24.6%


          <F5> from March 28, 1995 (commencement of operations)

     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners Limited Partners, and other competing investment and deposit products available from or through other financial insti-tutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn (syndicated
      Consumer Digest                 column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.
     The performance of the Fund may be compared to the following indexes or averages:

      Dow-Jones Industrial Average              New York Stock Exchange
      Russell 2000 Small Stock Index            Composite Index
      Russell Mid-Cap Stock Index               American Stock Exchange
      Russell Mid-Cap Value Index               Composite Index
      Standard & Poor's 500 Stock Index         NASDAQ Composite
      Standard & Poor's 400 Industrials         NASDAQ Industrials
      Standard & Poor's Mid-Cap 400             (These indexes generally
      Index                                      reflect the performance
      Wilshire 5000                              of stocks traded in the
      Wilshire 4500                              indicated markets.)
      Wilshire 4000
      Wilshire Small-Cap Index
      Wilshire Small-Cap Value Index
        (These indexes are widely
         recognized indicators of general
         U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                              DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF    POSITIONS HELD           PRINCIPAL OCCUPATIONS DURING
BIRTH               WITH REGISTRANT          PAST 5 YEARS
-----------------   ---------------------    ----------------------------------

Andrew A. Ziegler   Director, Chairman of    Managing Partner of Artisan
10/7/57             the Board and Chief      Partners; prior to founding
                    Executive Officer        Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds from
                                             1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

Carlene Murphy      Director and President   Managing Partner of Artisan
Ziegler                                      Partners; prior to founding
6/20/56                                      Artisan Partners, a co-portfolio
                                             manager of the Strong Common
                                             Stock Fund, Strong Opportunity
                                             Fund and numerous institutional
                                             small-capitalization equity
                                             portfolios at Strong since March
                                             1991; prior thereto, a co-
                                             portfolio manager of the Stein
                                             Roe Special Fund.

David A. Erne        Director                Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.

Thomas R. Hefty      Director                President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986 and
                                             chairman of the board and chief
                                             executive officer since 1991; and
                                             chairman of the board of Blue
                                             Cross & Blue Shield United of
                                             Wisconsin (parent company of
                                             United Wisconsin Services, Inc.)
                                             since 1988 and president since
                                             1982.

Howard B. Witt       Director                President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990
                                             and chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic
                                             motors) since 1994.

Lawrence A. Totsky   Chief Financial         Chief financial officer of
5/6/59               Officer, Treasurer      Artisan Partners; senior vice
                     and Secretary           president (since 1994) and director
                                             of mutual fund administration,
                                             Strong Capital Management, Inc.,
                                             prior thereto.

Mark L. Yockey       Vice President          Partner of Artisan Partners; prior
6/5/56                                       to joining Artisan Partners,
                                             portfolio manager of the United
                                             International Growth Fund and vice
                                             president of Waddell & Reed
                                             (investment management firm) since
                                             January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean Voss-    Vice President          Equity trader for Artisan
Reinhardt                                    Partners; prior to joining Artisan
3/6/64                                       Partners, equity trader with
                                             Northwestern Mutual since January
                                             1989, prior thereto, sales
                                             associate with Dean Witter
                                             Reynolds.

Millie Adams         Vice President          Co-portfolio manager of the Fund;
Hurwitz                                      prior to joining Artisan Partners,
12/16/62                                     co-portfolio manager at Stein Roe
                                             & Farnham Incorporated from 1992
                                             until 1995, and an analyst with
                                             OLC Corporation from 1989 to 1991.

Scott C.             Vice President          Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August 1,
                                             1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens   Vice President          Portfolio manager, Artisan Mid Cap
10/31/63                                     Fund; co-manager of Strong Asset
                                             Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund, September
                                             1994 through March 1996; prior to
                                             February 1933, head trader,
                                             Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401 W. Michigan Street, Milwaukee, Wisconsin 53203; and
Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. (comprised of the Fund and Artisan International Fund) during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                                                       TOTAL
                                       PENSION OR                  COMPENSATION
                                       RETIREMENT                  FROM ARTISAN
                        AGGREGATE       BENEFITS      ESTIMATED   SMALL CAP FUND
                       COMPENSATION     ACCRUED         ANNUAL       AND FUND
NAME OF                FROM ARTISAN    AS PART OF   BENEFITS UPON  COMPLEX PAID
DIRECTOR              SMALL CAP FUND  FUND EXPENSES   RETIREMENT   TO DIRECTORS
--------              --------------  -------------   ----------   ------------
Andrew A. Ziegler       $      0       $    0           $  0         $      0
Carlene Murphy Ziegler         0            0              0                0
David A. Erne              5,000            0              0           10,000
Thomas R. Hefty            5,000            0              0           10,000
Howard B. Witt             5,000            0              0           10,000


     On September 30, 1997, the officers and directors of Artisan Funds as a group owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                              PRINCIPAL SHAREHOLDERS
     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                           INVESTMENT ADVISORY SERVICES
     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated March 27, 1995 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment

Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin
53202. Artisan Partners also has offices at 100 Pine Street, Suite 3250, San Francisco, California, and Five Concourse Parkway, Suite 208, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for certain expenses, as described in the prospectus. The advisory fees paid by the Fund to Artisan Partners during fiscal years 1997 and 1996, and for the period March 28, 1995 through June 30, 1995, aggregated $2,906,791, $2,734,855 and $66,510, respectively.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

     During fiscal years 1997 and 1996, and during the period March 28, 1995 (commencement of operations) through June 30, 1995, the Fund paid brokerage commissions of $650,359, $942,389 and $309,765, respectively, to brokers who furnished research services to the Fund or Artisan Partners on purchases and sales aggregating $637,608,952, $775,778,115 and $92,293,148, respectively.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     NET ASSET VALUE. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION
     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

     The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     The 1997 annual report to shareholders of the Fund, a copy of which accompanies this statement of additional information, contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the annual report) are incorporated herein by reference. Additional copies of the annual report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on the cover page of this statement of additional information.

                           ARTISAN INTERNATIONAL FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                                (414) 390-6100
                                (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997

                     Supplemented through February 27, 1998

     Artisan International Fund (the "Fund") is a series of Artisan Funds,
Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus dated October 28, 1997 for Artisan International Fund, Artisan International Shares ("International Shares") and Artisan International Fund, Artisan International Institutional Shares ("Institutional Shares"), and any additional supplements to those prospectuses. Copies of the prospectuses can be obtained without charge by calling or writing to the Fund.



                               TABLE OF CONTENTS
                                                                           Page

Information about the Fund and Artisan Partners.............................B-2
Investment Objective and Policies...........................................B-2
Investment Techniques and Risks.............................................B-2
Investment Restrictions....................................................B-17
Performance Information....................................................B-20
Directors and Officers.....................................................B-24
Principal Shareholders.....................................................B-27
Investment Advisory Services...............................................B-27
Portfolio Transactions.....................................................B-28
Purchasing and Redeeming Shares............................................B-29
Additional Tax Information.................................................B-31
Custodian..................................................................B-33
Independent Accountants....................................................B-33
Financial Statements.......................................................B-33

                  INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.


     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan
Small Cap Fund, Artisan Mid Cap Fund and Artisan Small Cap Value Fund.
The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share on that belief.

     The Fund offers shares of two classes: International Shares and International Institutional Shares. Each class is offered pursuant to a separate prospectus. This Statement of Additional Information relates to both classes.


                        INVESTMENT OBJECTIVE AND POLICIES

     The discussion below supplements the description in the prospectus of the Fund's investment objective, policies and restrictions.

     Artisan International Fund invests for maximum long-term capital growth. The Fund seeks to achieve its objective by investing primarily in the stocks of foreign companies. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities, of foreign issuers. The Fund also may invest in any other type of security, including debt securities.

                        INVESTMENT TECHNIQUES AND RISKS

FOREIGN SECURITIES

     Under normal market conditions, the Fund invests at least 65% of its total assets in foreign securities (including American Depository Receipts
("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs.
In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. Because U.S. and foreign stock markets typically move in different cycles, combining international and U.S. investments can protect an investment portfolio against the full impact of a downturn in any single market, thus helping to enhance returns by lowering risk.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

DEBT SECURITIES

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

DEFENSIVE INVESTMENTS

     The Fund intends to be substantially fully invested in equity securities of non-U.S. issuers in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations (U.S. or non-U.S.) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

CONVERTIBLE SECURITIES

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

MANAGING INVESTMENT EXPOSURE

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.
The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     A put option is "covered" if the Fund maintains assets with a value equal to the exercise price in a segregated account with its custodians, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the
                                    B-7

Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a

<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

number of indexes (including, but not limited to:  the Standard &
Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded and may be modified during the term of the contract (although the Fund's broker may require margin deposits in excess of the minimum required by the exchange). The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," <F2> would exceed 5% of the Fund's total assets.

     When purchasing or selling a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian or broker assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

     As long as the Fund continues to sell its shares in certain states and applicable state law or regulation so requires, the Fund's options and futures transactions also will be subject to certain non-fundamental investment restrictions set forth under "Investment Restrictions" in this statement of additional information.

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan
Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.


SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                              INVESTMENT RESTRICTIONS
FUNDAMENTAL RESTRICTIONS

     Artisan Funds has adopted the following investment restrictions for Artisan International Fund, which may not be changed without the approval of the Fund's shareholders.

     The Fund may not:

     (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

     (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

     (3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     (4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

     (5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

     (7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer,

<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

     (8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors. Many of these restrictions were formerly required by law or regulation of one or more states in which shares of the Fund are offered for sale. The Fund expects that certain of the following restrictions (including restrictions (a) and (d) through (j)) will be revised or eliminated, although no change in the Fund's operations is expected to result. The Fund may not:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof if by reason thereof the value of the Fund's aggregate investment in such securities exceed 5% of its total assets (except that the Fund may enter into transactions in options, futures, and options on futures); and (iii) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization; <F5>

<F5> As long as Fund shares are offered for sale in California and applicable
     California law or regulation so requires, the Fund will not acquire or retain the shares of other open-end investment companies.

     (d) purchase or hold securities of an issuer if 5% of the securities of such issuer are owned by those officers, directors or partners of the Fund or of its investment adviser, who each own beneficially more than 1/2 of 1% of the securities of that issuer;

     (e) purchase securities of issuers (other than issuers of Federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, including their predecessors or unconditional guarantors, have been in operation for less than three years, if by reason of such purchase the value of the Fund's investment in all such securities will exceed 5% of its total assets (valued at time of purchase);

    (f) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

    (g) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American stock exchange;

    (h) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

    (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 5% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

    (j) invest more than 10% of its net assets in restricted securities, other than securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933;

    (k) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

    (l) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

                              PERFORMANCE INFORMATION

     From time to time the Fund may quote Total Return or Average Annual Total Return for its International Shares or its International Institutional Shares. "Total Return" for a period is the percentage change in value during the period of an investment in shares of that class of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P =       a hypothetical initial investment of $1,000
               T =       average annual total return
               n =       number of years
               ERV =     ending redeemable value of a hypothetical $1,000
                         investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

          The Fund's Total Return and Average Total Return for various periods ended June 30, 1997 is shown below:


                                               Average Annual
                              Total Return      Total Return
                              ------------      ------------

          1 year                20.9%              20.9%
          Life of Fund <F6>     46.1%              28.5%


          <F6> from December 28, 1995 (commencement of operations)

     Total Return and Average Annual Total Return of Institutional Shares will be calculated in the same way as for International Shares. The performance of Institutional Shares will be different from the performance of International Shares because the expenses allocated to the classes will be different and their expense reimbursement or waiver arrangements may be different. Because the expense ratio for Institutional Shares is expected to be lower, the Total Return and Average Annual Total Return of Institutional Shares are expected to be greater than for International Shares.

     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of International Shares or Institutional Shares may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of International Shares or Institutional Shares to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) or mention of its officers or portfolio manager in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Mention of the Fund's portfolio manager may include reference to his management of another mutual fund, the past performance of which should not be considered an indication of the Fund's performance. Newspapers and magazines and other media which might mention the Fund or its officers or portfolio manager include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn (syndicated
      Consumer Digest                 column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

  Dow-Jones Industrial Average           New York Stock Exchange Composite Index
  Standard & Poor's 500 Stock Index      American Stock Exchange Composite Index
  Standard & Poor's 400 Industrials      NASDAQ Composite
  Standard & Poor's Mid-Cap 400 Index    NASDAQ Industrials
  Wilshire 5000
  (These indexes are widely              (These indexes generally
   recognized indicators of general       reflect the performance
   U.S. stock market results.)            of  stocks traded in the
                                          indicated markets.)

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE)
Index
Financial Times-Actuaries World Index (Ex-U.S.)
Morgan Stanley Capital International World Index
(These indexes are widely recognized indicators of the international markets)

     The performance of International Shares or Institutional Shares also may be compared to the following mutual fund industry indexes or averages: Lipper International & Global Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper International Index; ICD International Equity Funds Average; ICD All Equity Funds Average; ICD General Equity Average; ICD Global Equity Funds Average; ICD International Equity and Global Equity Funds Average; ICD Foreign Securities Index; Morningstar International Stock Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper International Fund index reflects the net asset value weighted return of the ten largest international funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., Morgan Stanley Capital International, or other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both), value stocks (small-capitalization, large-capitalization, or both), the U.S. stock market generally, or the U.S. stock market compared to other stock markets throughout the world.

                                 DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF    POSITIONS HELD           PRINCIPAL OCCUPATIONS DURING
BIRTH               WITH REGISTRANT          PAST 5 YEARS
-----------------   ---------------          ----------------------------------
Andrew A. Ziegler   Director, Chairman of    Managing Partner of Artisan
10/7/57             the Board and Chief      Partners; prior to founding
                    Executive Officer        Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds from
                                             1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS DURING
BIRTH                WITH REGISTRANT         PAST 5 YEARS
----------------     ---------------         ----------------------------------
Carlene Murphy       Director and President  Managing Partner of Artisan
Ziegler                                      Partners; prior to founding
6/20/56                                      Artisan Partners, a co-portfolio
                                             manager of the Strong Common
                                             Stock Fund, Strong Opportunity
                                             Fund and numerous institutional
                                             small-capitalization equity
                                             portfolios at Strong since March
                                             1991; prior thereto, a co-
                                             portfolio manager of the SteinRoe
                                             Special Fund.

David A. Erne        Director                Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.


Thomas R. Hefty      Director                President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986
                                             and chairman of the board and
                                             chief executive officer since
                                             1991; and chairman of the board
                                             of Blue Cross & Blue Shield
                                             United of Wisconsin (parent
                                             company of United Wisconsin
                                             Services, Inc.) since 1988 and
                                             president since 1982.

Howard B. Witt       Director                President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990
                                             and chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic
                                             motors) since 1994.

Lawrence A. Totsky   Chief Financial         Chief financial officer of
5/6/59               Officer, Treasurer      Artisan Partners; senior vice
                     and Secretary           president (since 1994) and director
                                             of mutual fund administration,
                                             Strong Capital Management, Inc.,
                                             prior thereto.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS DURING
BIRTH                WITH REGISTRANT         PAST 5 YEARS
----------------     ---------------         -----------------------------------
Mark L. Yockey       Vice President          Partner of Artisan Partners;
 6/5/56                                      prior to joining Artisan
                                             Partners, portfolio manager of
                                             the United International Growth
                                             Fund and vice president of
                                             Waddell & Reed (investment
                                             management firm) since January
                                             1990; prior thereto, equity
                                             analyst for Waddell & Reed.

Sandra Jean Voss-    Vice President          Equity trader for Artisan
Reinhardt                                    Partners; prior to joining
3/6/64                                       Artisan Partners, equity trader
                                             with Northwestern Mutual since
                                             January 1989, prior thereto,
                                             sales associate with Dean Witter
                                             Reynolds.

Millie Adams         Vice President          Co-portfolio manager of Artisan
Hurwitz                                      Small Cap Fund; prior to joining
12/16/62                                     Artisan Partners, co-portfolio
                                             manager at Stein Roe & Farnham
                                             Incorporated from 1992 until
                                             1995; and an analyst with OLC
                                             Corporation from 1989 to 1991.

Scott C.             Vice President          Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August
                                             1, 1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens   Vice President          Portfolio manager, Artisan Mid
10/31/63                                     Cap Fund; co-manager of Strong
                                             Asset Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund,
                                             September 1994 through March
                                             1996; prior to February 1933,
                                             head trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401

W. Michigan Street, Milwaukee, Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds (comprised of the Fund and Artisan Small Cap Fund) during the fiscal year ended June 30, 1996 to each of the directors of Artisan Funds.

                                        PENSION OR                    TOTAL
                                        RETIREMENT                 COMPENSATION
                         AGGREGATE       BENEFITS     ESTIMATED    FROM ARTISAN
                        COMPENSATION      ACCRUED      ANNUAL      INTERNATIONAL
                        FROM ARTISAN    AS PART OF    BENEFITS     FUND AND FUND
                        INTERNATIONAL      FUND         UPON       COMPLEX PAID
NAME OF DIRECTOR            FUND         EXPENSES     RETIREMENT   TO DIRECTORS
----------------        -------------   ----------    ----------   ------------
Andrew A. Ziegler         $     0        $     0        $     0       $     0
Carlene Murphy Ziegler          0              0              0             0
David A. Erne               2,500              0              0        10,000
Thomas R. Hefty             2,500              0              0        10,000
Howard B. Witt              2,500              0              0        10,000


     As of September 30, 1997, the directors and officers of Artisan Funds, as a group, owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                              PRINCIPAL SHAREHOLDERS

     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                          INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated December 27, 1995 (the "Advisory Agreement"). Artisan
Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan

Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 3250, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.50% of average net asset annually. The advisory fees paid by the Fund to Artisan Partners during fiscal year 1997 and for the period December 28, 1995 through June 30, 1996, totalled $2,444,080 and $133,215, respectively.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

     During the fiscal year ended June 30, 1997 and during the period December 28, 1995 (commencement of operations) through June 30, 1996, the Fund paid brokerage commissions of $2,960,678 and $425,266, respectively, to brokers who furnished research services to the Fund or Artisan Partners on purchases and sales aggregating $824,170,635 and $97,912,681, respectively.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares" and "How to Sell Shares" in the International Shares prospectus and "Purchasing and Redeeming Shares" in the International Institutional Shares prospectus. All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder servicing services provided by such a company with respect to International Shares of the Fund held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. That portion of the fee paid by the Fund is allocated to the International Shares. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the net asset value for the applicable class of shares next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of each class of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of each class of shares the Fund is determined by dividing the value of that class's pro rata portion of all the Fund's securities and other assets, subtracting that class's pro rata portion of the Fund's liabilities and any liabilities specifically allocated to that class, by the number of shares of that class outstanding.

     Trading in the portfolio securities of the Fund takes place in various foreign markets on certain days (such as Saturdays or U.S. holidays) when Artisan Funds is not open for business and the net asset value of the Fund is not calculated. Conversely, trading in the Fund's portfolio securities may not occur on days when Artisan Funds is open. As a result, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Fund's portfolio securities and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding') from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxed, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund, and (ii) the portion of Fund dividends which represent income from each foreign country if the Fund qualifies to pass along such credit.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     Audited Financial Statements. The 1997 annual report to shareholders of the Fund, a copy of which accompanies this Statement of Additional Information, contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the annual report) are incorporated herein by reference. The "Financial Highlights" included in the annual report relate to the Fund's International Shares. Additional copies of the annual report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on cover page of this Statement of Additional Information.

                             ARTISAN MID CAP FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997

                     Supplemented through February 27, 1998

     Artisan Mid Cap Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated October 28, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund at the telephone numbers and address shown above.


                               TABLE OF CONTENTS
                                                                Page
                                                               -----

Information about the Fund and Artisan Partners..................B-2
Investment Objective and Policies................................B-2
Investment Techniques and Risks..................................B-2
Investment Restrictions.........................................B-17
Performance Information.........................................B-19
Directors and Officers..........................................B-22
Investment Advisory Services....................................B-25
Portfolio Transactions..........................................B-26
Purchasing and Redeeming Shares.................................B-27
Additional Tax Information......................................B-29
Custodian.......................................................B-30
Independent Accountants.........................................B-30



              INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan
Small Cap Fund, Artisan International Fund, and Artisan Small Cap Value Fund. The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time.
The Artisan Funds are intended for long-term investors who share on that belief.


     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

                          INVESTMENT OBJECTIVE AND POLICIES

     Artisan Mid Cap Fund invests for maximum long-term capital growth. The Fund invests primarily in the common stocks of medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). As of September
30, 1997, the MidCap Index included companies with capitalizations between approximately $250 million and $12 billion. the market capitalization range in which the Fund invests will change as the range of the companies included in the MidCap Index changes. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time have significant portions of its portfolio invested in foreign securities. The Fund also may invest in any other type of security, including debt securities.

                            INVESTMENT TECHNIQUES AND RISKS

FOREIGN SECURITIES

     The Fund may invest up to 25% of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

DEBT SECURITIES

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc.

("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

DEFENSIVE INVESTMENTS

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

CONVERTIBLE SECURITIES

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

MANAGING INVESTMENT EXPOSURE

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S.

dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies.
In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months).
The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more 2effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded, although the margin requirement may be modified during the term of the contract and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," <F2> would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     As long as the Fund continues to sell its shares in certain states and applicable state law or regulation so requires, the Fund's options and futures transactions also will be subject to certain non-fundamental investment restrictions set forth under "Investment Restrictions" in this statement of additional information.

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid, plus other capitalized costs of the option, is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise, plus other capitalized costs of the option, and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into, plus other capitalized costs of the option, and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on the Fund or an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities'). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                                 INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

     Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

(5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;


<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors:

(a)  invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

(f) under normal market conditions, invest less than 65% of its total assets in securities of issuers having aggregate common stock market capitalizations within the range of the aggregate common stock market capitalizations of issuers included in the S&P MidCap 400 Index, in each case at the time of investment.

                               PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures.  "Total
Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return' is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

     The Fund's Total Return for the period from June 27, 1997 (commencement of operations) through December 31, 1997 was 28.1%


     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners Limited Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn
      Consumer Digest                 (syndicated column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money


     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average         New York Stock Exchange Composite Index
Russell 2000 Small Stock Index       American Stock Exchange Composite Index
Russell Mid-Cap Stock Index          NASDAQ Composite
Russell Mid-Cap Growth Index         NASDAQ Industrials
Standard & Poor's 500 Stock Index
Standard & Poor's 400 Industrials
Standard & Poor's Mid-Cap 400 Index     (These indexes generally reflect the
Standard & Poor's Mid-Cap Growth Index   performance of stocks traded in the
Wilshire 5000                            indicated markets.)
Wilshire 4500
Wilshire 4000
Wilshire Small-Cap Index
 (These indexes are widely
  recognized indicators of general
  U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar proprietary ratings reflect historical risk-adjusted performance as of the date indicated. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day
Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                               DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS
BIRTH                WITH REGISTRANT         DURING THE PAST 5 YEARS
----------------     ---------------         --------------------------------
Andrew A. Ziegler    Director, Chairman of   Managing Director of Artisan
10/7/57              the Board and Chief     Partners; prior to founding
                     Executive Officer       Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds
                                             from 1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS
BIRTH                WITH REGISTRANT         DURING THE PAST 5 YEARS
----------------     ---------------         ----------------------------------
Carlene Murphy       Director and President  Managing Director of Artisan
Ziegler                                      Partners; co-portfolio manager,
6/20/56                                      Artisan Small Cap Fund; prior to
                                             founding Artisan Partners, a co-
                                             portfolio manager of the Strong
                                             Common Stock Fund, Strong
                                             Opportunity Fund and numerous
                                             institutional small-
                                             capitalization equity portfolios
                                             at Strong since March 1991; prior
                                             thereto, a co-portfolio manager
                                             of the Stein Roe Special Fund.

David A. Erne       Director                 Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.

Thomas R. Hefty     Director                 President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986 and
                                             chairman of the board and chief
                                             executive officer since 1991; and
                                             chairman of the board of Blue
                                             Cross & Blue Shield United of
                                             Wisconsin (parent company of
                                             United Wisconsin Services, Inc.)
                                             since 1988 and president since
                                             1982.

Howard B. Witt      Director                 President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990 and
                                             chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic motors)
                                             since 1994.

Lawrence A. Totsky  Chief Financial          Chief financial officer of
5/6/59              Officer, Treasurer       Artisan Partners; senior vice
                    and Secretary            president (since 1994) and director
                                             of mutual fund administration,
                                             Strong Capital Management, Inc.,
                                             prior thereto.


Mark L. Yockey      Vice President           Portfolio manager, Artisan
6/5/56                                       International Fund; prior to
                                             joining Artisan Partners,
                                             portfolio manager of the United
                                             International Growth Fund and vice
                                             president of Waddell & Reed
                                             (investment management firm) since
                                             January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean Voss-   Vice President           Equity trader for Artisan
Reinhardt                                    Partners; prior to joining Artisan
3/6/64                                       Partners, equity trader with
                                             Northwestern Mutual since January
                                             1989, prior thereto, sales
                                             associate with Dean Witter
                                             Reynolds.

Millie Adams        Vice President           Co-portfolio manager of the Fund
Hurwitz                                      since August 1996;  senior
12/16/62                                     analyst of Artisan Partners'
                                             small capitalization equity
                                             products since February 1995;
                                             prior to joining Artisan
                                             Partners, co-portfolio manager at
                                             Stein Roe & Farnham Incorporated
                                             from 1992 until 1995, and an
                                             analyst with OLC Corporation from
                                             1989 to 1991.

Scott C.            Vice President           Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August
                                             1, 1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens  Vice President           Portfolio manager, Artisan Mid
10/31/63                                     Cap Fund; co-manager of Strong
                                             Asset Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund,
                                             September 1994 through March
                                             1996; prior to February 1933,
                                             head trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401

W. Michigan Street, Milwaukee,
Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                     PENSION OR
                                     RETIREMENT                      TOTAL
                                      BENEFITS                   COMPENSATION
                        AGGREGATE     ACCRUED      ANNUAL      FROM ARTISAN MID
                      COMPENSATION   AS PART OF   BENEFITS     CAP FUND AND FUND
                      FROM ARTISAN      FUND      ESTIMATED        COMPLEX
NAME OF DIRECTOR      MID CAP FUND    EXPENSES    RETIREMENT   PAID TO DIRECTORS
----------------      ------------    --------    ----------   -----------------
Andrew A. Ziegler       $    0         $    0       $    0           $     0
Carlene Murphy Ziegler       0              0            0                 0
David A. Erne                0              0            0            10,000
Thomas R. Hefty              0              0            0            10,000
Howard B. Witt               0              0            0            10,000

     On September 30, 1997, the officers and directors of Artisan Funds as a group owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                                  PRINCIPAL SHAREHOLDERS

     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                              INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated April 30, 1997 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100

Pine Street, Suite 3250, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.0% of average net assets over each fiscal year. For the period from June 28, 1997 (commencement of operations) through June 30, 1997, the Fund made no advisory fee payments to Artisan Partners.

       The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services
Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund. For the period from June 28, 1997 (commencement of operations) through June 30, 1997, there were no purchases or sales of portfolio securities.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

     - You fail to furnish your properly certified social security or other tax identification number;

     - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

     - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     Copies of the June 30, 1997 Annual and December 31, 1997 Semi-Annual Reports to shareholders accompany this statement of additional information. The Annual Report contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the report) are incorporated herein by reference. The Semi-Annual Report contains unaudited financial statements, notes thereto and supplementary information entitled "Financial Highlights," all of which (but no other part of the report) are incorporated herein by reference. Additional copies of the reports may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on the cover page of this statement of additional information. The unaudied financial statements included in the Fund's Semi-Annual Report reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

XXXXX
                                     PART C

                               OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     (a)  Financial Statements:
               (1) Financial Statements included in Part A of this registration statement:
                    None.
               (2)  Financial Statements included in Part B of this amendment:


               ARTISAN SMALL CAP FUND
               ----------------------

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's annual report to shareholders for the fiscal year ended June 30, 1997:

                    - Schedule of Investments at June 30, 1997

                    - Statement of Assets and Liabilities at June 30, 1997

                    - Statement of Operations for the Period Ended June 30, 1997

                    - Statement of Changes in Net Assets for the Years Ended
                      June  30, 1997 and June 30, 1996

                    - Notes to Financial Statements

                    - Report of Independent Accountants

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's Semi-Annual Report to shareholders for the fiscal year ended December 31, 1997:

                    - Schedule of Investments at December 31, 1997 (unaudited)

                    - Statement of Assets and Liabilities at December 31, 1997
                      (unaudited)

                    - Statement of Operations for the Period Ended December 31,
                      1997 (unaudited)

                    - Statement of Changes in Net Assets for the Period Ended
                      December 31, 1997 (unaudited)

                    - Notes to Financial Statements

               ARTISAN INTERNATIONAL FUND
               --------------------------
                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's annual report to shareholders for the fiscal year ended June 30, 1997:

                    - Schedule of Investments at June 30, 1997

                    - Statement of Assets and Liabilities at June 30, 1997

                    - Statement of Operations for the Period Ended June 30, 1997

                    - Statement of Changes in Net Assets for the Year ended June
                      30, 1997 and the Period ended June 30, 1996

                    - Notes to Financial Statements

                    - Report of Independent Accountants

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's Semi-Annual Report to shareholders for the fiscal year ended December 31, 1997:

                    - Schedule of Investments at December 31, 1997 (unaudited)

                    - Statement of Assets and Liabilities at December 31, 1997
                      (unaudited)

                    - Statement of Operations for the Period Ended December 31,
                      1997 (unaudited)

                    - Statement of Changes in Net Assets for the Period Ended
                      December 31, 1997 (unaudited)

                    - Notes to Financial Statements



               ARTISAN MID CAP FUND
               --------------------
                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's annual report to shareholders for the fiscal year ended June 30, 1997:

                    - Statement of Assets and Liabilities at June 30, 1997

                    - Statement of Changes in Net Assets for the Period ended
                      June 30, 1997 (from commencement of operations on June 28, 1997)

                    - Notes to Financial Statements

                    - Report of Independent Accountants

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's Semi-Annual Report to shareholders for the fiscal year ended December 31, 1997:

                    - Schedule of Investments at December 31, 1997 (unaudited)

                    - Statement of Assets and Liabilities at December 31, 1997
                      (unaudited)

                    - Statement of Operations for the Period Ended December 31,
                      1997 (unaudited)

                    - Statement of Changes in Net Assets for the Period Ended
                      December 31, 1997 (unaudited)

                    - Notes to Financial Statements


               Artisan Small Cap Value Fund
               ----------------------------
                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's Semi-Annual Report to shareholders for the fiscal year ended December 31, 1997:

                    - Schedule of Investments at December 31, 1997 (unaudited)

                    - Statement of Assets and Liabilities at December 31, 1997
                      (unaudited)

                    - Statement of Operations for the Period Ended December 31,
                      1997 (unaudited)

                    - Statement of Changes in Net Assets for the Period Ended
                      December 31, 1997 (unaudited)

                    - Notes to Financial Statements

               Note: the following schedules have been omitted for the following reasons:

                    Schedule I - The required information is presented in the Schedules of Investments at June 30, 1997 or December 31 1997, respectively.

                    Schedules II, III, IV and V - the required information is not present.

     (b)  Exhibits:

EXHIBIT  EDGAR
NUMBER   EXHIBIT     DESCRIPTION
         NO.
1.1      EX-99.B1-1  Amended and Restated Articles of Incorporation of the
                     Registrant. (a)

1.2      EX-99.B1-2  Articles of Amendment dated October 12, 1995. (a)

1.3      EX-99.B1-3  Articles of Amendment dated January 16, 1997. (b)

1.4      EX-99.B1-4  Articles of Amendment dated April 10, 1997. (c)

1.5      EX-99.B1-5  Articles of Amendment dated June 5, 1997. (d)

2        EX-99.B2    Bylaws, as amended. (a)

3        EX-99.B3    None.

4        EX-99.B4    None (Registrant does not issue share certificates.)

EXHIBIT  EDGAR
NUMBER   EXHIBIT     DESCRIPTION
         NO.

5.1      EX-99.B5-1  Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

5.2      EX-99.B5-2  Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

5.3      EX-99.B5-3  Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (c)

5.4      EX-99.B5-4  Form of Investment Advisory Agreement between the
                     Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (d)

6        EX-99.B6    None.

7        EX-99.B7    None.

8.1      EX-99.B8-1  Custodian Agreement and Accounting Services Agreement
                     between the Registrant and State Street Bank and Trust Company. (a)

8.2      EX-99.B8-2  Notification to custodian regarding addition of
                     Artisan Mid Cap Fund  (c).

8.3      EX-99.B8-3  Notification to custodian regarding addition of
                     Artisan Small Cap Value Fund. (d)

9.1      EX-99.B9-1  Transfer Agency Agreement between the Registrant and
                     State Street Bank and Trust Company. (a)

9.2      EX-99.B9-2  Amendment No. 1 to Transfer Agency Agreement. (b)

9.3      EX-99.B9-3  Notification to transfer agent regarding addition of
                     Artisan Mid Cap Fund. (c).

9.4      EX-99.B9-4  Notification to transfer agent regarding addition of
                     Artisan Small Cap Value Fund. (d)

10.1     EX-99.B10-1 Opinion and Consent of Counsel dated March 8, 1995 with respect to Artisan Small Cap Fund. (a)

10.2     EX-99.B10-2 Opinion and Consent of Counsel dated October 13, 1995 with respect to Artisan International Fund. (a)

10.3     EX-99.B10-3 Opinion and Consent of Counsel dated April 10, 1997 with respect to Artisan Mid Cap Fund. (c)

10.4     EX-99.B10-4 Opinion and Consent of Counsel dated June 6, 1997 with respect to Artisan Small Cap Value Fund. (d)

EXHIBIT  EDGAR
NUMBER   EXHIBIT NO.   DESCRIPTION

11       EX-99.B-11    Consent of Independent Accountants.

12       EX-99.B-12    None.

13       EX-99.B13     Subscription Agreement between the Registrant and
                       Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

14.1     EX-99.B14-1   IRA plan booklet dated March 1995. (a)

15       EX-99.B15     None.

16       EX-99.B16     Schedule of computation of performance quotations. (a)

17.1     EX-27.1       Financial Data Schedule of Artisan Small Cap Fund.

17.2     EX-27.2       Financial Data Schedule of Artisan International
                       Fund.

17.3     EX-27.3       Financial Data Schedule of Artisan Mid Cap Fund.

17.4     EX-27.4       Financial Data Schedule of Artisan Small Cap Value Fund

18       EX-99.B18     Multiple Class Plan pursuant to Rule 18f-3 for
                       Artisan International Fund.(b)

19       EX-99.B19     Form of account application. (d)


(a) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 3 to Registrant's registration statement, Securities Act file number 33-88316 (the "Registration Statement"), filed on November 27, 1995.

(b) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 5 to the Registration Statement, filed on January 21, 1997.

(c) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(d) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.


ITEM 25.  Persons Controlled by or Under Common Control With Registrant.

     The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "The Fund in Detail - Organization - Management" and in the statement of additional information under the caption "Investment Advisory Services" is incorporated herein by reference.

ITEM 26.  Number of Holders of Securities.
                                                   No. of Record Holders
Title of Series and Class                          at January 31, 1998
------------------------                           ---------------------
Artisan Small Cap Fund                                    14,773
Artisan International Fund - International Shares          7,301
Artisan International Fund - International                    55
Institutional Shares                                          70
Artisan Mid Cap Fund                                       2,917
Artisan Small Cap Value Fund

ITEM 27.  Indemnification.

     Article VIII of Registrant's Amended Articles of Incorporation (Exhibits 1.1, 1.2, 1.3, 1.4 and 1.5, which are incorporated herein by reference) provides that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes, and the Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

     Registrant and its directors and officers are insured under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 28.  Business and Other Connections of Investment Adviser.

     The information in each prospectus under the caption "The Fund in Detail - Organization - Management" is incorporated herein by reference. For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of Artisan Partners Limited Partnership has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Officers' in the statement of additional information.

ITEM 29.  Principal Underwriters.

          None

ITEM 30.  Location of Accounts and Records.

          Lawrence A. Totsky
          Artisan Partners Limited Partnership
          1000 North Water Street, Suite 1770
          Milwaukee, Wisconsin 53202

ITEM 31.  Management Services.

          Not applicable.

ITEM 32.  Undertakings.

          (a)  Not applicable.

          (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within 60 days of the end of the four to six month period from the effective date of the Registrant's 1933 Act registration statement.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company
     Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Milwaukee and state of Wisconsin on February 27, 1998.


                              ARTISAN FUNDS, INC.

                              By  /s/ Andrew A. Ziegler
                                      Andrew A. Ziegler,
                                      Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated.

        Name                  Title                                    Date

/s/ Andrew A. Ziegler         Director, Chief Executive     )
Andrew A. Ziegler             Officer (principal executive  )
                              officer)                      )
                                                            )
                                                            )
/s/ Carlene Murphy Ziegler    Director and President        )
Carlene Murphy Ziegler                                      )
                                                            )
                                                            )
                                                            )
/s/ David A. Erne             Director                      )  February 27,
David A. Erne                                               )      1998
                                                            )
                                                            )
/s/ Thomas R. Hefty           Director                      )
Thomas R. Hefty                                             )
                                                            )
                                                            )
/s/ Howard B. Witt            Director                      )
Howard B. Witt                                              )
                                                            )
                                                            )
/s/ Lawrence A. Totsky        Chief Financial Officer,      )
Lawrence A. Totsky            Treasurer and Secretary       )
                              (principal financial and      )
                              accounting officer)           )

            Index of Exhibits Filed with this Registration Statement
            --------------------------------------------------------

  Exhibit        EDGAR Exhibit           Exhibit
  Number            Number
  ------       -------------    ----------------------------
    11           EX-99.B-11      Consent of Independent
                                 Accountants.

   17.1            EX-27.1       Financial Data Schedule of
                                 Artisan Small Cap Fund.

   17.2            EX-27.2       Financial Data Schedule of
                                 Artisan International Fund.

   17.3            EX-27.3       Financial Data Schedule of
                                 Artisan Mid Cap Fund.

   17.4            EX-27.4       Financial Data Schedule of
                                 Artisan Small Cap Value Fund.